UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2009

Date of reporting period: 3/31/2009

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 97.1%

Consumer Products – 7.0%
Apparel, Shoes and Accessories - 2.1%
Carter’s [a]	50,000	$940,500
Columbia Sportswear	227,388	6,803,449
Fossil [a]	45,875	720,237
Gildan Activewear [a,b]	21,400	173,340
Guess?	114,800	2,419,984
Hanesbrands [a,b]	39,500	378,015
K-Swiss Cl. A [a]	654,450	5,589,003
Movado Group	167,620	1,263,855
Polo Ralph Lauren	16,000	676,000
Skechers U.S.A. Cl. A [a]	33,500	223,445
Steven Madden [a]	455,350	8,551,473
Timberland Company (The) Cl. A [a]	194,587	2,323,369
True Religion Apparel [a]	92,800	1,095,968
Volcom [a,b]	78,250	759,025
Warnaco Group (The) [a,b]	25,300	607,200
Weyco Group [c]	590,500	15,305,760
Wolverine World Wide	594,981	9,269,804

		57,100,427

Consumer Electronics - 0.9%
Dolby Laboratories Cl. A [a]	676,150	23,063,477
Harman International Industries	162,100	2,193,213

		25,256,690

Food/Beverage/Tobacco - 0.6%
Industrias Bachoco ADR	56,300	632,812
J & J Snack Foods	31,566	1,091,868
J.M. Smucker Company (The)	1,500	55,905
Lance	9,267	192,939
National Beverage [a]	15,000	137,550
PepsiAmericas	8,800	151,800
Sanderson Farms	367,332	13,793,316

		16,056,190

Health, Beauty and Nutrition - 1.1%
Inter Parfums	1,140,450	6,648,823
NBTY [a]	593,700	8,359,296
Nu Skin Enterprises Cl. A	919,033	9,640,656
Nutraceutical International [a,c]	737,810	4,943,327
NutriSystem	47,588	679,081
Steiner Leisure [a]	7,705	188,079

		30,459,262

Home Furnishing and Appliances - 1.6%
American Woodmark	669,936	11,764,076
Ethan Allen Interiors	947,903	10,673,388
Furniture Brands International [a]	512,600	753,522
Mohawk Industries [a,b]	396,100	11,831,507
National Presto Industries	9,512	580,327
Natuzzi ADR [a]	2,096,300	2,410,745
Stanley Furniture [a,c]	689,924	5,188,229

		43,201,794

Sports and Recreation - 0.7%
Arctic Cat [a,b]	17,647	67,588
Callaway Golf	26,582	190,859
Polaris Industries	90,126	1,932,301
RC2 Corporation [a]	182,400	961,248
Thor Industries	656,950	10,261,559
Winnebago Industries [a]	1,421,450	7,547,900

		20,961,455

Total		193,035,818

Consumer Services – 6.3%
Leisure and Entertainment - 0.8%
DreamWorks Animation SKG Cl. A [a]	427,000	9,240,280
International Speedway Cl. A	296,996	6,551,732
World Wrestling Entertainment Cl. A	524,254	6,049,891

		21,841,903

Online Commerce - 0.0%
1-800-FLOWERS.COM Cl. A [a]	345,225	714,616

Restaurants and Lodgings - 0.4%
Ark Restaurants [a]	122,800	1,137,128
Bob Evans Farms	7,755	173,867
CEC Entertainment [a]	384,781	9,958,132
DineEquity [a,b]	6,790	80,530

		11,349,657

Retail Stores - 5.1%
Abercrombie & Fitch Cl. A	327,400	7,792,120
American Eagle Outfitters	770,100	9,426,024
America’s Car-Mart [a]	436,600	5,933,394
Ann Taylor Stores [a]	327,600	1,703,520
Big Lots [a]	20,417	424,265
BJ’s Wholesale Club [a]	208,300	6,663,517
Brown Shoe	25,000	93,750
Buckle (The)	404,754	12,923,795
Build-A-Bear Workshop [a,b]	60,900	369,663
CarMax [a,b]	495,000	6,157,800
Cash America International	51,300	803,358
Cato Corporation (The) Cl. A	1,077,950	19,704,926
Charming Shoppes [a]	4,528,700	6,340,180
Children’s Place Retail Stores [a]	12,300	269,247
China Nepstar Chain Drugstore ADR	280,300	1,135,215
Christopher & Banks	1,450	5,930
Dollar Tree [a]	14,500	645,975
Dress Barn (The) [a]	1,650,926	20,289,881
DSW Cl. A [a,b]	84,400	784,076
Family Dollar Stores	116,315	3,881,432
GameStop Corporation Cl. A [a,b]	7,700	215,754
Men’s Wearhouse (The)	153,043	2,317,071
Penske Automotive Group [a,b]	289,200	2,698,236
Pier 1 Imports [a]	2,548,800	1,427,328
Regis Corporation	250,300	3,616,835
Rent-A-Center [a]	21,700	420,329
Ross Stores	21,340	765,679
Tiffany & Co.	827,000	17,830,120
Tuesday Morning [a]	370,000	469,900
Urban Outfitters [a]	200,000	3,274,000

		138,383,320

Total		172,289,496

Financial Intermediaries – 9.9%
Banking - 0.0%
Bankrate [a,b]	25,000	623,750
Northern Trust	6,200	370,884
Wilmington Trust	16,300	157,947

		1,152,581

Insurance - 6.4%
Alleghany Corporation [a]	88,007	23,834,833
American Safety Insurance Holdings [a]	368,340	4,239,593
Amerisafe [a]	120,700	1,849,124
Aspen Insurance Holdings	439,200	9,864,432
Baldwin & Lyons Cl. B	310,427	5,873,279
Berkley (W.R.)	37,100	836,605
CNA Surety [a]	513,295	9,465,160
CRM Holdings [a]	7,000	4,480
E-L Financial	24,850	7,095,692
EMC Insurance Group	142,130	2,994,679
Enstar Group [a]	86,900	4,894,208
Erie Indemnity Cl. A	437,480	14,953,066
Fidelity National Financial Cl. A	529,100	10,322,741
Greenlight Capital Re Cl. A [a]	39,800	635,606
Harleysville Group	177,300	5,639,913
HCC Insurance Holdings	10,900	274,571
Horace Mann Educators	23,439	196,185
Leucadia National [a]	300,000	4,467,000
Markel Corporation [a]	10,800	3,065,904
Marsh & McLennan Companies	12,660	256,365
Max Capital Group	456,800	7,875,232
Meadowbrook Insurance Group	896,204	5,466,844
Montpelier Re Holdings	594,413	7,703,593
Navigators Group [a]	3,770	177,869
PartnerRe	2,100	130,347
ProAssurance Corporation [a]	276,154	12,874,300
Reinsurance Group of America	273,600	8,861,904
RenaissanceRe Holdings	171	8,454
RLI	66,954	3,361,091
State Auto Financial	113,948	2,005,485
Stewart Information Services	116,600	2,273,700
Transatlantic Holdings	217	7,740
Validus Holdings	286,500	6,784,320
Wesco Financial	1,676	462,576
White Mountains Insurance Group	3,000	515,730
Zenith National Insurance	285,713	6,888,540

		176,161,161

Securities Brokers - 2.7%
DundeeWealth	157,500	623,354
E*TRADE Financial [a,b]	300,000	384,000
Evercore Partners Cl. A	166,100	2,566,245
GFI Group	580,000	1,861,800
Interactive Brokers Group Cl. A [a,b]	260,300	4,198,639
Investment Technology Group [a]	25,000	638,000
Jefferies Group [b]	783,300	10,809,540
KBW [a,b]	208,200	4,236,870
Knight Capital Group Cl. A [a]	994,520	14,659,225
Lazard Cl. A	725,600	21,332,640
Stifel Financial [a]	293,799	12,724,435

		74,034,748

Securities Exchanges - 0.5%
MarketAxess Holdings [a]	233,600	1,784,704
Singapore Exchange	122,500	411,218
TMX Group	385,400	10,928,022

		13,123,944

Other Financial Intermediaries - 0.3%
KKR Financial Holdings [a]	1,455,007	1,294,956
NASDAQ OMX Group [a]	358,800	7,025,304

		8,320,260

Total		272,792,694

Financial Services – 8.0%
Diversified Financial Services - 0.0%
FCStone Group [a]	43,789	99,839

Information and Processing - 2.8%
Dun & Bradstreet	55,100	4,242,700
FactSet Research Systems	316,500	15,821,835
Fiserv [a]	9,300	339,078
Global Payments	3,491	116,634
Interactive Data	453,500	11,274,010
MoneyGram International [a,b]	2,405,100	2,838,018
Morningstar [a]	494,800	16,897,420
MSCI Cl. A [a,b]	339,500	5,740,945
SEI Investments	1,515,800	18,507,918
Western Union	17,600	221,232

		75,999,790

Insurance Brokers - 1.2%
Brown & Brown	1,110,960	21,008,254
Gallagher (Arthur J.) & Co.	718,900	12,221,300
National Financial Partners [a,b]	6,900	22,080
Willis Group Holdings	9,800	215,600

		33,467,234

Investment Management - 3.9%
Affiliated Managers Group [a]	217,865	9,087,149
AGF Management Cl. B	846,600	5,532,983
AllianceBernstein Holding L.P.	1,301,550	19,158,816
CI Financial	480,000	5,326,142
Cohen & Steers	704,170	7,858,537
Eaton Vance	185,900	4,247,815
Federated Investors Cl. B	1,188,700	26,460,462
Franklin Resources	2,800	150,836
GAMCO Investors Cl. A	145,200	4,740,780
Pzena Investment Management Cl. A [a,b]	136,200	260,142
Teton Advisors [a,d]	2,167	4,919
Waddell & Reed Financial Cl. A	1,053,100	19,029,517
Westwood Holdings Group	98,400	3,846,456

		105,704,554

Specialty Finance - 0.1%
GATX Corporation	24,800	501,704
Portfolio Recovery Associates [a]	122,285	3,282,129

		3,783,833

Other Financial Services - 0.0%
Heartland Payment Systems	4,800	31,728
IntercontinentalExchange [a]	7,300	543,631

		575,359

Total		219,630,609

Health – 6.0%
Commercial Services - 0.3%
Owens & Minor	270,000	8,945,100
PAREXEL International [a]	58,000	564,340

		9,509,440

Drugs and Biotech - 1.5%
Celera Corporation [a]	446,300	3,405,269
Endo Pharmaceuticals Holdings [a]	734,180	12,980,303
Forest Laboratories [a]	21,400	469,944
Hi-Tech Pharmacal [a]	530,400	3,023,280
ICON ADR [a]	148,600	2,399,890
Lexicon Pharmaceuticals [a]	1,497,400	1,632,166
Life Technologies [a]	6,800	220,864
Obagi Medical Products [a]	946,302	5,091,105
Perrigo Company	400,633	9,947,717
Regeneron Pharmaceuticals [a]	100,000	1,386,000
ViroPharma [a]	50,000	262,500
WuXi PharmaTech Cayman ADR [a]	141,800	642,354

		41,461,392

Health Services - 1.9%
Advisory Board (The) [a]	717,179	11,890,828
Air Methods [a]	43,700	738,967
Covance [a]	19,900	709,037
Cross Country Healthcare [a]	240,700	1,576,585
eResearch Technology [a]	188,044	989,111
Healthcare Services Group	434,850	6,509,705
HealthSouth Corporation [a]	915,000	8,125,200
Hooper Holmes [a]	2,392,970	1,076,836
Lincare Holdings [a]	378,204	8,244,847
On Assignment [a]	85,000	230,350
Pharmaceutical Product Development	110,200	2,613,944
Res-Care [a]	74,600	1,086,176
U.S. Physical Therapy [a,c]	905,675	8,766,934

		52,558,520

Medical Products and Devices - 2.3%
Atrion Corporation	1,500	132,360
CONMED Corporation [a]	80,932	1,166,230
Dentsply International	26,200	703,470
Hill-Rom Holdings	75	742
Home Diagnostics [a,c]	878,647	4,981,929
ICU Medical [a]	26,437	849,156
IDEXX Laboratories [a,b]	509,197	17,608,032
Immucor [a]	13,609	342,266
Palomar Medical Technologies [a]	149,151	1,082,836
Schein (Henry) [a,b]	72,100	2,884,721
STERIS Corporation	542,631	12,632,450
Techne Corporation	152,877	8,363,901
Thoratec Corporation [a]	366,600	9,417,954
Young Innovations	111,350	1,725,925

		61,891,972

Total		165,421,324

Industrial Products – 15.9%
Automotive - 1.9%
ATC Technology [a]	497,959	5,577,141
Copart [a]	728,525	21,608,051
Dorman Products [a]	516,760	4,821,371
Eaton Corporation	8,100	298,566
Gentex Corporation	524,500	5,224,020
Harley-Davidson	50,000	669,500
SORL Auto Parts [a]	38,867	69,961
Strattec Security [a]	150,000	1,251,000
Superior Industries International	443,600	5,256,660
WABCO Holdings	511,097	6,291,604
Wescast Industries Cl. A [a]	46,100	24,132
Wonder Auto Technology [a,b]	60,177	215,434

		51,307,440

Building Systems and Components - 1.9%
AAON	435,378	7,889,049
Apogee Enterprises	24,700	271,206
Armstrong World Industries [a]	668,700	7,362,387
Drew Industries [a]	901,244	7,822,798
NCI Building Systems [a,b]	399,171	886,160
Preformed Line Products	197,086	7,418,317
Quanex Building Products	30,370	230,812
Simpson Manufacturing	1,186,600	21,382,532

		53,263,261

Construction Materials - 0.6%
Ash Grove Cement	50,018	9,253,330
Owens Corning [a]	850,700	7,690,328
United Rentals [a]	37,400	157,454

		17,101,112

Industrial Components - 1.6%
Bel Fuse Cl. A	88,704	1,102,591
BYD Company [a]	87,600	163,105
CLARCOR	471,000	11,864,490
Donaldson Company	200,000	5,368,000
FARO Technologies [a]	12,087	162,449
GrafTech International [a]	555,600	3,422,496
Hubbell Cl. B	12,300	331,608
PerkinElmer	893,970	11,415,997
Powell Industries [a]	317,000	11,193,270

		45,024,006

Machinery - 3.5%
Astec Industries [a,b]	225,300	5,909,619
Briggs & Stratton	252,600	4,167,900
Cascade Corporation	236,000	4,160,680
Columbus McKinnon [a]	65,600	572,032
Franklin Electric	522,400	11,560,712
FreightCar America	9,000	157,770
Intermec [a,b]	7,000	72,800
Lincoln Electric Holdings	499,876	15,841,070
Nordson Corporation	433,332	12,319,629
Regal-Beloit	54,000	1,654,560
Robbins & Myers	397,162	6,024,948
Rofin-Sinar Technologies [a]	1,194,579	19,256,613
Tennant Company	645,700	6,050,209
Wabtec Corporation	254,400	6,711,072
Woodward Governor	153,566	1,716,868

		96,176,482

Metal Fabrication and Distribution - 2.8%
Allegheny Technologies	260,700	5,717,151
Carpenter Technology	314,875	4,446,035
Castle (A.M.) & Co.	30,200	269,384
Commercial Metals	171,800	1,984,290
Encore Wire	29,000	621,470
Foster (L.B.) Company Cl. A [a]	17,000	422,110
Fushi Copperweld [a,b]	124,300	596,640
Gibraltar Industries [a]	321,212	1,516,121
Haynes International [a]	277,608	4,946,974
Kennametal	786,771	12,753,558
Reliance Steel & Aluminum	426,400	11,227,112
Schnitzer Steel Industries Cl. A	441,610	13,862,138
Sims Metal Management ADR	1,029,415	12,270,627
Steel Dynamics	118,605	1,044,910
Trinity Industries	10,000	91,400
Universal Stainless & Alloy Products [a,c]	375,527	3,631,346

		75,401,266

Miscellaneous Manufacturing - 1.0%
AZZ [a,b]	5,400	142,506
Brady Corporation Cl. A	475,700	8,386,591
Crane Company	37,500	633,000
Harsco Corporation	27,200	603,024
HNI Corporation	114,400	1,189,760
Matthews International Cl. A	6,990	201,382
Mettler-Toledo International [a]	171,300	8,792,829
Raven Industries	206,100	4,282,758
Steelcase Cl. A	100,000	501,000
Teleflex	50,000	1,954,500

		26,687,350

Paper and Packaging - 0.4%
AptarGroup	209,132	6,512,370
Greif Cl. A	153,400	5,106,686

		11,619,056

Pumps, Valves and Bearings - 1.6%
Gardner Denver [a]	758,077	16,480,594
Graco	504,800	8,616,936
IDEX Corporation	517,900	11,326,473
Kaydon Corporation	252,731	6,907,138

		43,331,141

Specialty Chemicals and Materials - 0.6%
Balchem Corporation	35,325	887,717
Cabot Corporation	327,000	3,436,770
Cytec Industries	30,000	450,600
Lubrizol Corporation (The)	56,300	1,914,763
Olin Corporation	59,700	851,919
OM Group [a]	86,600	1,673,112
Quaker Chemical	11,671	92,668
Schulman (A.)	9,257	125,432
Sensient Technologies	50,000	1,175,000
Westlake Chemical	353,000	5,164,390

		15,772,371

Other Industrial Products - 0.0%
Herman Miller	26,592	283,471

Total		435,966,956

Industrial Services – 15.4%
Advertising and Publishing - 0.4%
Airmedia Group ADR [a,b]	255,215	1,069,351
Scholastic Corporation	552,825	8,331,073
ValueClick [a]	243,600	2,073,036

		11,473,460

Commercial Services - 9.2%
Acacia Research-Acacia Technologies [a]	106,329	433,822
Administaff	487,793	10,307,066
Barrett Business Services	493,301	4,745,556
Brink’s Company (The)	260,935	6,904,340
Cintas Corporation	67,700	1,673,544
Convergys Corporation [a]	107,300	866,984
Corinthian Colleges [a]	138,600	2,695,770
Corporate Executive Board	591,500	8,576,750
CRA International [a]	444,263	8,387,685
Exponent [a]	313,893	7,950,910
Forrester Research [a]	288,200	5,925,392
FTI Consulting [a,b]	157,000	7,768,360
Gartner [a]	864,200	9,514,842
Grupo Aeroportuario del Centro Norte ADR	50,300	365,178
Heidrick & Struggles International	408,262	7,242,568
Hewitt Associates Cl. A [a]	700,800	20,855,808
ITT Educational Services [a]	2,811	341,312
Jackson Hewitt Tax Service [a,b]	5,500	28,710
Kelly Services Cl. A [a]	10,600	85,330
Kforce [a]	830,300	5,837,009
Korn/Ferry International [a]	964,648	8,739,711
Landauer	156,300	7,921,284
LECG Corporation [a]	1,054,448	2,678,298
Lincoln Educational Services [a]	4,691	85,939
Manpower	451,766	14,244,182
ManTech International Cl. A [a]	235,900	9,884,210
MAXIMUS	255,000	10,164,300
Monster Worldwide [a]	375,200	3,057,880
MPS Group [a]	1,175,100	6,991,845
Resources Connection [a]	404,631	6,101,835
Ritchie Bros. Auctioneers	1,240,300	23,057,177
Robert Half International	299,500	5,340,085
Rollins	130	2,230
Sotheby’s	711,194	6,400,746
TrueBlue [a]	1,068,340	8,813,805
Universal Technical Institute [a]	733,500	8,802,000
Viad Corporation	75,000	1,059,000
Waste Services [a]	311,700	1,334,076
Watson Wyatt Worldwide Cl. A	370,585	18,295,781
Wright Express [a]	20,000	364,400

		253,845,720

Engineering and Construction - 1.6%
Desarrolladora Homex ADR [a,b]	142,400	1,885,376
EMCOR Group [a]	60,000	1,030,200
HLS Systems International [a,b]	194,850	633,262
Integrated Electrical Services [a]	595,156	5,427,823
KBR	1,058,100	14,612,361
NVR [a]	46,724	19,986,191

		43,575,213

Food, Tobacco and Agriculture - 0.4%
Cal-Maine Foods	27,600	617,964
Corn Products International	19,200	407,040
Hormel Foods	18,200	577,122
Intrepid Potash [a,b]	133,303	2,459,440
Origin Agritech [a]	177,400	484,302
Zapata Corporation [a,c]	1,009,600	5,764,816

		10,310,684

Industrial Distribution - 1.3%
Applied Industrial Technologies	469,700	7,923,839
Mine Safety Appliances	350,200	7,011,004
MSC Industrial Direct Cl. A	514,400	15,982,408
Pool Corporation	302,700	4,056,180
Watsco [b]	9,900	336,897

		35,310,328

Printing - 0.0%
Courier Corporation	3,006	45,601

Transportation and Logistics - 2.5%
Arkansas Best	157,800	3,001,356
Atlas Air Worldwide Holdings [a]	38,330	665,026
Forward Air	662,800	10,757,244
Landstar System	604,100	20,219,227
Pacer International [a]	362,272	1,267,952
Patriot Transportation Holding [a]	80,800	5,035,456
Star Bulk Carriers [a,b]	1,120,977	2,488,569
Tidewater	159,300	5,914,809
Universal Truckload Services	526,613	7,551,630
UTI Worldwide	974,000	11,639,300

		68,540,569

Total		423,101,575

Natural Resources – 11.5%
Energy Services - 5.7%
Calfrac Well Services	285,000	1,530,338
CARBO Ceramics	495,900	14,103,396
CE Franklin [a]	146,553	606,730
Ensign Energy Services	2,230,000	19,314,404
Exterran Holdings [a,b]	408,100	6,537,762
Helmerich & Payne	612,864	13,954,913
ION Geophysical [a]	816,700	1,274,052
Lufkin Industries	1,526	57,805
Major Drilling Group International	209,400	2,006,307
Oil States International [a]	1,253,327	16,819,648
Pason Systems	2,040,600	15,408,084
Patterson-UTI Energy	876,166	7,850,447
Pioneer Drilling [a,b]	1,036,302	3,399,071
Rowan Companies [a]	439,600	5,262,012
RPC	598,710	3,969,447
SEACOR Holdings [a]	229,600	13,387,976
ShawCor Cl. A	159,200	2,445,831
Superior Well Services [a]	77,924	399,750
Trican Well Service	1,538,300	7,857,433
Unit Corporation [a]	838,680	17,545,186
Willbros Group [a]	242,000	2,347,400
Yingli Green Energy Holding ADR [a,b]	43,800	263,676

		156,341,668

Oil and Gas - 0.9%
Bill Barrett [a]	5,843	129,948
Cimarex Energy	626,908	11,522,569
Crosstex Energy	299,900	491,836
Frontier Oil	496,407	6,349,046
GMX Resources [a,b]	17,000	110,500
PetroCorp [a,d]	210,800	0
St. Mary Land & Exploration	444,300	5,878,089

		24,481,988

Precious Metals and Mining - 4.0%
Agnico-Eagle Mines	646,500	36,798,780
AMCOL International	21,832	323,987
Eldorado Gold [a,b]	1,989,400	17,904,600
Hecla Mining [a]	2,161,200	4,322,400
International Coal Group [a,b]	1,109,640	1,786,520
Ivanhoe Mines [a]	1,829,700	11,252,655
Pan American Silver [a]	726,000	12,646,920
Randgold Resources ADR	234,500	12,745,075
Red Back Mining [a]	391,700	2,532,007
Silver Standard Resources [a]	679,000	10,945,480
Sino Gold Mining [a]	120,000	442,223

		111,700,647

Real Estate - 0.9%
Jones Lang LaSalle	219,900	5,114,874
PICO Holdings [a]	160,000	4,811,200
St. Joe Company (The) [a,b]	828,100	13,862,394

		23,788,468

Other Natural Resources - 0.0%
First Quantum Minerals	16,000	450,507

Total		316,763,278

Technology – 16.1%
Aerospace and Defense - 1.2%
Alliant Techsystems [a]	6,910	462,832
BE Aerospace [a]	95,400	827,118
Ceradyne [a]	11,233	203,654
Curtiss-Wright	290,310	8,143,196
FLIR Systems [a]	194,738	3,988,234
HEICO Corporation	479,000	11,639,700
HEICO Corporation Cl. A	117,900	2,432,277
Integral Systems [a]	162,548	1,397,913
Teledyne Technologies [a]	135,000	3,601,800

		32,696,724

Components and Systems - 3.8%
AAC Acoustic Technologies Holdings	1,604,300	755,366
Benchmark Electronics [a]	814,200	9,119,040
Celestica [a]	8,600	30,616
Diebold	512,800	10,948,280
Dionex Corporation [a]	294,226	13,902,179
Energy Conversion Devices [a,b]	360,200	4,779,854
Lexmark International [a]	291,000	4,909,170
Logitech International [a,b]	1,110,700	11,417,996
MKS Instruments [a]	498,320	7,310,354
MTS Systems	305,358	6,946,895
Nam Tai Electronics [a]	311,397	1,158,397
Newport Corporation [a]	290,000	1,281,800
Plexus Corporation [a]	966,500	13,357,030
Rimage Corporation [a,c]	623,703	8,326,435
Starent Networks [a,b]	14,100	222,921
Super Micro Computer [a]	1,075,550	5,291,706
Technitrol	1,299,035	2,221,350
Thomas & Betts [a]	34,450	861,939
VTech Holdings	153,300	595,948
Western Digital [a]	67,700	1,309,318
Zebra Technologies Cl. A [a]	32,022	609,058

		105,355,652

Distribution - 0.4%
Agilysys	25,000	107,500
Anixter International [a]	68,630	2,174,198
Arrow Electronics [a]	17,200	327,832
ScanSource [a]	19,700	366,026
Tech Data [a]	321,005	6,991,489

		9,967,045

Internet Software and Services - 0.0%
Akamai Technologies [a]	38,100	739,140

IT Services - 2.6%
Black Box	272,700	6,438,447
Jack Henry & Associates	137,369	2,241,862
Perot Systems Cl. A [a]	1,541,328	19,852,305
Sapient Corporation [a]	1,791,526	8,008,121
SRA International Cl. A [a]	942,475	13,854,383
Sykes Enterprises [a,b]	28,480	473,622
Syntel	575,576	11,845,354
Total System Services	617,200	8,523,532

		71,237,626

Semiconductors and Equipment - 3.4%
Advanced Energy Industries [a]	590,244	4,444,537
Analog Devices	5,000	96,350
Cabot Microelectronics [a]	223,976	5,382,143
Cirrus Logic [a]	590,900	2,221,784
Cognex Corporation	888,835	11,865,947
Coherent [a]	565,256	9,750,666
Cymer [a]	13,900	309,414
Diodes [a,b]	959,700	10,182,417
Entegris [a]	761,600	654,976
Exar Corporation [a]	824,441	5,144,512
Fairchild Semiconductor International [a]	1,253,300	4,674,809
GSI Group [a]	99,120	94,164
International Rectifier [a]	311,000	4,201,610
IPG Photonics [a]	70,800	596,136
IXYS Corporation [a]	266,600	2,148,796
KLA-Tencor	18,000	360,000
Lam Research [a]	104,650	2,382,881
MEMC Electronic Materials [a]	35,200	580,448
Microsemi [a]	50,000	580,000
NVIDIA Corporation [a]	43,200	425,952
OmniVision Technologies [a]	836,986	5,624,546
Sanmina-SCI Corporation [a]	169,700	51,758
Semitool [a]	1,177,902	3,274,568
Sigma Designs [a]	18,900	235,116
Supertex [a]	1,600	36,960
Techwell [a]	20,277	127,948
TTM Technologies [a]	300,000	1,740,000
Varian [a]	242,842	5,765,069
Varian Semiconductor Equipment Associates [a]	279,400	6,051,804
Verigy [a]	406,700	3,355,275

		92,360,586

Software - 2.8%
ACI Worldwide [a]	435,731	8,169,956
Adobe Systems [a]	18,330	392,079
ANSYS [a,b]	460,400	11,556,040
Blackbaud	630,622	7,321,521
Epicor Software [a]	4,584	17,465
Fair Isaac	558,700	7,860,909
Manhattan Associates [a]	150,000	2,598,000
MICROS Systems [a]	17,101	320,644
MSC.Software [a]	160,300	904,092
National Instruments	893,100	16,656,315
NCR Corporation [a]	265,600	2,111,520
Net 1 UEPS Technologies [a]	68,000	1,034,280
Pervasive Software [a,c]	1,461,500	5,699,850
SPSS [a]	287,500	8,173,625
Teradata Corporation [a]	350,800	5,689,976

		78,506,272

Telecommunications - 1.9%
ADC Telecommunications [a,b]	77,900	341,981
ADTRAN	837,069	13,568,889
Catapult Communications [a]	273,000	1,902,810
Cogo Group [a,b]	75,100	501,668
Comtech Telecommunications [a]	565,539	14,008,401
Digi International [a]	388,644	2,980,899
Globecomm Systems [a]	56,270	325,803
Harmonic [a]	96,600	627,900
NETGEAR [a]	1,015,300	12,234,365
Plantronics	69,181	835,015
Premiere Global Services [a,b]	516,500	4,555,530
Tekelec [a,b]	62,600	828,198

		52,711,459

Total		443,574,504

Utilities – 0.0%
EQT Corporation	7,930	248,447
UGI Corporation	18,035	425,806
Wisconsin Energy	6,300	259,371

Total		933,624

Miscellaneous [e] – 1.0%
Total		28,116,858

TOTAL COMMON STOCKS
(Cost $3,862,569,232)		2,671,626,736

REPURCHASE AGREEMENT – 2.8%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $76,697,277 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $78,615,673) (Cost $76,697,000)		76,697,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)
(Cost $62,861,224)		62,861,224

TOTAL INVESTMENTS – 102.2%
(Cost $4,002,127,456)		2,811,184,960

LIABILITIES LESS CASH AND OTHER ASSETS – (2.2)%		(59,175,169)

NET ASSETS – 100.0%		$2,752,009,791

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.4%

Consumer Products – 7.6%
Apparel, Shoes and Accessories - 2.8%
Fuqi International [a]	500,500	$2,352,350
LaCrosse Footwear [c]	493,669	3,983,909
True Religion Apparel [a]	309,000	3,649,290
Van De Velde	68,000	2,081,463
Volcom [a,b]	288,900	2,802,330

		14,869,342

Food/Beverage/Tobacco - 2.3%
Anglo-Eastern Plantations	334,674	1,347,760
Asian Citrus Holdings	1,176,000	2,475,991
HQ Sustainable Maritime Industries [a]	280,000	2,142,000
Sipef	136,000	4,488,529
Societe Internationale de Plantations d’Heveas	93,000	2,224,230

		12,678,510

Health, Beauty and Nutrition - 0.3%
Nutraceutical International [a]	223,100	1,494,770

Home Furnishing and Appliances - 1.1%
AS Creation Tapeten [c]	157,400	3,063,204
Ekornes	133,300	1,292,715
Lumber Liquidators [a,b]	123,600	1,575,900

		5,931,819

Sports and Recreation - 1.1%
Arctic Cat [a,b,c]	974,200	3,731,186
Piscines Desjoyaux	240,000	924,343
RC2 Corporation [a]	260,000	1,370,200

		6,025,729

Total		41,000,170

Consumer Services – 6.0%
Direct Marketing - 0.4%
Manutan International	57,530	1,982,535

Leisure and Entertainment - 0.3%
Multimedia Games [a,b]	901,900	1,939,085

Online Commerce - 0.6%
CryptoLogic [c]	726,975	3,329,545

Restaurants and Lodgings - 0.5%
City Lodge Hotels	398,000	2,711,557

Retail Stores - 4.2%
A.C. Moore Arts & Crafts [a]	215,700	407,673
Buckle (The)	223,275	7,129,171
Cache [a,c]	775,800	2,234,304
Cato Corporation (The) Cl. A	201,150	3,677,022
Jos. A. Bank Clothiers [a]	161,100	4,480,191
Lewis Group	591,500	2,669,879
Stein Mart [a,b]	632,058	1,826,647

		22,424,887

Total		32,387,609

Financial Intermediaries – 4.5%
Banking - 1.0%
Bancorp (The) [a]	173,567	732,453
BB Holdings [a]	1,363,750	2,769,424
Canadian Western Bank	209,200	1,725,634

		5,227,511

Insurance - 2.5%
American Physicians Service Group	70,000	1,341,900
American Safety Insurance Holdings [a]	266,000	3,061,660
Argo Group International Holdings [a]	103,605	3,121,619
Navigators Group [a]	75,900	3,580,962
United Fire & Casualty	100,000	2,196,000

		13,302,141

Securities Brokers - 1.0%
Sanders Morris Harris Group	948,000	3,697,200
Thomas Weisel Partners Group [a,b]	509,506	1,824,031

		5,521,231

Total		24,050,883

Financial Services – 3.3%
Investment Management - 3.0%
Brait	1,332,500	1,475,614
CapMan Cl. B [a]	1,937,100	2,059,628
Deutsche Beteiligungs	362,100	4,506,302
Endeavour Financial [b]	1,021,000	1,214,705
Sprott Resource [a]	1,256,900	2,691,648
U.S. Global Investors Cl. A	166,000	808,420
Westwood Holdings Group	87,700	3,428,193

		16,184,510

Special Purpose Acquisition Corporation - 0.3%
Cockleshell [a]	1,699,860	1,280,498

Total		17,465,008

Health – 9.7%
Commercial Services - 0.2%
PDI [a]	359,200	1,091,968

Drugs and Biotech - 2.7%
DUSA Pharmaceuticals [a,b]	664,300	850,304
Dyax Corporation [a]	877,484	2,202,485
Fornix Biosciences	188,000	1,936,609
Genoptix [a]	39,400	1,074,832
Lexicon Pharmaceuticals [a]	3,004,591	3,275,004
Maxygen [a,b]	148,800	1,011,840
Orchid Cellmark [a,b]	1,461,322	906,019
ULURU [a,b,c]	3,344,310	601,976
Vetoquinol	123,000	2,124,529
YM Biosciences [a]	1,307,600	509,964

		14,493,562

Health Services - 2.4%
Bio-Imaging Technologies [a]	489,500	1,683,880
Computer Programs and Systems	145,600	4,844,112
CorVel Corporation [a]	117,855	2,383,028
LCA-Vision [a]	519,419	1,511,510
U.S. Physical Therapy [a]	231,840	2,244,211

		12,666,741

Medical Products and Devices - 4.4%
Anika Therapeutics [a]	237,048	1,083,309
Bruker Corporation [a]	358,637	2,209,204
Cerus Corporation [a,b]	592,700	403,036
Cynosure Cl. A [a]	300,900	1,832,481
Exactech [a]	160,900	1,848,741
Merit Medical Systems [a]	75,400	920,634
Neogen Corporation [a]	215,100	4,695,633
NMT Medical [a]	266,200	212,960
SenoRx [a]	582,824	2,016,571
Shamir Optical Industry [a]	221,700	667,317
Solta Medical [a]	485,700	310,848
STRATEC Biomedical Systems	61,000	873,138
Syneron Medical [a]	504,906	2,994,093
Young Innovations	237,940	3,688,070

		23,756,035

Total		52,008,306

Industrial Products – 11.5%
Automotive - 1.2%
ATC Technology [a]	253,500	2,839,200
Landi Renzo	1,290,000	3,842,861

		6,682,061

Building Systems and Components - 2.4%
AAON	301,669	5,466,242
Drew Industries [a]	520,900	4,521,412
LSI Industries	523,850	2,708,305

		12,695,959

Industrial Components - 0.8%
Graham Corporation	278,100	2,494,557
Orion Energy Systems [a,b]	390,200	1,720,782

		4,215,339

Machinery - 2.0%
Burckhardt Compression Holding	31,500	2,932,542
Kadant [a]	251,300	2,894,976
Key Technology [a,c]	337,114	2,966,603
Manitou BF [a]	145,000	934,633
Technotrans [a]	251,600	1,053,137

		10,781,891

Metal Fabrication and Distribution - 2.1%
Castle (A.M.) & Co.	31,500	280,980
Foster (L.B.) Company Cl. A [a]	166,642	4,137,721
Olympic Steel	372,800	5,655,376
Samuel Manu-Tech	386,400	1,225,888

		11,299,965

Miscellaneous Manufacturing - 1.0%
PMFG [a]	157,871	1,244,024
Semperit AG Holding	183,500	3,559,384
Synalloy Corporation	90,700	476,175

		5,279,583

Pumps, Valves and Bearings - 0.8%
Pfeiffer Vacuum Technology	75,500	4,466,165

Specialty Chemicals and Materials - 1.2%
American Vanguard	276,533	3,567,276
Phoscan Chemical [a]	2,968,200	682,723
Victrex	285,001	2,069,792

		6,319,791

Total		61,740,754

Industrial Services – 15.0%
Commercial Services - 6.7%
Barrett Business Services	125,901	1,211,168
Begbies Traynor	1,453,000	2,459,980
Brunel International	193,000	2,433,116
CRA International [a]	109,977	2,076,366
Electro Rent	214,400	2,066,816
Exponent [a]	233,609	5,917,316
Forrester Research [a]	78,800	1,620,128
GP Strategies [a]	660,700	2,352,092
Healthcare Locums	728,000	1,333,735
Heritage-Crystal Clean [a]	118,200	881,772
Intersections [a]	509,555	2,715,928
Kforce [a]	960,600	6,753,018
Lincoln Educational Services [a]	184,319	3,376,724
Willdan Group [a,b,c]	419,600	700,732

		35,898,891

Engineering and Construction - 2.5%
Cavco Industries [a]	265,001	6,254,024
Layne Christensen [a]	107,500	1,727,525
Sterling Construction [a]	298,400	5,323,456

		13,305,005

Food, Tobacco and Agriculture - 0.6%
Zapata Corporation [a]	634,900	3,625,279

Industrial Distribution - 0.3%
Houston Wire & Cable	195,200	1,512,800

Printing - 1.9%
Courier Corporation	266,132	4,037,222
CSS Industries	140,700	2,391,900
Domino Printing Sciences	619,400	1,670,963
Ennis	224,400	1,988,184

		10,088,269

Transportation and Logistics - 3.0%
Euroseas	772,651	2,974,706
Marten Transport [a]	220,850	4,125,478
Patriot Transportation Holding [a]	112,319	6,999,720
Vitran Corporation [a]	385,450	2,027,467

		16,127,371

Total		80,557,615

Natural Resources – 16.9%
Energy Services - 4.4%
Boots & Coots International Well Control [a,b]	2,268,500	2,835,625
Dawson Geophysical [a]	160,960	2,172,960
Gulf Island Fabrication	149,984	1,201,372
Lamprell	2,552,200	2,395,623
OYO Geospace [a,b]	117,997	1,541,041
Pioneer Drilling [a]	256,000	839,680
Savanna Energy Services	134,500	544,059
Superior Well Services [a]	212,000	1,087,560
T-3 Energy Services [a]	208,605	2,457,367
Tesco Corporation [a]	279,800	2,188,036
TGC Industries [a,c]	1,115,613	2,443,192
Total Energy Services Trust	984,300	2,615,328
World Energy Solutions [a]	3,781,000	1,184,561

		23,506,404

Oil and Gas - 1.1%
Approach Resources [a]	423,300	2,624,460
Gran Tierra Energy [a,b]	919,700	2,308,447
Kodiak Oil & Gas [a,b]	1,233,200	443,952
Pearl Exploration and Production [a]	1,050,300	758,069
PetroCorp [a,d]	465,300	0

		6,134,928

Precious Metals and Mining - 10.7%
Alamos Gold [a]	744,900	5,358,695
Alexco Resource [a]	951,200	1,259,918
Allied Nevada Gold [a]	1,249,200	7,307,820
Aquiline Resources [a]	2,114,900	4,529,053
Bear Creek Mining [a]	616,600	806,940
Centamin Egypt [a]	1,597,200	1,368,160
Crosshair Exploration & Mining [a]	1,948,000	233,760
Eldorado Gold [a]	327,000	2,943,000
Endeavour Silver [a,b]	1,031,800	1,599,290
Entree Gold [a]	1,586,700	1,967,508
Fronteer Development Group [a,b]	2,138,400	5,174,928
Gammon Gold [a]	436,786	2,826,005
Great Basin Gold [a]	1,929,400	2,479,083
Greystar Resources [a]	617,000	2,006,425
Horsehead Holding [a]	595,900	3,277,450
Lumina Copper [a,b]	1,715,900	748,529
Midway Gold [a]	1,176,800	522,690
Minco Silver [a]	1,303,100	1,240,260
Quaterra Resources [a]	844,000	435,120
Red Back Mining [a]	489,100	3,161,616
Rusoro Mining [a]	1,188,000	518,242
Silvercorp Metals	1,995,000	4,528,650
US Gold [a,b]	1,309,204	2,670,776
Western Copper [a]	2,430,100	722,785

		57,686,703

Real Estate - 0.7%
Kennedy-Wilson [a]	134,900	3,709,750

Total		91,037,785

Technology – 16.7%
Aerospace and Defense - 0.7%
American Science & Engineering	17,256	962,885
Ducommun	204,800	2,977,792

		3,940,677

Components and Systems - 1.5%
LaCie	527,000	1,322,380
SMART Modular Technologies (WWH) [a]	1,105,000	1,524,900
Super Micro Computer [a]	516,089	2,539,158
Vaisala Cl. A	39,000	1,098,260
Xyratex [a]	744,200	1,637,240

		8,121,938

Distribution - 0.6%
Diploma	2,277,000	3,013,106

IT Services - 0.7%
Neurones	586,000	3,776,659

Semiconductors and Equipment - 8.0%
Advanced Energy Industries [a]	291,200	2,192,736
ATMI [a]	326,800	5,042,524
CEVA [a]	695,000	5,059,600
GSI Group [a]	672,460	638,837
GSI Technology [a]	786,800	1,951,264
Ikanos Communications [a]	486,700	691,114
Rubicon Technology [a,b]	303,330	1,610,682
Rudolph Technologies [a]	322,800	978,084
Semitool [a]	580,000	1,612,400
Sigma Designs [a,b]	345,175	4,293,977
Smartrac [a]	140,000	1,750,550
STEC [a,b]	371,200	2,735,744
Supertex [a]	253,800	5,862,780
TTM Technologies [a]	886,800	5,143,440
Wolfson Microelectronics [a]	2,302,800	3,479,122

		43,042,854

Software - 1.3%
Double-Take Software [a]	456,350	3,084,926
Fundtech [a]	328,900	2,802,228
Phoenix Technologies [a]	605,602	981,075
PLATO Learning [a]	141,416	251,721

		7,119,950

Telecommunications - 3.9%
Anaren [a]	656,200	7,178,828
Atlantic Tele-Network	299,400	5,742,492
Ceragon Networks [a,b]	689,100	2,928,675
Digi International [a]	449,600	3,448,432
KVH Industries [a]	303,100	1,503,376

		20,801,803

Total		89,816,987

Miscellaneous [e] – 1.2%
Total		6,493,011

TOTAL COMMON STOCKS
(Cost $791,096,856)		496,558,128

PREFERRED STOCK – 0.6%
Kennedy-Wilson Conv. [d,f]
(Cost $4,500,000)	4,500	2,946,424

REPURCHASE AGREEMENT – 6.9%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $37,262,135 (collateralized by obligations of various U.S. Government Agencies, 3.375% due 4/15/09-4/17/09, valued at $38,196,006) (Cost $37,262,000)		37,262,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.4%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.371%)
(Cost $7,539,744)		7,539,744

TOTAL INVESTMENTS – 101.3%
(Cost $840,398,600)		544,306,296

LIABILITIES LESS CASH AND OTHER ASSETS – (1.3)%		(7,013,809)

NET ASSETS – 100.0%		$537,292,487

SCHEDULE OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.7%

Consumer Products – 11.2%
Apparel, Shoes and Accessories - 5.8%
Columbia Sportswear	771,600	$23,086,272
Fossil [a,b,c]	4,070,790	63,911,403
Polo Ralph Lauren	1,294,200	54,679,950
Timberland Company (The) Cl. A [a,c]	2,893,900	34,553,166

		176,230,791

Food/Beverage/Tobacco - 1.4%
Sanderson Farms [c]	1,142,000	42,882,100

Health, Beauty and Nutrition - 1.4%
Nu Skin Enterprises Cl. A [c]	4,086,500	42,867,385

Home Furnishing and Appliances - 0.6%
Ethan Allen Interiors [c]	1,758,790	19,803,976

Sports and Recreation - 2.0%
Thor Industries [c]	3,979,300	62,156,666

Total		343,940,918

Consumer Services – 0.5%
Retail Stores - 0.5%
Dollar Tree [a]	379,200	16,893,360

Total		16,893,360

Financial Intermediaries – 9.7%
Insurance - 5.4%
Alleghany Corporation [a]	324,929	88,000,565
ProAssurance Corporation [a,b]	1,633,449	76,151,392

		164,151,957

Securities Brokers - 2.3%
Knight Capital Group Cl. A [a,c]	4,667,200	68,794,528

Securities Exchanges - 2.0%
TMX Group	2,208,900	62,633,387

Total		295,579,872

Financial Services – 5.1%
Information and Processing - 2.6%
Interactive Data	2,569,100	63,867,826
Morningstar [a]	448,075	15,301,761

		79,169,587

Investment Management - 2.5%
Affiliated Managers Group [a]	500,000	20,855,000
Federated Investors Cl. B	2,484,600	55,307,196

		76,162,196

Total		155,331,783

Health – 6.1%
Drugs and Biotech - 4.4%
Endo Pharmaceuticals Holdings [a]	3,638,650	64,331,332
Perrigo Company	2,767,900	68,726,957

		133,058,289

Medical Products and Devices - 1.7%
IDEXX Laboratories [a,b]	1,511,500	52,267,670

Total		185,325,959

Industrial Products – 20.2%
Automotive - 1.4%
Copart [a]	1,491,100	44,226,026

Building Systems and Components - 2.0%
Simpson Manufacturing [c]	3,358,986	60,528,928

Industrial Components - 0.4%
PerkinElmer	877,100	11,200,567

Machinery - 5.0%
Lincoln Electric Holdings [c]	2,469,597	78,261,529
Wabtec Corporation	1,183,237	31,213,792
Woodward Governor [c]	3,841,024	42,942,648

		152,417,969

Metal Fabrication and Distribution - 6.8%
Kennametal	1,504,500	24,387,945
Reliance Steel & Aluminum	2,419,800	63,713,334
Schnitzer Steel Industries Cl. A [c]	1,690,600	53,067,934
Sims Metal Management ADR	5,573,195	66,432,485

		207,601,698

Miscellaneous Manufacturing - 1.3%
Matthews International Cl. A	501,600	14,451,096
Rational	327,562	26,124,622

		40,575,718

Pumps, Valves and Bearings - 1.8%
Gardner Denver [a]	2,488,400	54,097,816

Specialty Chemicals and Materials - 1.5%
Westlake Chemical	3,174,500	46,442,935

Total		617,091,657

Industrial Services – 10.1%
Commercial Services - 6.0%
Corinthian Colleges [a]	2,097,465	40,795,694
Gartner [a]	4,548,400	50,077,884
Hewitt Associates Cl. A [a,b]	184,700	5,496,672
Ritchie Bros. Auctioneers	3,914,000	72,761,260
Sotheby’s	1,509,800	13,588,200

		182,719,710

Food, Tobacco and Agriculture - 0.7%
CF Industries Holdings	328,500	23,366,205

Industrial Distribution - 1.6%
MSC Industrial Direct Cl. A	772,184	23,991,757
Pool Corporation	1,811,400	24,272,760

		48,264,517

Transportation and Logistics - 1.8%
Arkansas Best [c]	2,056,902	39,122,276
UTI Worldwide	1,312,800	15,687,960

		54,810,236

Total		309,160,668

Natural Resources – 13.4%
Energy Services - 5.8%
Ensign Energy Services	7,103,000	61,520,273
Pason Systems	3,369,300	25,440,780
Trican Well Service	5,949,100	30,387,218
Unit Corporation [a,c]	2,920,474	61,096,316

		178,444,587

Oil and Gas - 0.6%
Cimarex Energy	1,047,200	19,247,536

Precious Metals and Mining - 5.0%
Pan American Silver [a,c]	5,210,044	90,758,967
Silver Standard Resources [a,b,c]	3,827,399	61,697,672

		152,456,639

Real Estate - 2.0%
Jones Lang LaSalle	859,700	19,996,622
St. Joe Company (The) [a,b]	2,374,550	39,749,967

		59,746,589

Total		409,895,351

Technology – 18.0%
Aerospace and Defense - 1.4%
Ceradyne [a,c]	2,395,700	43,434,041

Components and Systems - 5.3%
Benchmark Electronics [a]	2,240,000	25,088,000
Dionex Corporation [a,b,c]	1,294,500	61,165,125
MKS Instruments [a,c]	2,941,910	43,157,820
Zebra Technologies Cl. A [a]	1,662,600	31,622,652

		161,033,597

IT Services - 2.3%
Jack Henry & Associates	1,423,540	23,232,173
Perot Systems Cl. A [a]	3,770,900	48,569,192

		71,801,365

Semiconductors and Equipment - 4.4%
Cabot Microelectronics [a,b,c]	1,836,200	44,123,886
Cognex Corporation [c]	2,947,717	39,352,022
Varian Semiconductor Equipment Associates [a]	2,304,151	49,907,910

		133,383,818

Software - 2.2%
Fair Isaac	1,610,100	22,654,107
National Instruments	2,400,701	44,773,074

		67,427,181

Telecommunications - 2.4%
ADTRAN	2,923,929	47,396,889
Comtech Telecommunications [a,b]	1,003,250	24,850,502

		72,247,391

Total		549,327,393

Miscellaneous [e] – 0.4%
Total		14,103,360

TOTAL COMMON STOCKS
(Cost $3,462,114,963)		2,896,650,321

REPURCHASE AGREEMENT – 5.2%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $157,983,570 (collateralized by obligations of various U.S. Government Agencies, due 4/17/09, valued at $161,937,325) (Cost $157,983,000)		157,983,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.4%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.371%) (Cost $43,092,984)		43,092,984

TOTAL INVESTMENTS – 101.3%
(Cost $3,663,190,947)		3,097,726,305

LIABILITIES LESS CASH AND OTHER ASSETS – (1.3)%		(40,231,773)

NET ASSETS – 100.0%		$3,057,494,532

SCHEDULE OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.0%

Consumer Products – 7.6%
Apparel, Shoes and Accessories - 2.5%
Fossil [a]	1,862,550	$29,242,035
K-Swiss Cl. A [a]	852,000	7,276,080
Timberland Company (The) Cl. A [a,b]	1,730,100	20,657,394

		57,175,509

Food/Beverage/Tobacco - 0.5%
Industrias Bachoco ADR	889,298	9,995,710

Health, Beauty and Nutrition - 2.4%
Nu Skin Enterprises Cl. A [c]	3,621,200	37,986,388
NutriSystem	1,191,816	17,007,214

		54,993,602

Home Furnishing and Appliances - 0.5%
Helen of Troy [a]	638,796	8,783,445
Natuzzi ADR [a,c]	2,982,000	3,429,300

		12,212,745

Sports and Recreation - 1.7%
Beneteau	815,000	6,640,625
Callaway Golf	2,350,066	16,873,474
RC2 Corporation [a,b]	650,062	3,425,826
Winnebago Industries [a,b,c]	1,970,535	10,463,541

		37,403,466

Total		171,781,032

Consumer Services – 4.7%
Leisure and Entertainment - 0.4%
DreamWorks Animation SKG Cl. A [a,b]	260,600	5,639,384
New Frontier Media [a,b,c]	2,001,488	3,302,455

		8,941,839

Retail Stores - 4.3%
American Eagle Outfitters	150,000	1,836,000
AnnTaylor Stores [a,b]	669,700	3,482,440
Buckle (The)	811,675	25,916,783
Cato Corporation (The) Cl. A	697,350	12,747,558
Charming Shoppes [a,b]	5,492,715	7,689,801
Hibbett Sports [a,b]	260,137	4,999,833
Lewis Group	1,543,747	6,968,076
Men’s Wearhouse (The)	1,297,200	19,639,608
Pacific Sunwear of California [a,b]	1,366,800	2,268,888
Tuesday Morning [a]	1,291,300	1,639,951
Williams-Sonoma	940,405	9,479,283

		96,668,221

Total		105,610,060

Financial Intermediaries – 8.5%
Banking - 0.2%
Wilmington Trust	479,500	4,646,355

Insurance - 4.1%
Argo Group International Holdings [a,b]	521,897	15,724,757
Aspen Insurance Holdings	753,000	16,912,380
CNA Surety [a,b]	475,800	8,773,752
Greenlight Capital Re Cl. A [a,b]	623,812	9,962,278
Navigators Group [a]	100,200	4,727,436
NYMAGIC	339,900	4,146,780
Validus Holdings	1,362,790	32,270,867

		92,518,250

Securities Brokers - 2.7%
Ichiyoshi Securities	1,086,000	4,711,324
Jefferies Group [b]	748,200	10,325,160
Knight Capital Group Cl. A [a,b]	2,324,500	34,263,130
Mito Securities [a]	2,493,000	6,057,098
Thomas Weisel Partners Group [a,b]	1,134,500	4,061,510
TradeStation Group [a]	393,600	2,597,760

		62,015,982

Securities Exchanges - 1.1%
MarketAxess Holdings [a,b]	1,390,841	10,626,025
TMX Group	470,500	13,341,034

		23,967,059

Other Financial Intermediaries - 0.4%
KKR Financial Holdings [a,c]	9,036,960	8,042,894

Total		191,190,540

Financial Services – 2.8%
Insurance Brokers - 0.4%
Brown & Brown	500,000	9,455,000

Investment Management - 2.4%
Brait	3,862,000	4,276,787
CapMan Cl. B [a]	2,918,978	3,103,613
Deutsche Beteiligungs	409,995	5,102,351
Federated Investors Cl. B	899,700	20,027,322
Sprott	5,013,800	18,093,901
U.S. Global Investors Cl. A	669,400	3,259,978

		53,863,952

Total		63,318,952

Health – 4.7%
Drugs and Biotech - 2.9%
Cypress Bioscience [a]	968,949	6,889,227
Endo Pharmaceuticals Holdings [a]	1,859,200	32,870,656
Exelixis [a,b]	394,300	1,813,780
Infinity Pharmaceuticals [a]	360,200	2,960,844
Lexicon Pharmaceuticals [a,b]	2,027,300	2,209,757
Maxygen [a]	790,200	5,373,360
ViroPharma [a]	1,588,100	8,337,525
VIVUS [a]	890,250	3,845,880

		64,301,029

Health Services - 1.1%
Cross Country Healthcare [a,b,c]	2,328,100	15,249,055
eResearch Technology [a,b]	1,586,250	8,343,675
MedQuist [a]	750,200	1,913,010

		25,505,740

Medical Products and Devices - 0.7%
Bruker Corporation [a]	876,979	5,402,191
Caliper Life Sciences [a,c]	2,431,229	2,406,917
CONMED Corporation [a]	255,500	3,681,755
Medical Action Industries [a,b]	444,250	3,682,832
Vital Images [a]	114,234	1,287,417

		16,461,112

Total		106,267,881

Industrial Products – 11.5%
Automotive - 1.7%
Copart [a,b]	347,498	10,306,790
Gentex Corporation	1,494,232	14,882,551
Landi Renzo	4,118,000	12,267,364
Spartan Motors	210,000	844,200

		38,300,905

Building Systems and Components - 0.4%
AAON	471,250	8,539,050

Industrial Components - 1.6%
GrafTech International [a]	2,982,400	18,371,584
Littelfuse [a,b]	150,000	1,648,500
Powell Industries [a,b]	446,409	15,762,702

		35,782,786

Machinery - 1.0%
Lincoln Electric Holdings	434,663	13,774,471
Manitou BF [a]	270,211	1,741,711
Woodward Governor	625,700	6,995,326

		22,511,508

Metal Fabrication and Distribution - 5.1%
Allegheny Technologies	137,000	3,004,410
Castle (A.M.) & Co. [c]	2,189,667	19,531,830
Kennametal	1,753,000	28,416,130
Olympic Steel	510,800	7,748,836
Schnitzer Steel Industries Cl. A	539,800	16,944,322
Sims Metal Management ADR	3,310,100	39,456,392

		115,101,920

Miscellaneous Manufacturing - 0.1%
Steelcase Cl. A	649,700	3,254,997

Pumps, Valves and Bearings - 0.7%
Gardner Denver [a,b]	725,618	15,774,935

Specialty Chemicals and Materials - 0.9%
Schulman (A.)	621,190	8,417,124
Symyx Technologies [a,b]	748,123	3,329,147
Victrex	700,000	5,083,682
Westlake Chemical	354,800	5,190,724

		22,020,677

Total		261,286,778

Industrial Services – 10.2%
Advertising and Publishing - 0.4%
ValueClick [a]	1,152,600	9,808,626

Commercial Services - 5.1%
CBIZ [a]	597,600	4,165,272
Corinthian Colleges [a]	173,704	3,378,543
Exponent [a]	250,400	6,342,632
Forrester Research [a,b]	518,300	10,656,248
Heidrick & Struggles International	182,000	3,228,680
Kforce [a,b]	1,453,000	10,214,590
Korn/Ferry International [a,c]	2,651,563	24,023,161
LECG Corporation [a,b,c]	1,722,490	4,375,124
ManTech International Cl. A [a,b]	80,200	3,360,380
MAXIMUS	246,891	9,841,075
Monster Worldwide [a]	399,000	3,251,850
MPS Group [a]	494,700	2,943,465
TrueBlue [a,c]	2,669,100	22,020,075
Universal Technical Institute [a,b]	587,800	7,053,600

		114,854,695

Engineering and Construction - 0.2%
Dycom Industries [a,b]	928,400	5,375,436

Food, Tobacco and Agriculture - 2.4%
Imperial Sugar [c]	963,740	6,929,291
Intrepid Potash [a,b]	1,604,900	29,610,405
Omega Protein [a,b]	396,000	1,045,440
Terra Industries	600,000	16,854,000

		54,439,136

Industrial Distribution - 0.4%
Houston Wire & Cable [c]	1,291,200	10,006,800

Printing - 0.5%
Ennis	1,254,600	11,115,756

Transportation and Logistics - 1.2%
Heartland Express	688,366	10,194,700
Universal Truckload Services	389,961	5,592,041
Werner Enterprises	690,600	10,441,872

		26,228,613

Total		231,829,062

Natural Resources – 23.7%
Energy Services - 7.6%
Calfrac Well Services	1,744,300	9,366,205
Ensign Energy Services	3,414,100	29,570,092
Global Industries [a,b]	1,936,950	7,437,888
Lamprell	5,311,000	4,985,171
Major Drilling Group International	770,800	7,385,203
Oil States International [a]	836,200	11,221,804
Pason Systems	2,225,700	16,805,729
RPC	1,474,964	9,779,011
Tesco Corporation [a,c]	3,077,305	24,064,525
Total Energy Services Trust [c]	1,966,700	5,225,607
Trican Well Service	4,631,500	23,657,091
Unit Corporation [a,b]	1,013,400	21,200,328

		170,698,654

Oil and Gas - 0.5%
Frontier Oil	600,000	7,674,000
St. Mary Land & Exploration	328,000	4,339,440

		12,013,440

Precious Metals and Mining - 15.6%
Agnico-Eagle Mines	745,000	42,405,400
Alamos Gold [a]	5,048,400	36,317,408
Allied Nevada Gold [a,b]	2,228,850	13,038,773
AMCOL International	76,900	1,141,196
Denison Mines [a,b]	3,096,300	2,260,299
Fronteer Development Group [a,b]	4,027,700	9,747,034
Gammon Gold [a]	5,104,400	33,025,468
Hecla Mining [a,b]	8,836,000	17,672,000
Ivanhoe Mines [a,b]	5,909,800	36,345,270
Northam Platinum	2,040,000	5,563,949
NovaGold Resources [a,b]	1,536,000	4,239,360
Pan American Silver [a,b]	2,427,863	42,293,373
Randgold Resources ADR	350,000	19,022,500
Red Back Mining [a]	3,348,200	21,643,266
Seabridge Gold [a,b]	350,000	7,927,500
Silver Standard Resources [a,b]	2,194,800	35,380,176
Silvercorp Metals	6,688,200	15,182,214
Thompson Creek Metals [a,b]	1,978,000	7,852,660
Uranium Resources [a,b]	2,746,500	1,290,855

		352,348,701

Total		535,060,795

Technology – 19.4%
Aerospace and Defense - 1.5%
HEICO Corporation Cl. A	1,221,563	25,200,845
Integral Systems [a,c]	954,294	8,206,928

		33,407,773

Components and Systems - 1.7%
Brocade Communications Systems [a]	3,140,376	10,834,297
Methode Electronics	1,226,000	4,389,080
MKS Instruments [a]	1,419,600	20,825,532
Technitrol	799,600	1,367,316
Trimble Navigation [a,b]	138,000	2,108,640

		39,524,865

Internet Software and Services - 0.6%
iPass [a,b,c]	3,526,917	3,526,917
RealNetworks [a]	2,773,900	6,463,187
United Online	650,000	2,899,000

		12,889,104

IT Services - 2.7%
Jack Henry & Associates	397,100	6,480,672
Perot Systems Cl. A [a]	2,813,611	36,239,309
SRA International Cl. A [a,b]	577,000	8,481,900
Syntel	480,067	9,879,779

		61,081,660

Semiconductors and Equipment - 7.0%
Advanced Energy Industries [a,b]	714,100	5,377,173
Brooks Automation [a,b]	2,096,182	9,663,399
CEVA [a,c]	1,281,400	9,328,592
Cirrus Logic [a]	1,628,400	6,122,784
Cognex Corporation	477,738	6,377,802
Entegris [a]	1,279,300	1,100,198
Exar Corporation [a]	561,700	3,505,008
Fairchild Semiconductor International [a,b]	3,875,800	14,456,734
IPG Photonics [a,b]	468,900	3,948,138
Lam Research [a,b]	443,800	10,105,326
NetList [a,b,c]	1,435,734	272,789
Novellus Systems [a,b]	650,000	10,809,500
OmniVision Technologies [a]	1,767,700	11,878,944
Semitool [a]	1,148,333	3,192,366
Sigma Designs [a,c]	1,356,358	16,873,094
Silicon Motion Technology ADR [a,b]	745,000	2,071,100
Skyworks Solutions [a]	385,000	3,103,100
STEC [a,b]	709,400	5,228,278
Tessera Technologies [a,b]	267,902	3,581,850
Trident Microsystems [a]	1,950,143	2,847,209
TTM Technologies [a,c]	2,350,035	13,630,203
Varian Semiconductor Equipment Associates [a]	499,200	10,812,672
Verigy [a]	660,200	5,446,650

		159,732,909

Software - 1.5%
Avid Technology [a,b]	535,515	4,894,607
DivX [a,b,c]	2,037,507	10,248,660
Epicor Software [a,b]	457,500	1,743,075
MSC.Software [a,b]	2,081,702	11,740,800
SPSS [a]	110,272	3,135,033
THQ [a,b]	462,500	1,406,000

		33,168,175

Telecommunications - 4.4%
ADTRAN	1,866,200	30,251,102
Arris Group [a,b]	2,259,200	16,650,304
Harmonic [a,b]	1,200,000	7,800,000
KVH Industries [a,c]	1,150,200	5,704,992
NETGEAR [a,b]	1,442,800	17,385,740
Novatel Wireless [a,c]	2,894,776	16,268,641
PC-Tel [a,c]	1,295,592	5,571,046

		99,631,825

Total		439,436,311

Miscellaneous [e] – 0.9%
Total		20,427,570

TOTAL COMMON STOCKS
(Cost $3,029,156,163)		2,126,208,981

REPURCHASE AGREEMENT – 5.4%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $120,847,436 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $123,873,033) (Cost $120,847,000)		120,847,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.8%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.371%)
(Cost $64,026,759)		64,026,759

TOTAL INVESTMENTS – 102.2%
(Cost $3,214,029,922)		2,311,082,740

LIABILITIES LESS CASH AND OTHER ASSETS – (2.2)%		(48,796,958)

NET ASSETS – 100.0%		$2,262,285,782

SCHEDULE OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 95.7%

Consumer Products – 6.7%
Apparel, Shoes and Accessories - 2.7%
Cherokee	9,658	$150,665
Columbia Sportswear	588,630	17,611,810
Guess?	178,400	3,760,672
Jones Apparel Group	483,500	2,040,370
K-Swiss Cl. A [a]	158,675	1,355,084
Liz Claiborne [a]	25,890	63,948
Movado Group	107,029	806,999
Phillips-Van Heusen	123,684	2,805,153
Polo Ralph Lauren	430,000	18,167,500
Weyco Group	351,662	9,115,079
Wolverine World Wide	1,413,315	22,019,448

		77,896,728

Food/Beverage/Tobacco - 2.2%
Flowers Foods	400,000	9,392,000
Hershey Creamery	173	310,535
J & J Snack Foods	379,122	13,113,830
J.M. Smucker Company (The)	324,000	12,075,480
Lancaster Colony	398,000	16,509,040
Mannatech	316,298	1,053,272
Tootsie Roll Industries	448,208	9,735,069

		62,189,226

Health, Beauty and Nutrition - 0.6%
Inter Parfums	1,107,483	6,456,626
Nu Skin Enterprises Cl. A	677,050	7,102,255
NutriSystem	283,027	4,038,795

		17,597,676

Home Furnishing and Appliances - 0.6%
Ethan Allen Interiors	214,060	2,410,316
Furniture Brands International [a,b]	416,800	612,696
Hooker Furniture	20,660	174,370
Kimball International Cl. B	724,600	4,753,376
La-Z-Boy [a,b]	957,300	1,196,625
National Presto Industries	118,365	7,221,449

		16,368,832

Household Products/Wares - 0.0%
American Greetings Cl. A	40,000	202,400
Blyth	20,125	525,866

		728,266

Sports and Recreation - 0.6%
Arctic Cat [a,b]	169,718	650,020
Callaway Golf	1,099,979	7,897,849
Hasbro	87,606	2,196,282
Thor Industries	396,522	6,193,674

		16,937,825

Other Consumer Products - 0.0%
WD-40 Company	39,534	954,351

Total		192,672,904

Consumer Services – 7.5%
Leisure and Entertainment - 1.4%
Ambassadors Group	99,332	806,576
International Speedway Cl. A	823,447	18,165,240
Regal Entertainment Group Cl. A	396,300	5,314,383
Speedway Motorsports	93,989	1,110,950
World Wrestling Entertainment Cl. A	1,176,900	13,581,426

		38,978,575

Online Commerce - 0.3%
Systemax [a]	711,988	9,198,885

Restaurants and Lodgings - 0.5%
Bob Evans Farms	582,900	13,068,618
Brinker International	21,250	320,875
DineEquity [a,b]	61,030	723,816

		14,113,309

Retail Stores - 5.2%
Abercrombie & Fitch Cl. A	599,172	14,260,294
American Eagle Outfitters	2,107,124	25,791,198
bebe Stores	18,900	126,063
Books-A-Million	27	124
Brown Shoe	86,300	323,625
Buckle (The)	610,398	19,490,008
Cato Corporation (The) Cl. A	1,122,680	20,522,590
Christopher & Banks	57,323	234,451
Dress Barn (The) [a]	1,566,185	19,248,414
Family Dollar Stores	469,005	15,650,697
Finish Line (The) Cl. A	72,800	481,936
Foot Locker	103,900	1,088,872
Men’s Wearhouse (The)	225,203	3,409,573
Pep Boys-Manny, Moe & Jack (The)	742,500	3,274,425
RadioShack Corporation	190,222	1,630,203
Ross Stores	205,314	7,366,666
Tiffany & Co.	727,300	15,680,588
Tuesday Morning [a]	21,028	26,706
Village Super Market Cl. A	44,885	1,399,065
Williams-Sonoma	131,500	1,325,520

		151,331,018

Other Consumer Services - 0.1%
Brinks Home Security Holdings [a]	179,700	4,061,220

Total		217,683,007

Diversified Investment Companies – 0.1%
Closed-End Funds - 0.1%
Central Fund of Canada Cl. A	355,000	4,231,600

Total		4,231,600

Financial Intermediaries – 21.5%
Banking - 3.2%
Banco Latinoamericano de Exportaciones Cl. E	298,675	2,798,585
Bancorp Rhode Island [c]	261,300	4,721,691
Bank of Hawaii	192,900	6,361,842
Bank of N.T. Butterfield & Son	491,125	2,701,187
Bank Sarasin & Cie Cl. B	40,000	842,077
BOK Financial	491,382	16,977,248
Canadian Western Bank	783,200	6,460,406
Central Pacific Financial [a,b]	20,000	112,000
Centrue Financial	173,755	929,589
Credicorp	235,800	11,044,872
First Citizens BancShares Cl. A	10,800	1,423,440
First Financial Bancorp	150,000	1,429,500
First National Bank Alaska	3,110	5,022,650
HopFed Bancorp	134,000	1,232,800
Kearny Financial	483,100	5,062,888
NewAlliance Bancshares	200,000	2,348,000
Peapack-Gladstone Financial [c]	441,091	7,952,871
Provident Financial Services	26,000	281,060
Provident New York Bancorp	50,000	427,500
Sun Bancorp [a,b]	270,884	1,405,888
Trustmark Corporation	110,700	2,034,666
Vontobel Holding	55,000	1,018,565
Wilmington Trust	942,100	9,128,949

		91,718,274

Insurance - 14.3%
Alleghany Corporation [a]	101,794	27,568,858
American Financial Group	388,061	6,228,379
American National Insurance	145,093	7,604,324
American Physicians Service Group	54,572	1,046,145
Aspen Insurance Holdings	1,306,434	29,342,508
Assured Guaranty	277,800	1,880,706
Axis Capital Holdings	4,001	90,183
Baldwin & Lyons Cl. B	103,958	1,966,885
Cincinnati Financial	20,000	457,400
Donegal Group Cl. A	706,117	10,853,018
E-L Financial	53,588	15,301,567
EMC Insurance Group	478,155	10,074,726
Employers Holdings	73,300	699,282
Endurance Specialty Holdings	190,317	4,746,506
Erie Indemnity Cl. A	577,700	19,745,786
Fidelity National Financial Cl. A	1,069,700	20,869,847
First American	227,400	6,028,374
Flagstone Reinsurance Holdings	236,971	1,846,004
Harleysville Group	321,188	10,216,990
HCC Insurance Holdings	148	3,728
Horace Mann Educators	18,001	150,668
Infinity Property & Casualty	168,524	5,718,019
IPC Holdings	272,600	7,371,104
Leucadia National [a]	494,800	7,367,572
Markel Corporation [a,b]	68,900	19,559,332
Max Capital Group	908,500	15,662,540
Mercury General	170,000	5,049,000
Montpelier Re Holdings	1,310,410	16,982,914
Odyssey Re Holdings	77,340	2,933,506
Old Republic International	977,000	10,571,140
OneBeacon Insurance Group	727,920	7,031,707
PartnerRe	500,679	31,077,146
Platinum Underwriters Holdings	189,193	5,365,514
Reinsurance Group of America	608,418	19,706,659
RenaissanceRe Holdings	161,100	7,964,784
RLI	165,000	8,283,000
Safety Insurance Group	852	26,480
Selective Insurance Group	662	8,050
State Auto Financial	680,509	11,976,958
Transatlantic Holdings	290,150	10,349,651
United Fire & Casualty	162,535	3,569,269
Validus Holdings	620,100	14,683,968
Wesco Financial	30,623	8,451,948
White Mountains Insurance Group [b]	15,760	2,709,302
Zenith National Insurance	652,298	15,726,905

		414,868,352

Real Estate Investment Trusts - 2.6%
Annaly Capital Management	1,073,900	14,894,993
Capital Trust Cl. A [b]	456,800	502,480
Cousins Properties	223,500	1,439,340

DCT Industrial Trust	836,100	2,650,437
Essex Property Trust	83,000	4,759,220
Lexington Realty Trust	950,600	2,262,428
MFA Financial	986,200	5,798,856
National Health Investors	364,130	9,784,173
National Retail Properties	650,000	10,296,000
PS Business Parks	168,500	6,209,225
Rayonier	529,400	15,998,468
Starhill Global REIT	200,000	59,856
Suntec Real Estate Investment Trust	400,000	165,771

		74,821,247

Securities Brokers - 0.4%
Global Investment House KSCC GDR [a]	20,000	18,800
Investcorp Bank GDR	40,000	100,000
Oppenheimer Holdings Cl. A	22,567	225,219
Raymond James Financial	501,525	9,880,042
Sanders Morris Harris Group	147,811	576,463

		10,800,524

Securities Exchanges - 1.0%
London Stock Exchange Group	465,942	3,783,166
TMX Group	884,600	25,082,844

		28,866,010

Other Financial Intermediaries - 0.0%
KKR Financial Holdings [a,b]	288,878	257,101

Total		621,331,508

Financial Services – 7.9%
Diversified Financial Services - 0.0%
Advanta Corporation Cl. B	151,576	100,040
First Marblehead [a,b]	13,519	17,440

		117,480

Information and Processing - 1.2%
Global Payments	12,286	410,475
Interactive Data	612,900	15,236,694
SEI Investments	1,501,733	18,336,160

		33,983,329

Insurance Brokers - 1.6%
Brown & Brown	1,558,700	29,475,017
Gallagher (Arthur J.) & Co.	978,200	16,629,400

		46,104,417

Investment Management - 4.9%
A.F.P. Provida ADR [a]	389,669	7,111,459
AGF Management Cl. B	815,600	5,330,381
AllianceBernstein Holding L.P.	1,591,500	23,426,880
AP Alternative Assets L.P. [a]	76,000	105,763
Apollo Investment	1,111,400	3,867,672
CI Financial	1,263,500	14,019,960
Cohen & Steers	385,630	4,303,631
Federated Investors Cl. B	1,173,800	26,128,788
GAMCO Investors Cl. A	278,300	9,086,495
Gladstone Capital	80,000	500,800
IGM Financial	363,700	8,772,301
Janus Capital Group	507,400	3,374,210
JZ Capital Partners	50,000	15,567
MVC Capital	425,000	3,574,250
Och-Ziff Capital Management Group Cl. A	285,700	1,734,199
Onex Corporation	339,000	4,162,214
Prospect Capital	300	2,556
Schroders	90,000	1,022,497
T. Rowe Price Group	695,700	20,077,902
Teton Advisors [a,d]	4,155	9,432
Waddell & Reed Financial Cl. A	253,600	4,582,552

		141,209,509

Specialty Finance - 0.2%
Credit Acceptance [a,b]	254,005	5,458,567
GATX Corporation	59,000	1,193,570
Portfolio Recovery Associates [a]	37,580	1,008,647

		7,660,784

Total		229,075,519

Health – 3.4%
Commercial Services - 1.2%
Chemed Corporation	466,428	18,144,049
Owens & Minor	541,300	17,933,269

		36,077,318

Drugs and Biotech - 0.4%
Biovail Corporation	512,219	5,608,798
Endo Pharmaceuticals Holdings [a,b]	25,000	442,000
Life Technologies [a]	128,000	4,157,440
Medicis Pharmaceutical Cl. A	25,710	318,033
Mylan [a,b]	52,396	702,630

		11,228,901

Health Services - 0.3%
Computer Programs and Systems	68,950	2,293,967
Healthcare Services Group	48,188	721,374
LCA-Vision [a,b]	436,066	1,268,952
Omnicare	22,400	548,576
Universal Health Services Cl. B	134,239	5,146,723

		9,979,592

Medical Products and Devices - 1.2%
Atrion Corporation	2,390	210,894
Hill-Rom Holdings	420,711	4,160,832
IDEXX Laboratories [a,b]	379,600	13,126,568
STERIS Corporation	693,583	16,146,612
West Pharmaceutical Services	6,300	206,703
Young Innovations	16,830	260,865

		34,112,474

Personal Care - 0.3%
Alberto-Culver Company	364,100	8,232,301

Total		99,630,586

Industrial Products – 17.9%
Automotive - 0.2%
Gentex Corporation	595,000	5,926,200
Spartan Motors	2,803	11,268
Superior Industries International	76,000	900,600

		6,838,068

Building Systems and Components - 1.1%
Apogee Enterprises	68,958	757,159
Bunka Shutter	60,000	230,096
Lennox International	19,692	521,050
LSI Industries [c]	1,159,992	5,997,159
McGrath RentCorp	291,300	4,590,888
Preformed Line Products	204,410	7,693,992
Simpson Manufacturing	638,828	11,511,681

		31,302,025

Construction Materials - 0.5%
Ameron International	157,300	8,283,418
Ash Grove Cement	39,610	7,327,850
Louisiana-Pacific Corporation [a,b]	78,000	173,940

		15,785,208

Industrial Components - 2.4%
AMETEK	268,350	8,391,305
Bel Fuse Cl. A	83,200	1,034,176
Bel Fuse Cl. B	255,795	3,437,885
Chase Corporation [c]	753,974	7,011,958
CLARCOR	665,100	16,753,869
CTS Corporation	32,600	117,686
Donaldson Company	401,700	10,781,628
Hubbell Cl. B	200,000	5,392,000
Mueller Water Products Cl. A	3,500	11,550
PerkinElmer	702,600	8,972,202
Timken Company (The)	20,446	285,426
Watts Water Technologies Cl. A	321,300	6,284,628

		68,474,313

Machinery - 4.3%
Ampco-Pittsburgh	232,234	3,079,423
Briggs & Stratton	385,640	6,363,060
Cascade Corporation	121,479	2,141,675
Franklin Electric	366,900	8,119,497
FreightCar America	53,228	933,087
Gorman-Rupp Company	461,307	9,133,879
Lincoln Electric Holdings	593,699	18,814,321
Lindsay Corporation	194,900	5,262,300
Manitowoc Company	3,300	10,791
Mueller (Paul) Company [c]	116,700	2,042,250
Nordson Corporation	329,200	9,359,156
Regal-Beloit	108,386	3,320,947
Robbins & Myers	695,743	10,554,421
Roper Industries	214,500	9,105,525
Starrett (L.S.) Company (The) Cl. A [c]	529,400	3,308,750
Sun Hydraulics	690,182	10,083,559
Tennant Company	537,600	5,037,312
Toro Company (The)	329,475	7,966,706
Twin Disc	18,394	127,286
Wabtec Corporation	1,600	42,208
Woodward Governor	877,872	9,814,609

		124,620,762

Metal Fabrication and Distribution - 2.5%
Allegheny Technologies	44,847	983,495
Carpenter Technology	609,799	8,610,362
Castle (A.M.) & Co.	308,601	2,752,721
Commercial Metals	86,438	998,359
Encore Wire	61,700	1,322,231
Gerdau Ameristeel	6,451	19,804
Gibraltar Industries [a,b]	301,684	1,423,948
Insteel Industries	219,133	1,525,166
Kaiser Aluminum	127,417	2,945,881
Kennametal	51,832	840,197
Mueller Industries	525,892	11,406,597
Olympic Steel	112,661	1,709,067
Reliance Steel & Aluminum	678,917	17,875,885
Schnitzer Steel Industries Cl. A	303,300	9,520,587
Sims Metal Management ADR	372,275	4,437,518
Steel Dynamics	146,521	1,290,850
Trinity Industries	637,672	5,828,322

		73,490,990

Miscellaneous Manufacturing - 2.0%
Acuity Brands	163,963	3,695,726
American Railcar Industries	133,418	1,017,979
Brady Corporation Cl. A	571,000	10,066,730
Carlisle Companies	1,700	33,371
Crane Company	288,000	4,861,440
HNI Corporation	471,384	4,902,394
Matthews International Cl. A	357,300	10,293,813
Raven Industries	156,201	3,245,857
Smith (A.O.) Corporation	331,929	8,357,972
Teleflex	309,700	12,106,173
Tredegar Corporation	1,500	24,495

		58,605,950

Paper and Packaging - 1.5%
Albany International Cl. A	342,500	3,099,625
AptarGroup	485,400	15,115,356
Bemis Company	464,800	9,746,856
Greif Cl. A	225,500	7,506,895
Sonoco Products	359,778	7,548,142

		43,016,874

Pumps, Valves and Bearings - 1.0%
CIRCOR International	31,945	719,401
IDEX Corporation	517,594	11,319,781
Kaydon Corporation	631,752	17,265,782

		29,304,964

Specialty Chemicals and Materials - 2.4%
Aceto Corporation	66,968	399,129
Agrium	5,200	186,108
Albemarle Corporation	366,000	7,967,820
Ashland	7,000	72,310
Balchem Corporation	661,000	16,610,930
Cabot Corporation	881,700	9,266,667
Cytec Industries	17,200	258,344
H.B. Fuller Company	121,392	1,578,096
Innospec	127,824	481,897
International Flavors & Fragrances	175,000	5,330,500
Lubrizol Corporation (The)	299,500	10,185,995
Methanex Corporation	562,573	4,393,695
Minerals Technologies	22,535	722,247
NewMarket Corporation	30,388	1,346,188
Olin Corporation	149,133	2,128,128
Park Electrochemical	157,223	2,716,814
Quaker Chemical	405,000	3,215,700
Schulman (A.)	12,200	165,310
Snap-on	52,294	1,312,579
Spartech Corporation [b]	7,246	17,825
Westlake Chemical	6,110	89,389

		68,445,671

Total		519,884,825

Industrial Services – 12.4%
Advertising and Publishing - 0.0%
E.W. Scripps Company Cl. A [a,b]	57,370	77,450
Gannett	4,400	9,680
Journal Communications Cl. A	90,000	67,500
McClatchy Company (The) Cl. A	94,000	46,060
Scholastic Corporation	26,500	399,355

		600,045

Commercial Services - 5.4%
ABM Industries	635,600	10,423,840
Barrett Business Services	498,600	4,796,532
Brink’s Company (The)	17,485	462,653
CDI Corporation	94,171	915,342
Corporate Executive Board	105,800	1,534,100
Heidrick & Struggles International [c]	834,761	14,808,660
Hillenbrand	218,625	3,500,186
Kelly Services Cl. A [a,b]	633,463	5,099,377
Landauer	379,200	19,217,856
Manpower	484,352	15,271,619
MAXIMUS	35,400	1,411,044
Resources Connection [a]	3,700	55,796
Ritchie Bros. Auctioneers	1,464,320	27,221,709
Robert Half International	683,416	12,185,307
Rollins	555,750	9,531,113
UniFirst Corporation	9,310	259,191
Viad Corporation	28,502	402,448
Watson Wyatt Worldwide Cl. A	569,600	28,121,152

		155,217,925

Engineering and Construction - 0.6%
Comfort Systems USA	495,974	5,143,251
Granite Construction	220,440	8,262,091
M.D.C. Holdings	5,580	173,761
Ryland Group (The)	5,976	99,560
Skyline Corporation	223,100	4,241,131

		17,919,794

Food, Tobacco and Agriculture - 1.4%
Cal-Maine Foods	203,349	4,552,984
Corn Products International	101,586	2,153,623
Farmer Bros.	542,300	9,652,940
Hormel Foods	464,333	14,724,000
Seaboard Corporation	9,476	9,570,760
Terra Industries	40,782	1,145,566

		41,799,873

Industrial Distribution - 1.9%
Applied Industrial Technologies	937,876	15,821,968
Doshisha Company	60,000	754,573
Grainger (W.W.)	348,000	24,422,640
Houston Wire & Cable	30,448	235,972
Lawson Products	12,546	152,685
Mine Safety Appliances	196,000	3,923,920
MSC Industrial Direct Cl. A	297,900	9,255,753
Watsco [b]	22,075	751,212

		55,318,723

Printing - 0.4%
Bowne & Co. [a]	132,941	426,741
Courier Corporation	219,274	3,326,386
CSS Industries	47,682	810,594
Ennis	794,985	7,043,567

		11,607,288

Transportation and Logistics - 2.7%
Alexander & Baldwin	494,700	9,414,141
Arkansas Best	304,528	5,792,122
C. H. Robinson Worldwide	256,000	11,676,160
DryShips [a,b]	26,291	133,821
Euroseas	96,446	371,317
Expeditors International of Washington	458,400	12,968,136
Knight Transportation	95,000	1,440,200
Overseas Shipholding Group	7,800	176,826
Pacer International [a,b]	612,900	2,145,150
SkyWest	337,806	4,202,307
Tidewater	603,766	22,417,832
UTI Worldwide	492,600	5,886,570

		76,624,582

Total		359,088,230

Natural Resources – 10.6%
Energy Services - 4.7%
Boardwalk Pipeline Partners L.P.	90,000	2,016,000
CARBO Ceramics	348,906	9,922,887
Energy Transfer Equity L.P.	530,600	11,211,578
Ensign Energy Services	1,136,500	9,843,417
Exterran Partners L.P.	479,700	5,708,430
Helmerich & Payne	937,172	21,339,406
Lufkin Industries	67,072	2,540,687
Major Drilling Group International	281,000	2,692,322
National Fuel Gas	100,528	3,083,194
Nicor	372,892	12,391,201
NuStar GP Holdings	369,200	7,609,212
Patterson-UTI Energy	1,724,560	15,452,058
Precision Drilling Trust [b]	881,450	2,362,286
Rowan Companies [a,b]	917,705	10,984,929
RPC	72,572	481,152
SEACOR Holdings [a]	280,600	16,361,786
Trican Well Service	311,700	1,592,123

		135,592,668

Oil and Gas - 3.3%
Cimarex Energy	748,433	13,756,199
Crosstex Energy	360,200	590,728
Delek US Holdings	80,504	834,021
Energen Corporation	562,681	16,390,897
Enterprise GP Holdings L.P.	285,900	6,467,058
Hiland Holdings GP L.P.	384,400	907,184
Holly Corporation	99,585	2,111,202
Hugoton Royalty Trust	265,600	2,539,136
Magellan Midstream Holdings L.P.	738,500	12,923,750
Penn Virginia	583,760	6,409,685
Penn Virginia GP Holdings L.P.	228,000	2,704,080
Pioneer Southwest Energy Partners L.P.	480,569	7,568,962
Plains All American Pipeline L.P.	281,530	10,349,043
St. Mary Land & Exploration	54,742	724,237
Stone Energy [a,b]	180,450	600,898
Sunoco Logistics Partners L.P.	181,000	9,334,170
W&T Offshore	180,375	1,109,306

		95,320,556

Precious Metals and Mining - 2.0%
Agnico-Eagle Mines	256,100	14,577,212
Alliance Holdings GP L.P.	468,500	7,528,795
Alliance Resource Partners L.P.	241,000	7,013,100
Cliffs Natural Resources	14,400	261,504
Gold Fields ADR	434,700	4,929,498
IAMGOLD Corporation	435,000	3,719,250
Lihir Gold ADR [a]	137,000	3,111,270
Natural Resource Partners L.P.	738,977	16,501,357

		57,641,986

Real Estate - 0.6%
AMREP Corporation [a]	23,992	376,674
Deltic Timber	172,000	6,778,520
St. Joe Company (The) [a,b]	276,300	4,625,262
W.P. Carey & Co.	306,231	6,795,266

		18,575,722

Total		307,130,932

Technology – 4.5%
Aerospace and Defense - 0.3%
American Science & Engineering	2,867	159,979
Cubic Corporation	6,400	162,112
HEICO Corporation	190,400	4,626,720
HEICO Corporation Cl. A	200,159	4,129,280

		9,078,091

Components and Systems - 1.5%
Analogic Corporation	143,800	4,604,476
AVX Corporation	1,144,546	10,392,478
Imation Corporation [a]	234,500	1,793,925
Methode Electronics	1,348,318	4,826,978
MTS Systems	631,544	14,367,626
Nam Tai Electronics [a,b]	2,038,217	7,582,167
OPTEX Company	30,000	252,390
Palm [a]	9,500	81,890
Sato Corporation	30,000	218,872

		44,120,802

Internet Software and Services - 0.1%
United Online	520,006	2,319,227

IT Services - 1.3%
Black Box	528,023	12,466,623
Jack Henry & Associates	705,300	11,510,496
Total System Services	1,034,795	14,290,519

		38,267,638

Semiconductors and Equipment - 0.3%
Cognex Corporation	418,300	5,584,305
Maxim Integrated Products	277,665	3,667,955
Melco Holdings	32,000	370,618
Micrel	5,535	38,966

		9,661,844

Software - 0.2%
Fair Isaac	301,608	4,243,624

Telecommunications - 0.8%
ADTRAN	210,100	3,405,721
Atlantic Tele-Network	496,661	9,525,958
CenturyTel	33,300	936,396
Plantronics	162,944	1,966,734
Shenandoah Telecommunications	34	775
USA Mobility	601,707	5,541,722

		21,377,306

Total		129,068,532

Utilities – 2.9%
ALLETE	388,367	10,365,515
Aqua America	819,766	16,395,320
Black Hills	100	1,789
ITC Holdings	200,000	8,724,000
NV Energy	90,000	845,100
Piedmont Natural Gas	474,500	12,284,805
PNM Resources	638,900	5,277,314
SJW	400,400	10,182,172
Southern Union	102,576	1,561,207
SureWest Communications [a,b]	271,400	2,116,920
UGI Corporation	660,076	15,584,394

Total		83,338,536

Miscellaneous [e] – 0.3%
Total		9,706,877

TOTAL COMMON STOCKS
(Cost $3,541,971,353)		2,772,843,056

PREFERRED STOCKS – 0.6%
LTC Properties 8.00% Series F	123,600	2,491,776
MF Global 9.75% Conv. [g]	50,000	2,634,000
Reinsurance Group of America 5.75% Conv.	94,000	4,089,000
Vornado Realty Trust Ser. F 6.75%	200,000	2,802,000
Vornado Realty Trust Ser. G 6.625%	400,000	5,608,000

TOTAL PREFERRED STOCKS
(Cost $26,074,515)		17,624,776

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.4%
Charming Shoppes 1.125% Conv. Senior Note due 5/1/14	$20,000,000	5,775,000
Encore Capital Group 3.375% Conv. Senior Note due 9/19/10	1,000,000	767,500
Leucadia National 3.75% Conv. Senior Note due 4/15/14	3,000,000	2,523,750
Mueller Industries 6.00% Sub. Deb. due 11/1/14	1,088,000	813,280

TOTAL CORPORATE BONDS
(Cost $17,335,199)		9,879,530

REPURCHASE AGREEMENT – 3.1%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $89,784,324 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $92,031,032) (Cost $89,784,000)		89,784,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.8%
Money Market Funds
Federated Government Obligations
Fund (7 day yield-0.371%)
(Cost $22,996,447)		22,996,447

TOTAL INVESTMENTS – 100.6%
(Cost $3,698,161,514)		2,913,127,809

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%		(15,981,762)

NET ASSETS – 100.0%		$2,897,146,047

SCHEDULE OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2009 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 96.7%

Consumer Products – 6.3%
Apparel, Shoes and Accessories - 2.2%
Anta Sports Products	586,700	$386,116
Daphne International Holdings	1,744,000	381,359
Movado Group	60,140	453,456
Stella International Holdings	188,200	198,897
True Religion Apparel [a]	33,200	392,092
Xinyu Hengdeli Holdings	424,500	70,229

		1,882,149

Consumer Electronics - 1.0%
Dolby Laboratories Cl. A [a]	24,600	839,106

Health, Beauty and Nutrition - 0.7%
NBTY [a]	26,700	375,936
NutriSystem	18,200	259,714

		635,650

Home Furnishing and Appliances - 1.5%
Ethan Allen Interiors	30,200	340,052
Hunter Douglas	9,500	222,153
Mohawk Industries [a,b]	23,400	698,958

		1,261,163

Sports and Recreation - 0.9%
Thor Industries	49,200	768,504

Total		5,386,572

Consumer Services – 4.5%
Online Commerce - 0.3%
1-800-FLOWERS.COM Cl. A [a]	123,500	255,645

Retail Stores - 4.2%
American Eagle Outfitters	21,700	265,608
Build-A-Bear Workshop [a]	21,900	132,933
Bulgari	58,000	255,138
Cash America International	17,300	270,918
Charming Shoppes [a]	263,800	369,320
China Nepstar Chain Drugstore ADR [b]	101,200	409,860
Dress Barn (The) [a]	55,800	685,782
DSW Cl. A [a,b]	30,200	280,558
Tiffany & Co.	41,800	901,208

		3,571,325

Total		3,826,970

Financial Intermediaries – 10.3%
Banking - 1.8%
Bank Sarasin & Cie Cl. B	12,000	252,623
Banque Privee Edmond de Rothschild	26	571,079
Northern Trust	12,000	717,840

		1,541,542

Insurance - 1.8%
Berkley (W.R.)	33,300	750,915
E-L Financial	1,200	342,649
Fidelity National Financial Cl. A	12,200	238,022
Greenlight Capital Re Cl. A [a]	13,900	221,983

		1,553,569

Securities Brokers - 5.4%
Egyptian Financial Group-Hermes Holding GDR	22,500	118,125
Evercore Partners Cl. A	52,450	810,352
HQ	41,000	384,113
Jefferies Group	29,000	400,200
Lazard Cl. A	31,500	926,100
Mirae Asset Securities	6,300	326,896
Schwab (Charles)	50,000	775,000
Stifel Financial [a,b]	17,000	736,270
Thomas Weisel Partners Group [a]	42,000	150,360

		4,627,416

Securities Exchanges - 0.2%
Singapore Exchange	41,800	140,318

Other Financial Intermediaries - 1.1%
NASDAQ OMX Group [a]	46,700	914,386

Total		8,777,231

Financial Services – 15.4%
Information and Processing - 4.6%
FactSet Research Systems	5,900	294,941
Interactive Data	14,100	350,526
MasterCard Cl. A	4,500	753,660
Morningstar [a]	20,000	683,000
Paychex	20,000	513,400
SEI Investments	43,600	532,356
Western Union	58,500	735,345

		3,863,228

Insurance Brokers - 0.3%
Gallagher (Arthur J.) & Co.	16,000	272,000

Investment Management - 10.3%
Affiliated Managers Group [a]	16,450	686,129
AllianceBernstein Holding L.P.	47,500	699,200
Ashmore Group	378,000	825,857
Azimut Holding	74,000	395,602
CapMan Cl. B [a]	129,000	137,160
Cohen & Steers	60,800	678,528
Federated Investors Cl. B	25,300	563,178
Invesco	50,100	694,386
Janus Capital Group	48,400	321,860
Partners Group Holding	7,200	432,658
Schroders	50,000	568,054
SHUAA Capital	292,000	72,466
SPARX Group [a]	2,100	159,573
Sprott	115,000	415,014
T. Rowe Price Group	30,700	886,002
Trust Company	48,000	143,571
Value Partners Group [a]	666,000	183,922
Waddell & Reed Financial Cl. A	28,460	514,272
Westwood Holdings Group	8,600	336,174

		8,713,606

Other Financial Services - 0.2%
IntercontinentalExchange [a,b]	2,600	193,622

Total		13,042,456

Health – 5.1%
Drugs and Biotech - 0.9%
Caraco Pharmaceutical Laboratories [a]	44,700	157,344
Endo Pharmaceuticals Holdings [a]	9,900	175,032
ICON ADR [a]	14,100	227,715
WuXi PharmaTech Cayman ADR [a]	51,000	231,030

		791,121

Health Services - 2.2%
Advisory Board (The) [a]	31,600	523,928
Air Methods [a]	15,688	265,284
eResearch Technology [a]	45,300	238,278
Pharmaceutical Product Development	18,500	438,820
Res-Care [a]	25,800	375,648

		1,841,958

Medical Products and Devices - 2.0%
IDEXX Laboratories [a,b]	22,200	767,676
Schein (Henry) [a]	10,000	400,100
Techne Corporation	10,100	552,571

		1,720,347

Total		4,353,426

Industrial Products – 15.4%
Automotive - 2.9%
Copart [a]	29,900	886,834
Gentex Corporation	40,000	398,400
Minth Group	454,100	222,528
Norstar Founders Group [a,d]	533,500	25,124
WABCO Holdings	49,000	603,190
Xinyi Glass Holdings	741,600	328,294

		2,464,370

Building Systems and Components - 1.6%
Armstrong World Industries [a]	15,800	173,958
Drew Industries [a]	68,900	598,052
Simpson Manufacturing	32,000	576,640

		1,348,650

Construction Materials - 0.2%
Owens Corning [a]	17,900	161,816

Industrial Components - 1.0%
GrafTech International [a]	77,100	474,936
PerkinElmer	27,900	356,283

		831,219

Machinery - 2.6%
Franklin Electric	15,600	345,228
Jinpan International [b]	28,094	473,384
Lincoln Electric Holdings	14,000	443,660
Rofin-Sinar Technologies [a]	34,500	556,140
Spirax-Sarco Engineering	16,500	198,311
Tennant Company	17,100	160,227

		2,176,950

Metal Fabrication and Distribution - 4.6%
Allegheny Technologies	21,000	460,530
Carpenter Technology	20,400	288,048
Commercial Metals	24,900	287,595
Foster (L.B.) Company Cl. A [a]	8,600	213,538
Fushi Copperweld [a]	43,846	210,461
Haynes International [a]	13,410	238,966
Kennametal	54,100	876,961
Nucor Corporation	20,000	763,400
Schnitzer Steel Industries Cl. A	7,700	241,703
Sims Metal Management ADR [b]	30,400	362,368

		3,943,570

Miscellaneous Manufacturing - 0.4%
China Automation Group	1,760,000	376,656

Pumps, Valves and Bearings - 0.9%
Gardner Denver [a]	21,100	458,714
Kaydon Corporation	10,500	286,965

		745,679

Specialty Chemicals and Materials - 1.2%
Kingboard Chemical Holdings	263,300	549,172
Migao Corporation [a]	29,600	156,828
OM Group [a]	15,700	303,324

		1,009,324

Total		13,058,234

Industrial Services – 15.6%
Advertising and Publishing - 1.0%
Airmedia Group ADR [a]	89,140	373,497
ValueClick [a]	56,500	480,815

		854,312

Commercial Services - 7.0%
Acacia Research-Acacia Technologies [a]	33,400	136,272
Brink’s Company (The)	24,500	648,270
Cintas Corporation	13,800	341,136
CRA International [a]	16,772	316,655
Forrester Research [a]	14,200	291,952
Global Sources [a]	28,930	112,538
Hewitt Associates Cl. A [a]	13,900	413,664
Manpower	22,500	709,425
MAXIMUS	8,600	342,796
Monster Worldwide [a]	29,200	237,980
MPS Group [a]	48,000	285,600
Ritchie Bros. Auctioneers [b]	47,100	875,589
Sotheby’s	52,900	476,100
Spherion Corporation [a]	36,900	76,752
Universal Technical Institute [a]	15,800	189,600
Waste Services [a]	111,468	477,083

		5,931,412

Engineering and Construction - 2.7%
HLS Systems International [a]	64,530	209,722
Integrated Electrical Services [a]	42,300	385,776
KBR	62,800	867,268
NVR [a]	2,000	855,500

		2,318,266

Food, Tobacco and Agriculture - 1.9%
Cal-Maine Foods	10,000	223,900
Chaoda Modern Agriculture	369,928	220,361
China Green (Holdings)	709,600	417,409
Hanfeng Evergreen [a]	29,500	169,869
Intrepid Potash [a]	22,900	422,505
Origin Agritech [a]	61,400	167,622

		1,621,666

Printing - 0.7%
CSS Industries	18,257	310,369
Multi-Color Corporation	21,300	260,499

		570,868

Transportation and Logistics - 2.3%
Atlas Air Worldwide Holdings [a]	13,808	239,569
Landstar System	24,200	809,974
Universal Truckload Services	28,100	402,954
UTI Worldwide	43,500	519,825

		1,972,322

Total		13,268,846

Natural Resources – 8.1%
Energy Services - 4.7%
CE Franklin [a]	53,000	219,420
Ensign Energy Services	24,800	214,797
Exterran Holdings [a]	15,700	251,514
Helmerich & Payne	27,000	614,790
Oil States International [a]	45,700	613,294
Pason Systems	72,700	548,941
Patterson-UTI Energy	20,900	187,264
Rowan Companies [a]	20,600	246,582
SEACOR Holdings [a]	8,000	466,480
Trican Well Service	30,800	157,322
Unit Corporation [a]	6,700	140,164
Willbros Group [a]	26,400	256,080
Yingli Green Energy Holding ADR [a,b]	14,300	86,086

		4,002,734

Oil and Gas - 0.2%
GMX Resources [a,b]	5,800	37,700
St. Mary Land & Exploration	10,600	140,238

		177,938

Precious Metals and Mining - 3.2%
Agnico-Eagle Mines	14,500	825,340
Pan American Silver [a]	31,500	548,730
Randgold Resources ADR [b]	18,000	978,300
Seabridge Gold [a]	16,000	362,400

		2,714,770

Total		6,895,442

Technology – 13.4%
Aerospace and Defense - 0.8%
BE Aerospace [a]	34,100	295,647
HEICO Corporation	15,400	374,220

		669,867

Components and Systems - 2.2%
AAC Acoustic Technologies Holdings	580,400	273,274
Logitech International [a,b]	86,500	889,220
Vtech Holdings	57,700	224,307
Western Digital [a]	23,900	462,226

		1,849,027

Internet Software and Services - 0.7%
Akamai Technologies [a]	13,700	265,780
AsiaInfo Holdings [a]	17,455	294,117
Marchex Cl. B	20,000	68,800

		628,697

IT Services - 1.8%
Sapient Corporation [a]	99,800	446,106
SRA International Cl. A [a]	45,100	662,970
Syntel	18,800	386,904

		1,495,980

Semiconductors and Equipment - 2.9%
Advanced Energy Industries [a]	11,600	87,348
Analog Devices	15,000	289,050
Cognex Corporation	50,000	667,500
Diodes [a,b]	35,300	374,533
Lam Research [a]	17,900	407,583
MEMC Electronic Materials [a]	12,600	207,774
Varian Semiconductor Equipment Associates [a]	19,800	428,868

		2,462,656

Software - 3.4%
Adobe Systems [a]	20,000	427,800
American Software Cl. A	69,920	368,478
ANSYS [a]	10,000	251,000
Autodesk [a]	23,000	386,630
National Instruments	36,000	671,400
NCR Corporation [a,b]	25,000	198,750
Pegasystems	20,650	383,471
SkillSoft ADR [a]	30,000	200,700

		2,888,229

Telecommunications - 1.6%
ADTRAN	30,400	492,784
Cogo Group [a,b]	27,200	181,696
Comtech Telecommunications [a]	16,800	416,136
Tekelec [a,b]	22,600	298,998

		1,389,614

Total		11,384,070

Miscellaneous [e] – 2.6%
Total		2,174,097

TOTAL COMMON STOCKS
(Cost $109,279,672)		82,167,344

PREFERRED STOCK – 0.4%
Kennedy-Wilson Conv. [d,f]
(Cost $565,000)	565	369,940

REPURCHASE AGREEMENT – 2.6%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $2,218,008 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $2,274,318) (Cost $2,218,000)		2,218,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 5.1%
U.S. Treasury Bills
due 6/18/09	$692	692
U.S. Treasury Bonds
7.50%-8.75%
due 5/15/17-11/15/24	29,627	30,194
U.S. Treasury Notes
1.125%-2.75%
due 12/15/11-10/31/13	151,310	152,968
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)		4,172,246

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $4,356,100)		4,356,100

TOTAL INVESTMENTS – 104.8%
(Cost $116,418,772)		89,111,384

LIABILITIES LESS CASH AND OTHER ASSETS – (4.8)%		(4,088,315)

NET ASSETS – 100.0%		$85,023,069

SCHEDULE OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.1%

Consumer Products – 3.6%
Apparel, Shoes and Accessories - 2.0%
Bernard Chaus [a]	1,006,258	$140,876
Frederick’s of Hollywood Group [a]	727,972	327,587
Hanesbrands [a]	673,500	6,445,395
Jones Apparel Group	881,271	3,718,964
Liz Claiborne [a]	1,187,800	2,933,866
Quiksilver [a,b]	1,398,900	1,790,592
Tween Brands [a,b]	924,104	1,977,583
Warnaco Group (The) [a]	41,279	990,696

		18,325,559

Consumer Electronics - 0.5%
Harman International Industries	324,338	4,388,293

Food/Beverage/Tobacco - 0.1%
Smart Balance [a,b]	235,500	1,422,420

Home Furnishing and Appliances - 0.4%
Design Within Reach [a,b,c]	804,037	434,180
Furniture Brands International [a]	1,112,500	1,635,375
La-Z-Boy [a,b]	966,600	1,208,250

		3,277,805

Sports and Recreation - 0.3%
Steinway Musical Instruments [a]	250,800	3,002,076

Other Consumer Products - 0.3%
Dorel Industries Cl. B	164,400	2,495,592

Total		32,911,745

Consumer Services – 13.4%
Leisure and Entertainment - 1.3%
Carmike Cinemas [a]	425,759	1,102,716
Cinemark Holdings	699,300	6,566,427
Regal Entertainment Group Cl. A	322,700	4,327,407

		11,996,550

Media and Broadcasting - 0.2%
Ballantyne of Omaha [a,b]	521,300	1,126,008
Cox Radio Cl. A [a,b]	281,000	1,152,100

		2,278,108

Online Commerce - 0.5%
Alloy [a]	411,900	1,729,980
Autobytel [a,b]	880,411	237,711
1-800-FLOWERS.COM Cl. A [a,b]	1,264,036	2,616,555

		4,584,246

Restaurants and Lodgings - 1.5%
California Pizza Kitchen [a,b]	286,843	3,751,907
Cheesecake Factory [a,b]	336,945	3,858,020
Jamba [a]	2,082,267	999,488
Krispy Kreme Doughnuts [a,b]	1,759,900	2,815,840
Rubio’s Restaurants [a,c]	631,500	2,658,615

		14,083,870

Retail Stores - 9.9%
bebe Stores	212,100	1,414,707
Brown Shoe	938,944	3,521,040
Cabela’s [a,b]	635,500	5,789,405
Collective Brands [a,b]	746,000	7,266,040
Conn’s [a,b]	115,150	1,616,706
Cost Plus [a]	1,045,140	992,883
dELiA*s [a,b,c]	1,834,450	3,081,876
Dillard’s Cl. A	1,046,800	5,966,760
Eddie Bauer Holdings [a]	1,222,195	525,544
Fred’s Cl. A	34,541	389,622
Gander Mountain [a,b]	734,968	2,138,757
Genesco [a]	395,290	7,443,311
Group 1 Automotive [a,b]	307,190	4,291,444
Lithia Motors Cl. A [a,b]	840,550	1,891,237
MarineMax [a,b,c]	1,202,800	2,357,488
New York & Company [a,b]	1,092,614	3,878,780
Pacific Sunwear of California [a]	753,900	1,251,474
Penske Automotive Group [a,b]	807,756	7,536,363
Pep Boys-Manny, Moe & Jack (The)	651,150	2,871,572
Rent-A-Center [a,b]	479,300	9,284,041
REX Stores [a,b,c]	687,200	7,366,784
Saks [a]	1,286,050	2,404,914
Sonic Automotive Cl. A [a,b]	373,600	597,760
Talbots [a,b]	704,000	2,471,040
Tuesday Morning [a]	202,809	257,567
West Marine [a,b]	847,463	4,533,927

		91,141,042

Total		124,083,816

Financial Intermediaries – 4.6%
Banking - 1.8%
Boston Private Financial Holdings	685,230	2,405,157
Cascade Financial	326,412	816,030
First BanCorp of Puerto Rico	754,904	3,215,891
First Commonwealth Financial	113,000	1,002,310
Guaranty Bancorp [a,b]	733,301	1,283,277
Old National Bancorp	152,100	1,698,957
Pacific Mercantile Bancorp [a]	132,700	468,431
SPDR KBW Regional Banking ETF	74,600	1,433,812
Superior Bancorp [a,b]	117,300	469,200
Texas Capital Bancshares [a,b]	233,000	2,623,580
Umpqua Holdings	174,200	1,578,252

		16,994,897

Insurance - 2.2%
Ambac Financial Group [a,b]	566,900	442,182
Fidelity National Financial Cl. A	416,800	8,131,768
Hilltop Holdings [a,b]	433,600	4,943,040
MBIA [a,b]	444,800	2,037,184
Meadowbrook Insurance Group	782,600	4,773,860

		20,328,034

Securities Brokers - 0.6%
Evercore Partners Cl. A	357,700	5,526,465

Total		42,849,396

Financial Services – 0.3%
Diversified Financial Services - 0.3%
Advanta Corporation Cl. B	587,047	387,451
CIT Group	854,050	2,434,042

Total		2,821,493

Health – 5.9%
Commercial Services - 0.8%
Greatbatch [a,b]	231,342	4,476,467
PAREXEL International [a,b]	314,345	3,058,577

		7,535,044

Drugs and Biotech - 0.9%
Cambrex Corporation [a,c]	1,508,908	3,440,310
Life Technologies [a]	148,900	4,836,272

		8,276,582

Health Services - 3.0%
Albany Molecular Research [a,b]	267,459	2,522,138
Allion Healthcare [a]	1,003,964	4,618,235
AMICAS [a]	492,290	999,349
Eclipsys Corporation [a,b]	367,000	3,721,380
Kindred Healthcare [a]	180,900	2,704,455
PharMerica Corporation [a,b]	369,109	6,141,974
QuadraMed [a]	424,207	2,562,210
RehabCare Group [a]	237,530	4,142,523

		27,412,264

Medical Products and Devices - 1.2%
AngioDynamics [a,b]	550,469	6,187,272
Del Global Technologies [a]	753,148	225,944
Digirad Corporation [a]	808,802	865,418
HealthTronics [a,b]	732,144	995,716
Home Diagnostics [a]	601,343	3,409,615

		11,683,965

Total		54,907,855

Industrial Products – 22.9%
Automotive - 0.4%
ArvinMeritor [a,b]	912,705	721,037
Cooper Tire & Rubber	615,968	2,488,511
Lear Corporation [a]	700,200	525,150

		3,734,698

Building Systems and Components - 0.2%
NCI Building Systems [a,b]	202,500	449,550
PGT [a]	786,381	1,093,070

		1,542,620

Construction Materials - 1.3%
Building Materials Holding Corporation [a,b]	1,346,919	336,730
Louisiana-Pacific Corporation [a]	1,382,000	3,081,860
Trex Company [a,b,c]	813,500	6,207,005
United Rentals [a,b]	619,040	2,606,158

		12,231,753

Industrial Components - 2.8%
CTS Corporation	883,545	3,189,597
Gerber Scientific [a,b]	1,085,400	2,594,106
GrafTech International [a]	804,960	4,958,554
Hawk Corporation Cl. A [a]	200,700	2,318,085
Mueller Water Products Cl. A	592,075	1,953,848
Planar Systems [a,b,c]	1,223,974	832,302
Timken Company (The)	565,900	7,899,964
Zygo Corporation [a,b]	423,898	1,945,692

		25,692,148

Machinery - 3.6%
Astec Industries [a,b]	306,533	8,040,361
Baldor Electric	363,368	5,265,202
Baldwin Technology Cl. A [a]	439,600	417,620
EnPro Industries [a]	287,900	4,923,090
Flow International [a]	1,523,796	2,468,549
Hardinge	481,540	1,343,497
Hurco Companies [a,b]	187,195	1,989,883
Intermec [a,b]	648,750	6,747,000
Thermadyne Holdings [a,b,c]	738,271	1,565,134

		32,760,336

Metal Fabrication and Distribution - 3.9%
Carpenter Technology	460,381	6,500,580
Commercial Metals	330,890	3,821,780
Haynes International [a,b]	386,154	6,881,264
Insteel Industries	583,931	4,064,160
Ladish Company [a]	414,159	3,006,794
NN [a,b]	753,750	949,725
Northwest Pipe [a,b]	99,420	2,830,487
RTI International Metals [a,b]	350,200	4,097,340
Trinity Industries	456,050	4,168,297

		36,320,427

Miscellaneous Manufacturing - 2.8%
American Technology [a]	190,400	140,896
Barnes Group	541,800	5,791,842
Crane Company	473,100	7,985,928
Flanders Corporation [a,b]	1,188,620	4,802,025
Griffon Corporation [a,b]	992,627	7,444,702

		26,165,393

Paper and Packaging - 1.2%
Albany International Cl. A	492,300	4,455,315
Graphic Packaging Holding Company [a,b]	2,039,700	1,774,539
Temple-Inland	936,400	5,028,468

		11,258,322

Pumps, Valves and Bearings - 0.9%
CIRCOR International	154,400	3,477,088
Gardner Denver [a]	200,400	4,356,696

		7,833,784

Specialty Chemicals and Materials - 5.5%
Aceto Corporation	281,219	1,676,065
Calgon Carbon [a,b]	312,188	4,423,704
Cytec Industries	335,913	5,045,413
Ferro Corporation	1,314,200	1,879,306
H.B. Fuller Company	390,500	5,076,500
Lydall [a,b]	831,400	2,469,258
Material Sciences [a,c]	834,900	450,846
OM Group [a]	273,380	5,281,702
Park Electrochemical	449,400	7,765,632
Penford Corporation	375,812	1,364,198
PolyOne Corporation [a,b]	1,394,650	3,221,641
Quaker Chemical	335,900	2,667,046
Rockwood Holdings [a,b]	608,000	4,827,520
Solutia [a,b]	984,700	1,841,389
Spartech Corporation	1,157,004	2,846,230

		50,836,450

Textiles - 0.3%
Dixie Group [a,c]	659,132	725,045
Interface Cl. A	328,400	981,916
Unifi [a]	1,596,600	1,021,824

		2,728,785

Total		211,104,716

Industrial Services – 7.5%
Advertising and Publishing - 2.0%
Harris Interactive [a]	1,340,419	335,105
McClatchy Company (The) Cl. A [b]	985,900	483,091
MDC Partners Cl. A [a,b]	499,573	1,643,595
Media General Cl. A [a]	935,500	1,796,160
Scholastic Corporation	479,000	7,218,530
ValueClick [a]	822,091	6,995,994

		18,472,475

Commercial Services - 1.7%
Access Integrated Technologies Cl. A [a]	1,314,500	814,990
Furmanite Corporation [a,b]	914,099	2,842,848
Rentrak Corporation [a]	303,300	2,729,700
TRC Companies [a,c]	1,739,147	4,173,953
Volt Information Sciences [a,b]	790,879	5,259,345

		15,820,836

Engineering and Construction - 2.4%
Champion Enterprises [a]	1,439,700	691,056
Great Lakes Dredge & Dock	481,800	1,450,218
Hovnanian Enterprises Cl. A [a]	971,232	1,515,122
iShares Dow Jones US Home Construction Index Fund	283,200	2,475,168
M.D.C. Holdings	267,000	8,314,380
Toll Brothers [a,b]	436,784	7,931,998

		22,377,942

Food, Tobacco and Agriculture - 0.2%
Andersons (The)	142,365	2,013,041

Printing - 0.5%
Bowne & Co. [a]	1,306,604	4,194,199

Transportation and Logistics - 0.7%
AirTran Holdings [a,b]	624,300	2,840,565
YRC Worldwide [a,b]	801,227	3,597,509

		6,438,074

Total		69,316,567

Natural Resources – 3.2%
Energy Services - 1.8%
Allis-Chalmers Energy [a,b]	543,900	1,049,727
Matrix Service [a]	707,100	5,812,362
Newpark Resources [a,b]	1,570,100	3,972,353
Rowan Companies [a]	148,600	1,778,742
StealthGas	829,534	4,222,328

		16,835,512

Oil and Gas - 0.5%
Pengrowth Energy Trust	363,700	2,029,446
Stone Energy [a,b]	406,700	1,354,311
Swift Energy [a,b]	164,700	1,202,310

		4,586,067

Precious Metals and Mining - 0.9%
Century Aluminum [a,b]	821,400	1,733,154
Titanium Metals [a,b]	220,900	1,208,323
Walter Industries	246,800	5,644,316

		8,585,793

Total		30,007,372

Technology – 32.9%
Aerospace and Defense - 2.1%
BE Aerospace [a,b]	459,062	3,980,068
CPI Aerostructures [a,c]	305,100	2,044,170
Ducommun	97,500	1,417,650
GenCorp [a]	883,342	1,872,685
Hexcel Corporation [a,b]	989,400	6,500,358
Kaman Corporation	301,113	3,775,957

		19,590,888

Components and Systems - 5.1%
Analogic Corporation	70,236	2,248,957
Benchmark Electronics [a]	556,350	6,231,120
Cray [a,b]	1,292,068	4,522,238
Data I/O Corporation [a]	284,600	774,112
Dot Hill Systems [a]	2,206,461	1,301,812
Evans & Sutherland Computer [a,c]	806,730	209,750
Hypercom Corporation [a]	1,626,416	1,561,359
InFocus Corporation [a]	1,571,248	941,178
Interlink Electronics [a,c]	892,775	223,194
Interphase Corporation [a,c]	420,100	1,260,300
Keithley Instruments	378,100	1,281,759
KEMET Corporation [a,b]	1,719,400	421,253
Maxwell Technologies [a]	978,111	6,797,871
Mercury Computer Systems [a]	763,111	4,220,004
Merix Corporation [a,c]	1,582,267	443,035
Network Engines [a]	922,046	479,464
Newport Corporation [a,b]	717,487	3,171,292
OSI Systems [a]	155,339	2,370,473
Perceptron [a]	402,813	1,429,986
SCM Microsystems [a,c]	902,420	2,301,171
SigmaTron International [a,c]	312,315	515,320
Vishay Intertechnology [a]	1,307,300	4,549,404

		47,255,052

Distribution - 0.0%
Bell Microproducts [a,b]	555,970	250,186

Internet Software and Services - 2.9%
Blue Coat Systems [a,b]	480,810	5,774,528
EarthLink [a,b]	1,403,700	9,222,309
InfoSpace [a]	937,521	4,875,109
Lionbridge Technologies [a]	998,810	978,834
LookSmart [a]	501,577	511,608
RealNetworks [a,b]	938,415	2,186,507
SupportSoft [a,b]	1,573,600	3,021,312
WebMediaBrands [a,b]	1,255,382	502,153

		27,072,360

Semiconductors and Equipment - 11.5%
Actel Corporation [a,b]	618,763	6,261,882
Advanced Energy Industries [a]	624,256	4,700,648
ANADIGICS [a]	1,290,130	2,670,569
AXT [a,b]	1,440,452	1,224,384
Brooks Automation [a]	771,600	3,557,076
BTU International [a,b,c]	536,654	1,797,791
Cascade Microtech [a]	339,372	1,096,172
Cohu	379,700	2,733,840
Electroglas [a]	876,343	43,817
Fairchild Semiconductor International [a]	953,700	3,557,301
FEI Company [a,b]	350,400	5,406,672
GSI Group [a]	998,476	948,552
Ikanos Communications [a,c]	1,458,921	2,071,668
International Rectifier [a,b]	459,402	6,206,521
Intevac [a]	120,419	627,383
Kulicke & Soffa Industries [a,b]	1,077,600	2,823,312
LeCroy Corporation [a,c]	827,036	2,596,893
MEMC Electronic Materials [a]	303,900	5,011,311
Mentor Graphics [a,b]	775,800	3,444,552
Microsemi [a]	135,700	1,574,120
Nanometrics [a,b,c]	1,495,336	1,794,403
Novellus Systems [a]	376,301	6,257,886
Pericom Semiconductor [a]	817,592	5,976,597
PLX Technology [a,b]	1,078,301	2,339,913
Sanmina-SCI Corporation [a]	2,044,400	623,542
Sigma Designs [a,b]	325,000	4,043,000
Silicon Storage Technology [a,b]	1,183,750	1,953,187
SunPower Corporation Cl. B [a]	100,468	1,989,266
TranSwitch Corporation [a]	925,222	277,567
TriQuint Semiconductor [a]	1,535,800	3,793,426
TTM Technologies [a]	374,700	2,173,260
Ultra Clean Holdings [a,b]	451,500	483,105
Varian [a,b]	247,400	5,873,276
Varian Semiconductor Equipment Associates [a]	22,100	478,686
Veeco Instruments [a,b]	795,400	5,305,318
White Electronic Designs [a]	504,690	2,023,807
Zoran Corporation [a,b]	256,100	2,253,680

		105,994,383

Software - 2.8%
Aspen Technology [a]	653,935	4,446,758
Avid Technology [a]	82,378	752,935
Borland Software [a,b]	1,081,801	497,628
Bottomline Technologies [a,b,c]	1,341,923	8,829,853
Concurrent Computer [a]	315,987	1,143,873
Epicor Software [a]	609,585	2,322,519
Majesco Entertainment [a]	526,748	779,587
MSC.Software [a]	668,600	3,770,904
QAD	420,462	1,063,769
TeleCommunication Systems Cl. A [a]	197,350	1,809,700

		25,417,526

Telecommunications - 8.5%
ADC Telecommunications [a,b]	1,172,045	5,145,278
ClearOne Communications [a,c]	704,862	2,114,586
General Communication Cl. A [a,b]	735,145	4,910,769
Globecomm Systems [a,b]	661,453	3,829,813
Harmonic [a]	746,800	4,854,200
Harris Stratex Networks Cl. A [a]	1,504,703	5,793,107
Loral Space & Communications [a,b]	379,388	8,103,728
MasTec [a]	607,200	7,341,048
Network Equipment Technologies [a,b,c]	1,626,587	5,758,118
Oplink Communications [a,b]	826,867	6,366,876
Optical Cable [a]	307,365	734,602
Powerwave Technologies [a,b]	1,540,750	915,205
Symmetricom [a,b]	1,543,604	5,402,614
Tekelec [a]	757,450	10,021,063
Tollgrade Communications [a,c]	755,134	4,379,777
UTStarcom [a]	2,262,802	1,764,986
Westell Technologies Cl. A [a]	2,396,109	670,910

		78,106,680

Total		303,687,075

Miscellaneous [e] – 0.8%
Total		7,094,018

TOTAL COMMON STOCKS
(Cost $1,880,405,936)		878,784,053

REPURCHASE AGREEMENT – 5.3%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $49,162,178 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $50,394,879) (Cost $49,162,000)		49,162,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 4.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)
(Cost $38,515,672)		38,515,672

TOTAL INVESTMENTS – 104.6%
(Cost $1,968,083,608)		966,461,725

LIABILITIES LESS CASH AND OTHER ASSETS – (4.6)%		(42,739,508)

NET ASSETS – 100.0%		$923,722,217

SCHEDULE OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 76.5%

Consumer Products – 13.7%
Apparel, Shoes and Accessories - 1.6%
K-Swiss Cl. A [a]	177,500	$1,515,850
Movado Group	504,100	3,800,914
Wolverine World Wide	197,400	3,075,492

		8,392,256

Food/Beverage/Tobacco - 4.5%
Lancaster Colony	473,500	19,640,780
National Beverage [a]	439,242	4,027,849

		23,668,629

Home Furnishing and Appliances - 7.0%
Ethan Allen Interiors	65,000	731,900
Hooker Furniture	108,640	916,922
Koss Corporation [c]	209,150	2,580,911
National Presto Industries [c]	482,500	29,437,325
Universal Electronics [a]	205,355	3,716,925

		37,383,983

Sports and Recreation - 0.6%
Hasbro	126,100	3,161,327

Total		72,606,195

Consumer Services – 10.1%
Leisure and Entertainment - 0.5%
Bowl America Cl. A [c]	277,711	2,721,568

Restaurants and Lodgings - 1.4%
Frisch’s Restaurants [c]	356,800	7,225,200

Retail Stores - 8.2%
American Eagle Outfitters	469,800	5,750,352
AnnTaylor Stores [a]	265,000	1,378,000
Arden Group Cl. A	115,286	13,470,016
Barnes & Noble	200,000	4,276,000
Bed Bath & Beyond [a,b]	121,900	3,017,025
Brown Shoe	250,000	937,500
Buckle (The)	137,000	4,374,410
Gymboree Corporation [a,b]	339,700	7,252,595
Tiffany & Co.	136,100	2,934,316

		43,390,214

Total		53,336,982

Financial Services – 0.9%
Information and Processing - 0.9%
Interactive Data	181,600	4,514,576

Total		4,514,576

Health – 8.3%
Commercial Services - 0.3%
Owens & Minor	43,400	1,437,842

Health Services - 0.3%
Psychemedics Corporation [c]	266,827	1,510,241

Medical Products and Devices - 7.7%
Atrion Corporation [c]	102,000	9,000,480
Bio-Rad Laboratories Cl. A [a,b]	261,900	17,259,210
Mesa Laboratories	121,855	1,949,680
Schein (Henry) [a,b]	72,500	2,900,725
STERIS Corporation	302,500	7,042,200
Utah Medical Products	46,125	1,060,875
Zoll Medical [a,b]	121,900	1,750,484

		40,963,654

Total		43,911,737

Industrial Products – 24.3%
Automotive - 1.5%
Dorman Products [a,b]	832,652	7,768,643

Building Systems and Components - 0.5%
Quanex Building Products	369,000	2,804,400

Industrial Components - 2.3%
Hubbell Cl. B	454,600	12,256,016

Machinery - 8.7%
Ampco-Pittsburgh	316,000	4,190,160
Cascade Corporation	200,000	3,526,000
Columbus McKinnon [a]	241,500	2,105,880
Hurco Companies [a,b]	219,800	2,336,474
K-Tron International [a,b]	78,500	4,762,595
Nordson Corporation	145,800	4,145,094
Regal-Beloit	297,000	9,100,080
Rofin-Sinar Technologies [a]	495,000	7,979,400
Sun Hydraulics	145,400	2,124,294
Wabtec Corporation	218,300	5,758,754

		46,028,731

Metal Fabrication and Distribution - 2.4%
Carpenter Technology	318,500	4,497,220
Central Steel & Wire	1,373	837,530
Insteel Industries	551,000	3,834,960
Kennametal	224,600	3,640,766

		12,810,476

Miscellaneous Manufacturing - 2.0%
Carlisle Companies	306,600	6,018,558
Met-Pro Corporation	128,400	1,046,460
Standex International	395,000	3,634,000

		10,699,018

Pumps, Valves and Bearings - 1.2%
IDEX Corporation	109,500	2,394,765
Kaydon Corporation	136,100	3,719,613

		6,114,378

Specialty Chemicals and Materials - 5.7%
Hawkins [c]	547,500	8,447,925
Lubrizol Corporation (The)	201,500	6,853,015
Park Electrochemical	646,500	11,171,520
Schulman (A.)	295,813	4,008,266

		30,480,726

Total		128,962,388

Industrial Services – 11.0%
Advertising and Publishing - 1.3%
Meredith Corporation	406,000	6,755,840

Commercial Services - 3.3%
Cintas Corporation	170,700	4,219,704
MPS Group [a]	474,000	2,820,300
Watson Wyatt Worldwide Cl. A	218,500	10,787,345

		17,827,349

Industrial Distribution - 4.2%
Applied Industrial Technologies	409,000	6,899,830
Lawson Products [c]	490,400	5,968,168
Watsco [b]	274,000	9,324,220

		22,192,218

Printing - 1.6%
CSS Industries [c]	488,000	8,296,000

Transportation and Logistics - 0.6%
Arkansas Best	178,800	3,400,776

Total		58,472,183

Natural Resources – 1.9%
Energy Services - 1.9%
Lufkin Industries	98,400	3,727,392
NATCO Group Cl. A [a,b]	139,400	2,638,842
RPC	387,600	2,569,788
Superior Well Services [a,b]	248,400	1,274,292

Total		10,210,314

Technology – 5.7%
Components and Systems - 4.2%
AVX Corporation	483,500	4,390,180
MKS Instruments [a]	261,700	3,839,139
Rimage Corporation [a,b]	289,500	3,864,825
Thomas & Betts [a]	286,000	7,155,720
Zebra Technologies Cl. A [a]	164,100	3,121,182

		22,371,046

Semiconductors and Equipment - 0.4%
Advanced Energy Industries [a]	300,500	2,262,765

Software - 0.3%
Versant Corporation [a,b]	85,046	1,461,941

Telecommunications - 0.8%
Plantronics	364,300	4,397,101

Total		30,492,853

Miscellaneous [e] – 0.6%
Total		3,268,521

TOTAL COMMON STOCKS
(Cost $450,032,096)		405,775,749

REPURCHASE AGREEMENT – 23.6%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $125,174,452 (collateralized by obligations of various U.S. Government Agencies, due 4/17/09-5/29/09, valued at $128,305,505) (Cost $125,174,000)		125,174,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)
(Cost $11,733,702)		11,733,702

TOTAL INVESTMENTS – 102.3%
(Cost $586,939,798)		542,683,451

LIABILITIES LESS CASH AND OTHER ASSETS – (2.3)%		(12,102,203)

NET ASSETS – 100.0%		$530,581,248

SCHEDULE OF INVESTMENTS
ROYCE VALUE FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.5%

Consumer Products – 8.2%
Apparel, Shoes and Accessories - 4.4%
Coach [b]	604,095	$10,088,386
Fossil [a]	764,904	12,008,993
Polo Ralph Lauren	314,700	13,296,075

		35,393,454

Food/Beverage/Tobacco - 0.8%
Sanderson Farms	172,251	6,468,025

Health, Beauty and Nutrition - 2.0%
NBTY [a,b]	948,750	13,358,400
Nu Skin Enterprises Cl. A	253,600	2,660,264

		16,018,664

Sports and Recreation - 1.0%
Thor Industries	497,100	7,764,702

Total		65,644,845

Consumer Services – 8.2%
Leisure and Entertainment - 1.2%
International Speedway Cl. A	416,100	9,179,166

Retail Stores - 7.0%
Abercrombie & Fitch Cl. A	483,200	11,500,160
American Eagle Outfitters	1,509,900	18,481,176
Buckle (The)	468,033	14,944,294
Dress Barn (The) [a,b]	920,700	11,315,403

		56,241,033

Total		65,420,199

Financial Intermediaries – 10.8%
Insurance - 8.0%
Aspen Insurance Holdings	729,900	16,393,554
Max Capital Group	778,797	13,426,460
PartnerRe	352,350	21,870,365
Validus Holdings	507,900	12,027,072

		63,717,451

Securities Brokers - 2.8%
Knight Capital Group Cl. A [a]	1,503,700	22,164,538

Total		85,881,989

Financial Services – 2.5%
Investment Management - 2.5%
Federated Investors Cl. B	904,506	20,134,304

Total		20,134,304

Health – 1.7%
Drugs and Biotech - 1.7%
Endo Pharmaceuticals Holdings [a]	779,100	13,774,488

Total		13,774,488

Industrial Products – 15.8%
Building Systems and Components - 1.1%
Simpson Manufacturing	492,200	8,869,444

Machinery - 3.1%
Lincoln Electric Holdings	491,500	15,575,635
Rofin-Sinar Technologies [a]	441,944	7,124,137
Woodward Governor	207,504	2,319,895

		25,019,667

Metal Fabrication and Distribution - 6.1%
Carpenter Technology	276,567	3,905,126
Reliance Steel & Aluminum	542,300	14,278,759
Schnitzer Steel Industries Cl. A	473,600	14,866,304
Sims Metal Management ADR	1,322,238	15,761,077

		48,811,266

Paper and Packaging - 1.2%
AptarGroup	298,688	9,301,145

Pumps, Valves and Bearings - 4.3%
Gardner Denver [a]	955,700	20,776,918
IDEX Corporation	390,900	8,548,983
Pfeiffer Vacuum Technology	80,600	4,767,853

		34,093,754

Total		126,095,276

Industrial Services – 11.4%
Commercial Services - 6.8%
Heidrick & Struggles International	658,966	11,690,057
Korn/Ferry International [a]	1,316,100	11,923,866
ManTech International Cl. A [a]	55,088	2,308,187
Resources Connection [a]	700,474	10,563,148
Robert Half International	550,400	9,813,632
TrueBlue [a]	947,537	7,817,180

		54,116,070

Food, Tobacco and Agriculture - 3.3%
CF Industries Holdings	164,300	11,686,659
Hormel Foods	463,044	14,683,125

		26,369,784

Industrial Distribution - 1.3%
Applied Industrial Technologies	322,100	5,433,827
MSC Industrial Direct Cl. A	149,800	4,654,286

		10,088,113

Total		90,573,967

Natural Resources – 23.2%
Energy Services - 11.1%
Ensign Energy Services	1,182,700	10,243,563
Helmerich & Payne	405,400	9,230,958
Major Drilling Group International	1,055,100	10,109,143
Oil States International [a]	1,157,309	15,531,087
Patterson-UTI Energy	778,600	6,976,256
Rowan Companies [a]	674,300	8,071,371
Tesco Corporation [a]	578,700	4,525,434
Trican Well Service	1,136,800	5,806,624
Unit Corporation [a]	845,475	17,687,337

		88,181,773

Oil and Gas - 1.2%
Cimarex Energy	524,700	9,643,986

Precious Metals and Mining - 10.9%
Agnico-Eagle Mines	277,600	15,800,992
Fresnillo	1,234,000	8,090,366
Gammon Gold [a]	697,900	4,515,413
Ivanhoe Mines [a,b]	1,536,600	9,450,090
Pan American Silver [a]	900,430	15,685,491
Randgold Resources ADR	296,300	16,103,905
Red Back Mining [a]	651,200	4,209,454
Silver Standard Resources [a,b]	819,701	13,213,580

		87,069,291

Total		184,895,050

Technology – 14.2%
Aerospace and Defense - 1.0%
Ceradyne [a]	430,000	7,795,900

Components and Systems - 1.4%
MKS Instruments [a]	777,200	11,401,524

IT Services - 1.4%
Total System Services	842,500	11,634,925

Semiconductors and Equipment - 6.4%
Advanced Energy Industries [a]	974,465	7,337,721
Cabot Microelectronics [a]	232,200	5,579,766
Lam Research [a]	468,200	10,660,914
Novellus Systems [a]	598,531	9,953,571
Varian Semiconductor Equipment Associates [a]	524,000	11,349,840
Verigy [a]	724,931	5,980,681

		50,862,493

Telecommunications - 4.0%
Comtech Telecommunications [a]	648,500	16,063,345
NETGEAR [a]	1,307,800	15,758,990

		31,822,335

Total		113,517,177

Miscellaneous [e] – 1.5%
Total		12,066,872

TOTAL COMMON STOCKS
(Cost $1,184,830,999)		778,004,167

REPURCHASE AGREEMENT – 2.4%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $19,110,069 (collateralized by obligations of various U.S. Government Agencies, 3.375% due 4/15/09, valued at $19,588,219) (Cost $19,110,000)		19,110,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)
(Cost $2,813,224)		2,813,224

TOTAL INVESTMENTS – 100.3%
(Cost $1,206,754,223)		799,927,391

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(2,197,908)

NET ASSETS – 100.0%		$797,729,483

SCHEDULE OF INVESTMENTS
ROYCE VALUE PLUS FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.3%

Consumer Products – 4.3%
Apparel, Shoes and Accessories - 1.0%
Gildan Activewear [a,b]	2,268,800	$18,377,280

Food/Beverage/Tobacco - 2.1%
Heckmann Corporation [a,b]	2,550,000	12,291,000
Heckmann Corporation (Warrants) [a]	2,000,000	1,520,000
Sanderson Farms	665,549	24,991,365

		38,802,365

Health, Beauty and Nutrition - 1.2%
Inter Parfums	1,255,304	7,318,422
NutriSystem	1,108,874	15,823,632

		23,142,054

Total		80,321,699

Consumer Services – 6.7%
Leisure and Entertainment - 1.6%
DreamWorks Animation SKG Cl. A [a]	1,418,200	30,689,848

Online Commerce - 0.9%
Liquidity Services [a,b,c]	1,413,400	9,879,666
LoopNet [a,b]	1,182,000	7,186,560

		17,066,226

Restaurants and Lodgings - 0.9%
Chipotle Mexican Grill Cl. A [a,b]	243,000	16,130,340
Cosi [a,c]	3,997,600	1,359,184

		17,489,524

Retail Stores - 3.3%
A.C. Moore Arts & Crafts [a,c]	1,883,100	3,559,059
Casual Male Retail Group [a,c]	4,081,600	1,999,984
Christopher & Banks [c]	2,153,900	8,809,451
Monro Muffler Brake	563,472	15,399,690
O’Reilly Automotive [a,b]	377,000	13,198,770
Tiffany & Co.	273,000	5,885,880
Tractor Supply [a,b]	346,500	12,494,790

		61,347,624

Total		126,593,222

Financial Intermediaries – 9.8%
Banking - 2.8%
Bancorp (The) [a,c]	842,170	3,553,957
Bankrate [a,b]	382,700	9,548,365
Enterprise Financial Services	524,800	5,122,048
Marshall & Ilsley	1,450,000	8,163,500
Northern Trust	307,000	18,364,740
Synovus Financial	2,300,000	7,475,000
Umpqua Holdings	105,300	954,018

		53,181,628

Insurance - 1.0%
Berkley (W.R.)	507,100	11,435,105
White Mountains Insurance Group	46,000	7,907,860

		19,342,965

Securities Brokers - 4.2%
KBW [a,b]	503,900	10,254,365
Knight Capital Group Cl. A [a,b]	2,426,700	35,769,558
Raymond James Financial	900,000	17,730,000
TradeStation Group [a,c]	2,190,000	14,454,000

		78,207,923

Securities Exchanges - 1.8%
MarketAxess Holdings [a]	730,000	5,577,200
TMX Group	1,021,700	28,970,317

		34,547,517

Total		185,280,033

Financial Services – 3.6%
Information and Processing - 2.0%
Morningstar [a]	822,000	28,071,300
SEI Investments	786,400	9,601,944

		37,673,244

Insurance Brokers - 1.5%
Brown & Brown	1,435,100	27,137,741

Investment Management - 0.1%
U.S. Global Investors Cl. A	500,000	2,435,000

Total		67,245,985

Health – 7.0%
Drugs and Biotech - 4.3%
Affymetrix [a,b]	2,708,000	8,855,160
Cypress Bioscience [a,c]	2,259,200	16,062,912
Dyax Corporation [a,c]	3,488,554	8,756,270
Exelixis [a,b]	1,118,100	5,143,260
Forest Laboratories [a]	659,000	14,471,640
Rigel Pharmaceuticals [a,b]	644,249	3,955,689
Theratechnologies [a]	2,469,600	3,780,400
Watson Pharmaceuticals [a]	658,000	20,470,380

		81,495,711

Health Services - 0.4%
eResearch Technology [a]	1,370,150	7,206,989

Medical Products and Devices - 2.3%
Anika Therapeutics [a,c]	1,042,395	4,763,745
Caliper Life Sciences [a,b]	2,191,700	2,169,783
Cerus Corporation [a,b,c]	2,884,500	1,961,460
HealthTronics [a,c]	3,358,000	4,566,880
Patterson Companies [a,b]	778,300	14,678,738
Shamir Optical Industry [a,c]	1,257,200	3,784,172
Vital Images [a,c]	978,566	11,028,439

		42,953,217

Total		131,655,917

Industrial Products – 9.9%
Automotive - 1.5%
Copart [a]	969,900	28,767,234

Industrial Components - 2.5%
CLARCOR	607,300	15,297,887
FARO Technologies [a,b,c]	1,284,700	17,266,368
Littelfuse [a,c]	1,341,000	14,737,590

		47,301,845

Machinery - 1.3%
Rofin-Sinar Technologies [a]	953,740	15,374,289
Tennant Company [c]	1,052,000	9,857,240

		25,231,529

Metal Fabrication and Distribution - 2.7%
Kennametal	1,208,300	19,586,543
Schnitzer Steel Industries Cl. A	300,930	9,446,192
Sims Metal Management	504,387	5,980,405
Sims Metal Management ADR	1,265,125	15,080,290

		50,093,430

Miscellaneous Manufacturing - 0.1%
Raven Industries	100,000	2,078,000

Pumps, Valves and Bearings - 1.0%
IDEX Corporation	866,400	18,948,168

Specialty Chemicals and Materials - 0.8%
Symyx Technologies [a,c]	3,267,577	14,540,718

Total		186,960,924

Industrial Services – 11.6%
Commercial Services - 4.7%
Cintas Corporation	1,013,700	25,058,664
Monster Worldwide [a]	802,000	6,536,300
MPS Group [a]	1,572,900	9,358,755
Resources Connection [a]	178,900	2,697,812
Ritchie Bros. Auctioneers	1,225,600	22,783,904
Robert Half International	255,800	4,560,914
TrueBlue [a]	1,195,200	9,860,400
UniFirst Corporation	284,400	7,917,696

		88,774,445

Food, Tobacco and Agriculture - 0.9%
Corn Products International	792,200	16,794,640

Industrial Distribution - 3.5%
Grainger (W.W.)	394,600	27,693,028
Houston Wire & Cable [c]	956,300	7,411,325
MSC Industrial Direct Cl. A	571,300	17,750,291
Watsco	386,100	13,138,983

		65,993,627

Transportation and Logistics - 2.5%
Celadon Group [a,b,c]	1,998,700	11,092,785
Heartland Express	855,000	12,662,550
Knight Transportation	250,000	3,790,000
Universal Truckload Services	646,922	9,276,861
Werner Enterprises	607,900	9,191,448

		46,013,644

Total		217,576,356

Natural Resources – 13.0%
Energy Services - 4.2%
Calfrac Well Services	860,200	4,618,936
CARBO Ceramics	225,400	6,410,376
Ensign Energy Services	1,731,700	14,998,544
Pason Systems	1,491,000	11,258,185
Patterson-UTI Energy	797,000	7,141,120
Rowan Companies [a]	264,200	3,162,474
Tesco Corporation [a]	757,700	5,925,214
Trican Well Service	1,553,800	7,936,605
Unit Corporation [a]	815,400	17,058,168

		78,509,622

Oil and Gas - 0.9%
Bill Barrett [a,b]	768,200	17,084,768

Precious Metals and Mining - 7.9%
Agnico-Eagle Mines	326,100	18,561,612
Alamos Gold [a]	2,931,600	21,089,477
Fronteer Development Group [a]	2,556,000	6,185,520
Gabriel Resources [a]	5,952,300	11,330,520
Gammon Gold [a]	3,616,200	23,396,814
Hecla Mining [a]	4,199,900	8,399,800
Ivanhoe Mines [a]	3,490,900	21,469,035
NovaGold Resources [a,b]	3,942,100	10,880,196
Silver Standard Resources [a,b]	1,239,500	19,980,740
Silvercorp Metals	3,739,600	8,488,892

		149,782,606

Total		245,376,996

Technology – 26.5%
Aerospace and Defense - 0.5%
FLIR Systems [a]	417,000	8,540,160

Components and Systems - 4.2%
Brocade Communications Systems [a]	3,895,100	13,438,095
Checkpoint Systems [a]	1,116,800	10,017,696
Daktronics	750,000	4,912,500
Dionex Corporation [a]	350,300	16,551,675
Mercury Computer Systems [a,c]	2,138,749	11,827,282
MKS Instruments [a]	612,900	8,991,243
Trimble Navigation [a]	856,000	13,079,680

		78,818,171

Internet Software and Services - 3.0%
Akamai Technologies [a,b]	1,508,000	29,255,200
IAC/InterActiveCorp [a]	691,800	10,536,114
RADVision [a,c]	1,741,600	8,690,584
RealNetworks [a]	3,542,200	8,253,326

		56,735,224

IT Services - 2.5%
Perot Systems Cl. A [a]	1,347,200	17,351,936
SRA International Cl. A [a]	2,079,300	30,565,710

		47,917,646

Semiconductors and Equipment - 8.6%
Electro Scientific Industries [a]	981,100	5,808,112
Exar Corporation [a,c]	2,271,464	14,173,935
Fairchild Semiconductor International [a]	2,482,800	9,260,844
GSI Group [a]	1,802,000	1,711,900
IPG Photonics [a,b]	2,150,899	18,110,570
NVIDIA Corporation [a,b]	2,340,000	23,072,400
Skyworks Solutions [a]	3,020,700	24,346,842
Supertex [a,c]	890,153	20,562,534
Tessera Technologies [a]	1,533,798	20,506,879
Varian [a]	809,675	19,221,685
Verigy [a]	528,800	4,362,600

		161,138,301

Software - 3.7%
Avid Technology [a,b,c]	1,866,700	17,061,638
DivX [a,c]	1,786,300	8,985,089
Epicor Software [a]	1,007,200	3,837,432
Intermap Technologies [a]	2,308,700	3,387,607
MSC.Software [a]	2,258,000	12,735,120
National Instruments	717,400	13,379,510
Sonic Solutions [a,b,c]	1,488,600	1,786,320
Ulticom [a]	1,881,400	9,407,000

		70,579,716

Telecommunications - 4.0%
ADTRAN	1,115,300	18,079,013
ArrisGroup [a]	3,388,900	24,976,193
Comverse Technology [a]	2,198,400	12,530,880
Digi International [a,b,c]	1,413,800	10,843,846
Extreme Networks [a,b]	3,600,000	5,472,000
ORBCOMM [a,b,c]	2,172,101	3,192,989

		75,094,921

Total		498,824,139

Miscellaneous [e] – 2.9%
Total		54,539,935

TOTAL COMMON STOCKS
(Cost $2,986,822,077)		1,794,375,206

REPURCHASE AGREEMENT – 4.5%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $84,888,307 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $87,013,888) (Cost $84,888,000)		84,888,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.371%)
(Cost $57,966,479)		57,966,479

TOTAL INVESTMENTS – 102.9%
(Cost $3,129,676,556)		1,937,229,685

LIABILITIES LESS CASH AND OTHER ASSETS – (2.9)%		(54,949,348)

NET ASSETS – 100.0%		$1,882,280,337

SCHEDULE OF INVESTMENTS
ROYCE TECHNOLOGY VALUE FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.0%

Advertising and Publishing - 1.4%
DG FastChannel [a]	5,000	$93,850

Total		93,850

Aerospace and Defense - 1.0%
Ceradyne [a]	4,000	72,520

Total		72,520

Components and Systems - 10.4%
Amdocs [a]	6,000	111,120
Brocade Communications Systems [a]	40,100	138,345
Compellent Technologies [a]	7,500	81,450
Data Domain [a]	7,500	94,275
Mercury Computer Systems [a]	10,000	55,300
MKS Instruments [a]	9,000	132,030
Super Micro Computer [a]	20,000	98,400

Total		710,920

Health Services - 1.0%
eResearch Technology [a]	12,500	65,750

Total		65,750

Home Furnishing and Appliances - 1.3%
Universal Electronics [a]	5,000	90,500

Total		90,500

Internet Software and Services - 5.9%
Akamai Technologies [a]	5,000	97,000
Ariba [a]	7,500	65,475
ePresence [a,d]	350,000	0
j2 Global Communications [a]	7,500	164,175
SupportSoft [a]	40,000	76,800

Total		403,450

IT Services - 5.0%
Jack Henry & Associates	10,000	163,200
SRA International Cl. A [a]	5,000	73,500
Total System Services	7,500	103,575

Total		340,275

Leisure and Entertainment - 1.6%
DreamWorks Animation SKG Cl. A [a]	5,000	108,200

Total		108,200

Securities Brokers - 1.7%
Knight Capital Group Cl. A [a]	8,000	117,920

Total		117,920

Semiconductors and Equipment - 31.4%
Advanced Energy Industries [a]	10,000	75,300
Applied Micro Circuits [a]	25,000	121,500
Atheros Communications [a]	4,000	58,640
Brooks Automation [a]	40,000	184,400
Cabot Microelectronics [a]	5,000	120,150
Entegris [a]	20,000	17,200
Entropic Communications [a]	130,000	96,200
Fairchild Semiconductor International [a]	10,000	37,300
Formfactor [a]	5,000	90,100
Lam Research [a]	8,000	182,160
Microsemi [a]	15,000	174,000
Microtune [a]	25,000	45,500
O2Micro International ADR [a]	35,000	119,700
Sigma Designs [a]	4,000	49,760
Skyworks Solutions [a]	5,000	40,300
STEC [a]	20,000	147,400
Techwell [a]	15,000	94,650
Tessera Technologies [a]	10,000	133,700
Trident Microsystems [a]	60,100	87,746
Varian Semiconductor Equipment Associates [a]	6,000	129,960
Verigy [a]	9,000	74,250
Wolfson Microelectronics [a]	50,000	75,541

Total		2,155,457

Software - 11.1%
Avid Technology [a]	4,000	36,560
Avocent Corporation [a]	4,000	48,560
Citrix Systems [a]	3,000	67,920
Commvault Systems [a]	7,500	82,275
DivX [a]	7,500	37,725
Macrovision Solutions [a]	5,000	88,950
MSC.Software [a]	10,000	56,400
OpenTV Cl. A [a]	50,000	75,500
Phase Forward [a]	5,000	63,950
Phoenix Technologies [a]	5,000	8,100
SeaChange International [a]	5,000	28,600
Synopsys [a]	8,000	165,840

Total		760,380

Telecommunications - 13.9%
Acme Packet [a]	12,500	75,875
ADTRAN	2,500	40,525
Arris Group [a]	10,000	73,700
Comtech Telecommunications [a]	3,000	74,310
Digi International [a]	5,000	38,350
F5 Networks [a]	4,000	83,800
Harmonic [a]	25,000	162,500
NETGEAR [a]	10,000	120,500
NeuStar Cl. A [a]	7,000	117,250
Oplink Communications [a]	10,000	77,000
Tekelec [a]	7,000	92,610

Total		956,420

Miscellaneous [e] – 2.3%
Total		159,020

TOTAL COMMON STOCKS
(Cost $8,346,939)		6,034,662

REPURCHASE AGREEMENT – 12.4%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $851,003 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $874,738) (Cost $851,000)		851,000

TOTAL INVESTMENTS – 100.4%
(Cost $9,197,939)		6,885,662

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(25,480)

NET ASSETS – 100.0%		$6,860,182

SCHEDULE OF INVESTMENTS
ROYCE 100 FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 86.4%

Consumer Products – 5.4%
Apparel, Shoes and Accessories - 1.3%
Columbia Sportswear	14,300	$427,856
Polo Ralph Lauren	9,100	384,475

		812,331

Consumer Electronics - 1.0%
Dolby Laboratories Cl. A [a]	19,100	651,501

Food/Beverage/Tobacco - 1.2%
Sanderson Farms	21,300	799,815

Home Furnishing and Appliances - 1.1%
Mohawk Industries [a]	22,800	681,036

Sports and Recreation - 0.8%
Thor Industries	30,900	482,658

Total		3,427,341

Consumer Services – 2.6%
Retail Stores - 2.6%
Charming Shoppes [a]	170,400	238,560
Dress Barn (The) [a]	49,500	608,355
Tiffany & Co.	38,400	827,904

Total		1,674,819

Financial Intermediaries – 9.4%
Insurance - 2.5%
Berkley (W.R.)	42,000	947,100
Markel Corporation [a]	2,300	652,924

		1,600,024

Securities Brokers - 5.9%
Evercore Partners Cl. A	50,500	780,225
Interactive Brokers Group Cl. A [a]	60,000	967,800
Jefferies Group	34,700	478,860
Lazard Cl. A	38,200	1,123,080
Thomas Weisel Partners Group [a]	111,500	399,170

		3,749,135

Other Financial Intermediaries - 1.0%
NASDAQ OMX Group [a]	33,500	655,930

Total		6,005,089

Financial Services – 14.1%
Information and Processing - 4.4%
Interactive Data	23,800	591,668
Morningstar [a]	27,300	932,295
MSCI Cl. A [a]	43,100	728,821
SEI Investments	48,000	586,080

		2,838,864

Insurance Brokers - 1.1%
Brown & Brown	36,400	688,324

Investment Management - 8.6%
Affiliated Managers Group [a]	11,397	475,369
AllianceBernstein Holding L.P.	50,100	737,472
Cohen & Steers	32,000	357,120
Federated Investors Cl. B	59,100	1,315,566
GAMCO Investors Cl. A	13,300	434,245
Janus Capital Group	71,000	472,150
Teton Advisors [a,d]	198	449
Waddell & Reed Financial Cl. A	55,900	1,010,113
Westwood Holdings Group	17,200	672,348

		5,474,832

Total		9,002,020

Health – 2.7%
Drugs and Biotech - 0.5%
ICON ADR [a]	20,000	323,000

Health Services - 0.8%
Advisory Board (The) [a]	30,900	512,322

Medical Products and Devices - 1.4%
IDEXX Laboratories [a]	26,401	912,947

Total		1,748,269

Industrial Products – 15.5%
Automotive - 2.6%
Copart [a]	43,400	1,287,244
Gentex Corporation	38,200	380,472

		1,667,716

Building Systems and Components - 2.5%
Armstrong World Industries [a]	39,100	430,491
Drew Industries [a]	52,400	454,832
Simpson Manufacturing	40,000	720,800

		1,606,123

Industrial Components - 2.9%
CLARCOR	14,200	357,698
FARO Technologies [a]	22,500	302,400
GrafTech International [a]	100,500	619,080
PerkinElmer	45,100	575,927

		1,855,105

Machinery - 2.4%
Franklin Electric	20,200	447,026
Rofin-Sinar Technologies [a]	40,400	651,248
Wabtec Corporation	16,900	445,822

		1,544,096

Metal Fabrication and Distribution - 3.4%
Allegheny Technologies	19,200	421,056
Kennametal	32,500	526,825
Reliance Steel & Aluminum	20,000	526,600
Sims Metal Management ADR	56,400	672,288

		2,146,769

Pumps, Valves and Bearings - 1.7%
Gardner Denver [a]	28,300	615,242
IDEX Corporation	21,500	470,205

		1,085,447

Total		9,905,256

Industrial Services – 15.1%
Commercial Services - 8.7%
Administaff	21,700	458,521
Brink’s Company (The)	21,400	566,244
Cintas Corporation	15,800	390,576
Convergys Corporation [a]	48,500	391,880
Corinthian Colleges [a]	19,100	371,495
Corporate Executive Board	28,400	411,800
CRA International [a]	27,813	525,109
Hewitt Associates Cl. A [a]	14,900	443,424
Manpower	23,100	728,343
MPS Group [a]	77,000	458,150
Universal Technical Institute [a]	20,100	241,200
Watson Wyatt Worldwide Cl. A	12,400	612,188

		5,598,930

Engineering and Construction - 1.9%
KBR	52,600	726,406
NVR [a]	1,200	513,300

		1,239,706

Food, Tobacco and Agriculture - 0.7%
Intrepid Potash [a]	23,000	424,350

Transportation and Logistics - 3.8%
Arkansas Best	20,900	397,518
Expeditors International of Washington	27,300	772,317
Landstar System	19,300	645,971
UTI Worldwide	49,900	596,305

		2,412,111

Total		9,675,097

Natural Resources – 7.9%
Energy Services - 6.3%
Ensign Energy Services	65,000	562,976
Major Drilling Group International	53,000	507,805
Oil States International [a]	43,900	589,138
Pason Systems	76,000	573,858
SEACOR Holdings [a]	9,500	553,945
Trican Well Service	100,200	511,808
Unit Corporation [a]	33,800	707,096

		4,006,626

Oil and Gas - 0.6%
Cimarex Energy	20,000	367,600

Precious Metals and Mining - 1.0%
Randgold Resources ADR	12,500	679,375

Total		5,053,601

Technology – 10.2%
Aerospace and Defense - 1.0%
HEICO Corporation Cl. A	30,600	631,278

Components and Systems - 2.9%
Diebold	20,600	439,810
Dionex Corporation [a]	12,000	567,000
Energy Conversion Devices [a]	39,800	528,146
Plexus Corporation [a]	23,900	330,298

		1,865,254

IT Services - 1.4%
Sapient Corporation [a]	116,900	522,543
Syntel	19,400	399,252

		921,795

Semiconductors and Equipment - 1.5%
Coherent [a]	19,400	334,650
Lam Research [a]	12,200	277,794
Varian [a]	13,700	325,238

		937,682

Software - 2.2%
Blackbaud	34,100	395,901
Fair Isaac	29,700	417,879
National Instruments	30,900	576,285

		1,390,065

Telecommunications - 1.2%
ADTRAN	47,300	766,733

Total		6,512,807

Miscellaneous [e] – 3.5%
Total		2,238,559

TOTAL COMMON STOCKS
(Cost $70,668,551)		55,242,858

REPURCHASE AGREEMENT – 9.9%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $6,303,023 (collateralized by obligations of various U.S. Government Agencies, 0.95%-6.875% due 3/30/10-9/15/10, valued at $6,462,169) (Cost $6,303,000)		6,303,000

TOTAL INVESTMENTS – 96.3%
(Cost $76,971,551)		61,545,858

CASH AND OTHER ASSETS LESS LIABILITIES – 3.7%		2,378,691

NET ASSETS – 100.0%		$63,924,549

SCHEDULE OF INVESTMENTS
ROYCE DISCOVERY FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.7%

Consumer Products – 3.4%
Food/Beverage/Tobacco - 1.0%
Schiff Nutrition International Cl. A [a]	4,400	$19,800

Home Furnishing and Appliances - 2.4%
Hooker Furniture	2,100	17,724
National Presto Industries	500	30,505

		48,229

Total		68,029

Consumer Services – 3.3%
Leisure and Entertainment - 1.1%
Monarch Casino & Resort [a]	3,100	15,996
New Frontier Media [a]	3,600	5,940

		21,936

Retail Stores - 2.2%
Jos. A. Bank Clothiers [a]	1,600	44,496

Total		66,432

Financial Intermediaries – 18.5%
Banking - 4.5%
Capitol Bancorp	5,400	22,410
City Bank	7,100	23,430
First Defiance Financial	3,900	23,556
South Financial Group	19,100	21,010

		90,406

Insurance - 14.0%
American Physicians Service Group	1,600	30,672
American Safety Insurance Holdings [a]	2,800	32,228
Amerisafe [a]	800	12,256
Baldwin & Lyons Cl. B	800	15,136
Eastern Insurance Holdings	2,138	16,612
EMC Insurance Group	1,600	33,712
First Mercury Financial [a]	2,500	36,100
Hallmark Financial Services [a]	3,020	20,929
Meadowbrook Insurance Group	9,399	57,334
SeaBright Insurance Holdings [a]	2,800	29,288

		284,267

Total		374,673

Health – 18.4%
Drugs and Biotech - 2.8%
Harvard Bioscience [a]	7,599	22,645
Matrixx Initiatives [a]	1,400	22,960
Theragenics Corporation [a]	9,900	12,078

		57,683

Health Services - 1.5%
Metropolitan Health Networks [a]	17,448	25,649
Psychemedics Corporation	700	3,962

		29,611

Medical Products and Devices - 14.0%
Atrion Corporation	300	26,472
Bovie Medical [a]	2,900	18,995
Cardiac Science [a]	7,800	23,478
Cynosure Cl. A [a]	1,300	7,917
Exactech [a]	1,800	20,682
HealthTronics [a]	4,900	6,664
Kensey Nash [a]	1,367	29,076
Medical Action Industries [a]	3,200	26,528
Merit Medical Systems [a]	2,484	30,330
Neogen Corporation [a]	2,000	43,660
Osteotech [a]	6,300	21,987
Somanetics Corporation [a]	1,700	25,806
Utah Medical Products	113	2,599

		284,194

Personal Care - 0.1%
CCA Industries	577	1,667

Total		373,155

Industrial Products – 14.3%
Automotive - 1.3%
ATC Technology [a]	2,300	25,760
Miller Industries [a]	200	1,300

		27,060

Building Systems and Components - 0.9%
LSI Industries	3,500	18,095

Industrial Components - 3.2%
Bel Fuse Cl. B	1,800	24,192
CTS Corporation	7,100	25,631
Gerber Scientific [a]	6,114	14,612

		64,435

Machinery - 2.4%
Ampco-Pittsburgh	1,700	22,542
Core Molding Technologies [a]	400	560
FreightCar America	700	12,271
Hurco Companies [a]	1,200	12,756

		48,129

Metal Fabrication and Distribution - 4.6%
Foster (L.B.) Company Cl. A [a]	1,300	32,279
North American Galvanizing & Coatings [a]	7,500	22,650
Olympic Steel	1,800	27,306
Universal Stainless & Alloy Products [a]	1,100	10,637

		92,872

Paper and Packaging - 0.6%
Kapstone Paper and Packaging [a]	5,300	13,038

Specialty Chemicals and Materials - 1.3%
Landec Corporation [a]	4,733	26,363

Other Industrial Products - 0.0%
Media Sciences International [a]	700	273

Total		290,265

Industrial Services – 10.0%
Commercial Services - 4.7%
ChinaCast Education [a]	8,300	28,220
CRA International [a]	800	15,104
ICF International [a]	1,400	32,158
Volt Information Sciences [a]	2,900	19,285

		94,767

Industrial Distribution - 2.7%
Houston Wire & Cable	4,000	31,000
Sport Supply Group	4,100	23,452

		54,452

Printing - 2.2%
CSS Industries	1,581	26,877
Ennis	2,100	18,606

		45,483

Transportation and Logistics - 0.4%
Dynamex [a]	600	7,848

Total		202,550

Natural Resources – 4.1%
Energy Services - 1.0%
Bronco Drilling [a]	2,400	12,624
Union Drilling [a]	2,300	8,740

		21,364

Oil and Gas - 2.7%
TransGlobe Energy [a]	8,100	22,518
VAALCO Energy [a]	6,000	31,740

		54,258

Real Estate - 0.4%
China Housing & Land Development [a]	6,200	7,440

Total		83,062

Technology – 18.0%
Aerospace and Defense - 3.4%
Ducommun	1,400	20,356
Dynamics Research [a]	1,700	12,308
Hi-Shear Technology [a]	1,900	11,685
LaBarge [a]	2,900	24,273

		68,622

Components and Systems - 1.3%
Super Micro Computer [a]	5,400	26,568

IT Services - 3.2%
CIBER [a]	8,200	22,386
iGATE Corporation	8,000	25,920
TechTeam Global [a]	3,500	17,080

		65,386

Semiconductors and Equipment - 2.3%
GSI Group [a]	3,600	3,420
GSI Technology [a]	9,600	23,808
Image Sensing Systems [a]	1,537	13,679
Ultra Clean Holdings [a]	4,100	4,387

		45,294

Software - 3.6%
American Software Cl. A	3,700	19,499
Double-Take Software [a]	3,300	22,308
Pervasive Software [a]	1,400	5,460
Versant Corporation [a]	1,500	25,785

		73,052

Telecommunications - 4.2%
Globecomm Systems [a]	4,700	27,213
PC-Tel [a]	1,400	6,020
Soapstone Networks [a]	1,200	4,296
Telestone Technologies [a]	1,100	1,892
USA Mobility	5,022	46,253

		85,674

Total		364,596

Miscellaneous [e] – 3.7%
Total		75,212

TOTAL COMMON STOCKS
(Cost $3,106,211)		1,897,974

REPURCHASE AGREEMENT – 6.3%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $128,000 (collateralized by obligations of various U.S. Government Agencies, due 5/14/09, valued at $134,973) (Cost $128,000)		128,000

TOTAL INVESTMENTS – 100.0%
(Cost $3,234,211)		2,025,974

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%		(750)

NET ASSETS – 100.0%		$2,025,224

SCHEDULE OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.7%

Banking - 7.7%
Bank of N.T. Butterfield & Son	5,193	$28,561
Bank Sarasin & Cie Cl. B	3,000	63,156
Banque Privee Edmond de Rothschild	3	65,894
BOK Financial	2,427	83,853
CNB Financial	3,700	35,668
Fauquier Bankshares	2,400	26,400
HopFed Bancorp	3,600	33,120
Julius Baer Holding	2,300	56,423
Kearny Financial	4,000	41,920
Peapack-Gladstone Financial	2,700	48,681
Vontobel Holding	3,000	55,558
Wilber Corporation (The)	6,100	47,031
Wilmington Trust	6,800	65,892

Total		652,157

Commercial Services - 0.3%
Watson Wyatt Worldwide Cl. A	600	29,622

Total		29,622

Diversified Financial Services - 0.6%
FCStone Group [a]	7,800	17,784
World Acceptance [a]	2,000	34,200

Total		51,984

Information and Processing - 9.0%
Fiserv [a]	1,300	47,398
Interactive Data	5,000	124,300
Morningstar [a]	4,600	157,090
MSCI Cl. A [a]	10,600	179,246
Riskmetrics Group [a]	1,800	25,722
SEI Investments	7,400	90,354
Western Union	11,000	138,270

Total		762,380

Insurance - 11.2%
Alleghany Corporation [a]	408	110,499
Argo Group International Holdings [a]	518	15,607
Aspen Insurance Holdings	1,400	31,444
Berkley (W.R.)	6,100	137,555
CNA Surety [a]	4,900	90,356
E-L Financial	150	42,831
Enstar Group [a]	4,000	225,280
Erie Indemnity Cl. A	4,500	153,810
Hilltop Holdings [a]	5,200	59,280
RLI	600	30,120
Validus Holdings	2,300	54,464

Total		951,246

Insurance Brokers - 2.2%
Brown & Brown	2,600	49,166
Gallagher (Arthur J.) & Co.	5,400	91,800
Willis Group Holdings	2,000	44,000

Total		184,966

Investment Management - 36.6%
Affiliated Managers Group [a]	1,400	58,394
AGF Management Cl. B	10,600	69,277
AllianceBernstein Holding L.P.	16,400	241,408
Ameriprise Financial	9,600	196,704
AP Alternative Assets L.P. [a]	2,300	3,201
Ashmore Group	75,000	163,860
Australian Wealth Management	43,000	27,893
Azimut Holding	10,500	56,133
Cohen & Steers	14,000	156,240
Eaton Vance	4,600	105,110
Endeavour Financial	17,900	21,296
Federated Investors Cl. B	11,200	249,312
GAMCO Investors Cl. A	3,300	107,745
IGM Financial	2,600	62,711
Invesco	12,425	172,211
Investec	8,500	35,544
JAFCO	1,400	25,296
Janus Capital Group	16,700	111,055
MVC Capital	3,800	31,958
Och-Ziff Capital Management Group Cl. A	10,000	60,700
Partners Group Holding	850	51,078
RAB Capital	55,000	10,058
RHJ International [a]	2,900	10,352
Schroders	10,500	119,291
SHUAA Capital	76,000	18,861
SPARX Group [a]	145	11,018
Sprott	38,700	139,661
T. Rowe Price Group	6,000	173,160
Teton Advisors [a,d]	49	111
Trust Company	10,300	30,808
U.S. Global Investors Cl. A	19,700	95,939
Value Partners Group [a]	113,000	31,206
VZ Holding	3,100	95,517
Waddell & Reed Financial Cl. A	14,700	265,629
Westwood Holdings Group	2,200	85,998

Total		3,094,735

Real Estate - 1.5%
Jones Lang LaSalle	5,600	130,256

Total		130,256

Securities Brokers - 15.4%
Bolsas y Mercados Espanoles	4,000	92,369
Egyptian Financial Group-Hermes Holding GDR	3,500	18,375
FBR Capital Markets [a]	7,800	25,662
Global Investment House KSCC GDR [a]	3,000	2,820
Greenhill & Co.	900	66,465
HQ	7,200	67,454
Interactive Brokers Group Cl. A [a]	6,300	101,619
Investcorp Bank GDR	20,300	50,750
Jefferies Group	7,900	109,020
KBW [a]	5,500	111,925
Kim Eng Holdings	100,000	87,476
Lazard Cl. A	4,300	126,420
MF Global [a]	9,000	38,070
Mirae Asset Securities	1,081	56,091
Mizuho Investors Securities [a]	17,000	14,433
Samsung Securities	1,600	67,333
Sanders Morris Harris Group	7,500	29,250
Shinko Securities	10,800	21,243
Stifel Financial [a]	2,250	97,448
Thomas Weisel Partners Group [a]	9,600	34,368
Tokai Tokyo Securities	9,400	17,090
UOB-Kay Hian Holdings	95,000	68,715

Total		1,304,396

Securities Exchanges - 2.5%
ASX	2,400	49,077
Hellenic Exchanges	10,500	75,784
Singapore Exchange	25,000	83,922

Total		208,783

Software - 0.8%
Net 1 UEPS Technologies [a]	4,200	63,882

Total		63,882

Specialty Finance - 0.3%
Credit Acceptance [a]	1,066	22,908

Total		22,908

Miscellaneous [e] – 0.6%
Total		50,625

TOTAL COMMON STOCKS
(Cost $11,642,401)		7,507,940

PREFERRED STOCK – 2.3%
Kennedy-Wilson Conv. [d,f]
(Cost $297,000)	297	194,464

REPURCHASE AGREEMENT – 6.3%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $534,002 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $549,725) (Cost $534,000)		534,000

TOTAL INVESTMENTS – 97.3%
(Cost $12,473,401)		8,236,404

CASH AND OTHER ASSETS LESS LIABILITIES – 2.7%		228,804

NET ASSETS – 100.0%		$8,465,208

SCHEDULE OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 86.4%

Consumer Products – 4.4%
Apparel, Shoes and Accessories - 1.8%
K-Swiss Cl. A [a]	6,600	$56,364
Polo Ralph Lauren	900	38,025
Wolverine World Wide	2,300	35,834

		130,223

Food/Beverage/Tobacco - 0.7%
Sanderson Farms	1,300	48,815

Home Furnishing and Appliances - 1.9%
American Woodmark	3,700	64,972
Ethan Allen Interiors	3,700	41,662
Leggett & Platt	2,800	36,372

		143,006

Total		322,044

Consumer Services – 7.3%
Leisure and Entertainment - 1.1%
International Speedway Cl. A	1,600	35,296
World Wrestling Entertainment Cl. A	4,100	47,314

		82,610

Retail Stores - 6.2%
Abercrombie & Fitch Cl. A	1,600	38,080
American Eagle Outfitters	4,600	56,304
Buckle (The)	850	27,141
Dress Barn (The) [a]	5,500	67,595
Penske Automotive Group [a]	9,200	85,836
Tiffany & Co.	6,000	129,360
Williams-Sonoma	5,100	51,408

		455,724

Total		538,334

Financial Intermediaries – 14.4%
Banking - 1.8%
Banca Generali	4,200	13,059
Bank of N.T. Butterfield & Son	3,960	21,780
Fauquier Bankshares	4,400	48,400
Peapack-Gladstone Financial	2,100	37,863
Wilmington Trust	1,100	10,659

		131,761

Insurance - 8.4%
Aspen Insurance Holdings	3,100	69,626
Berkley (W.R.)	4,900	110,495
Erie Indemnity Cl. A	1,800	61,524
Fidelity National Financial Cl. A	4,600	89,746
Max Capital Group	3,600	62,064
Montpelier Re Holdings	2,400	31,104
PartnerRe	1,400	86,898
Validus Holdings	1,200	28,416
Zenith National Insurance	3,300	79,563

		619,436

Real Estate Investment Trusts - 2.6%
Annaly Capital Management	6,700	92,929
DCT Industrial Trust	8,900	28,213
Gladstone Commercial	3,800	33,744
Lexington Realty Trust	14,400	34,272

		189,158

Securities Brokers - 1.5%
Jefferies Group	3,000	41,400
Lazard Cl. A	2,300	67,620

		109,020

Other Financial Intermediaries - 0.1%
KKR Financial Holdings [a]	11,016	9,804

Total		1,059,179

Financial Services – 22.2%
Information and Processing - 2.7%
Fiserv [a]	1,400	51,044
Interactive Data	2,200	54,692
SEI Investments	8,000	97,680

		203,416

Insurance Brokers - 2.7%
Brown & Brown	4,600	86,986
Gallagher (Arthur J.) & Co.	4,400	74,800
Willis Group Holdings	1,700	37,400

		199,186

Investment Management - 16.8%
A.F.P. Provida ADR [a]	7,331	133,791
AGF Management Cl. B	7,400	48,363
AllianceBernstein Holding L.P.	7,400	108,928
Ameriprise Financial	5,500	112,695
Apollo Investment	7,300	25,404
BlackRock Kelso Capital	5,200	21,788
CI Financial	2,300	25,521
Cohen & Steers	8,600	95,976
Federated Investors Cl. B	8,000	178,080
Invesco	3,000	41,580
Janus Capital Group	9,100	60,515
Och-Ziff Capital Management Group Cl. A	6,700	40,669
Pzena Investment Management Cl. A [a]	7,800	14,898
Sprott	10,500	37,892
U.S. Global Investors Cl. A	12,500	60,875
Waddell & Reed Financial Cl. A	6,400	115,648
Westwood Holdings Group	2,900	113,361

		1,235,984

Total		1,638,586

Industrial Products – 10.3%
Building Systems and Components - 1.0%
Preformed Line Products	1,900	71,516

Industrial Components - 0.3%
Deswell Industries	11,000	19,250

Machinery - 2.6%
Franklin Electric	3,000	66,390
Lincoln Electric Holdings	1,100	34,859
Robbins & Myers	2,000	30,340
Tennant Company	6,000	56,220
Woodward Governor	200	2,236

		190,045

Metal Fabrication and Distribution - 1.7%
Carpenter Technology	2,500	35,300
Kennametal	2,800	45,388
Schnitzer Steel Industries Cl. A	700	21,973
Sims Metal Management ADR	1,750	20,860

		123,521

Miscellaneous Manufacturing - 0.6%
Raven Industries	2,300	47,794

Paper and Packaging - 0.7%
AptarGroup	1,800	56,052

Pumps, Valves and Bearings - 2.4%
Gardner Denver [a]	2,800	60,872
Graco	2,100	35,847
IDEX Corporation	900	19,683
Kaydon Corporation	2,200	60,126

		176,528

Specialty Chemicals and Materials - 1.0%
Cabot Corporation	3,400	35,734
Schulman (A.)	3,000	40,650

		76,384

Total		761,090

Industrial Services – 9.8%
Commercial Services - 4.8%
Administaff	1,500	31,695
Brink’s Company (The)	3,900	103,194
Corporate Executive Board	3,900	56,550
Heidrick & Struggles International	2,500	44,350
Hewitt Associates Cl. A [a]	2,100	62,496
Robert Half International	3,100	55,273

		353,558

Food, Tobacco and Agriculture - 0.6%
Hormel Foods	1,400	44,394

Industrial Distribution - 0.7%
Applied Industrial Technologies	1,000	16,870
Grainger (W.W.)	500	35,090

		51,960

Transportation and Logistics - 3.7%
Landstar System	2,400	80,328
Pacer International [a]	8,000	28,000
Tidewater	2,400	89,112
UTI Worldwide	6,400	76,480

		273,920

Total		723,832

Natural Resources – 8.1%
Energy Services - 3.5%
Ensign Energy Services	4,600	39,841
Exterran Partners L.P.	5,200	61,880
Helmerich & Payne	4,000	91,080
Oil States International [a]	3,200	42,944
Patterson-UTI Energy	2,900	25,984

		261,729

Oil and Gas - 0.9%
Cimarex Energy	1,200	22,056
Hiland Holdings GP L.P.	1,100	2,596
Plains All American Pipeline L.P.	1,100	40,436

		65,088

Precious Metals and Mining - 2.7%
Randgold Resources ADR	3,600	195,660

Real Estate - 1.0%
Jones Lang LaSalle	2,400	55,824
W.P. Carey & Co.	800	17,752

		73,576

Total		596,053

Technology – 7.0%
Components and Systems - 1.9%
Diebold	6,500	138,775

IT Services - 0.6%
Total System Services	3,300	45,573

Semiconductors and Equipment - 1.0%
Cognex Corporation	3,000	40,050
Maxim Integrated Products	2,200	29,062

		69,112

Software - 2.8%
Blackbaud	3,900	45,279
National Instruments	3,600	67,140
Pegasystems	5,100	94,707

		207,126

Telecommunications - 0.7%
ADTRAN	3,300	53,493

Total		514,079

Utilities – 0.9%
ALLETE	600	16,014
UGI Corporation	2,000	47,220

Total		63,234

Miscellaneous [e] – 2.0%
Total		146,029

TOTAL COMMON STOCKS
(Cost $8,875,666)		6,362,460

PREFERRED STOCK – 2.0%
Kennedy-Wilson Conv. [d,f]
(Cost $230,000)	230	150,595

REPURCHASE AGREEMENT – 8.8%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $644,002 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $664,668) (Cost $644,000)		644,000

TOTAL INVESTMENTS – 97.2%
(Cost $9,749,666)		7,157,055

CASH AND OTHER ASSETS LESS LIABILITIES – 2.8%		204,531

NET ASSETS – 100.0%		$7,361,586

SCHEDULE OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.8%

Australia – 1.3%
Centamin Egypt [a]	50,000	$42,830

Total		42,830

Austria – 5.2%
Mayr-Melnhof Karton	1,500	105,715
Semperit AG Holding	3,700	71,770

Total		177,485

Belgium – 4.7%
EVS Broadcast Equipment	500	16,417
GIMV	1,800	77,965
Sipef	2,000	66,008

Total		160,390

Denmark – 1.6%
Bang & Olufsen Cl. B	400	5,097
H Lundbeck	3,000	51,131

Total		56,228

Egypt – 0.8%
Egyptian Financial Group-Hermes Holding GDR	5,000	26,250

Total		26,250

Finland – 3.8%
CapMan Cl. B [a]	20,000	21,265
Nokian Renkaat	2,200	25,885
Vaisala Cl. A	3,000	84,481

Total		131,631

France – 12.6%
Alten [a]	2,500	36,238
Beneteau	5,500	44,814
Boiron	1,000	26,839
Exel Industries Cl. A	680	17,968
Manitou BF [a]	5,500	35,452
Manutan International	1,000	34,461
Societe BIC	1,100	54,002
Societe Internationale de Plantations d’Heveas	2,500	59,791
Vetoquinol	2,200	38,000
Virbac	1,200	84,891

Total		432,456

Germany – 11.0%
AS Creation Tapeten	1,200	23,353
Deutsche Beteiligungs	3,400	42,313
Fielmann	1,000	61,639
Fuchs Petrolub	1,400	56,172
Pfeiffer Vacuum Technology	1,500	88,732
Rational	800	63,804
Takkt	5,000	43,199

Total		379,212

Hong Kong – 0.6%
Asian Citrus Holdings	10,470	22,044

Total		22,044

Italy – 4.3%
Bulgari	3,000	13,197
Landi Renzo	19,000	56,600
Natuzzi ADR [a]	15,000	17,250
SAES Getters	3,600	32,077
Tod’s	700	29,831

Total		148,955

Jersey – 3.1%
Randgold Resources	2,000	107,403

Total		107,403

Mexico – 1.2%
Fresnillo	6,000	39,337

Total		39,337

Netherlands – 4.6%
Fugro	2,000	63,509
Hunter Douglas	1,900	44,431
Nutreco Holding	910	32,650
Smartrac [a]	1,500	18,756

Total		159,346

Norway – 3.3%
Ekornes	4,000	38,791
Fred Olsen Energy	1,400	38,721
Tandberg	2,500	36,844

Total		114,356

Peru – 1.3%
Hochschild Mining	15,000	45,781

Total		45,781

South Africa – 7.6%
Brait	35,000	38,759
City Lodge Hotels	4,000	27,252
Lewis Group	7,500	33,853
Net 1 UEPS Technologies [a]	1,800	27,378
Northam Platinum	35,000	95,460
Pretoria Portland Cement	11,119	36,942

Total		259,644

Sweden – 1.9%
Lundin Petroleum [a]	12,000	64,652

Total		64,652

Switzerland – 7.6%
Bank Sarasin & Cie Cl. B	2,400	50,525
Banque Privee Edmond de Rothschild	4	87,858
Burckhardt Compression Holding	600	55,858
Partners Group Holding	300	18,027
VZ Holding	1,600	49,299

Total		261,567

United Arab Emirates – 1.6%
Lamprell	50,000	46,933
SHUAA Capital	30,000	7,445

Total		54,378

United Kingdom – 18.7%
Anglo-Eastern Plantations	5,500	22,149
Ashmore Group	34,000	74,283
Begbies Traynor	20,000	33,861
Burberry Group	10,000	40,084
Charter International	7,700	50,420
Diploma	30,000	39,698
Domino Printing Sciences	6,500	17,535
JKX Oil & Gas	20,000	63,239
Michael Page International	17,500	45,994
Rotork	2,000	24,445
Schroders	6,500	73,847
Spirax-Sarco Engineering	6,800	81,728
Ultra Electronics Holdings	2,500	39,093
Victrex	5,000	36,312

Total		642,688

TOTAL COMMON STOCKS
(Cost $6,236,138)		3,326,633

TOTAL INVESTMENTS – 96.8%
(Cost $6,236,138)		3,326,633

CASH AND OTHER ASSETS LESS LIABILITIES – 3.2%		108,915

NET ASSETS – 100.0%		$3,435,548

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.6%

Australia – 2.9%
Sims Metal Management ADR	63,000	$750,960

Total		750,960

Austria – 6.0%
Mayr-Melnhof Karton	14,000	986,675
Semperit AG Holding	30,000	581,916

Total		1,568,591

Belgium – 4.5%
GIMV	14,500	628,050
Sipef	17,000	561,066

Total		1,189,116

Canada – 24.0%
Agnico-Eagle Mines	13,500	768,420
Ensign Energy Services	69,000	597,621
Gammon Gold [a]	49,900	322,853
Ivanhoe Mines [a]	95,000	584,250
Major Drilling Group International	34,500	330,552
Pan American Silver [a]	35,500	618,410
Pason Systems	28,000	211,421
Silver Standard Resources [a]	26,700	430,404
Sprott	227,600	821,368
Tesco Corporation [a]	56,820	444,332
TMX Group	25,000	708,875
Trican Well Service	84,500	431,615

Total		6,270,121

Cayman Islands – 2.2%
Endeavour Financial	480,100	571,185

Total		571,185

Denmark – 1.5%
H Lundbeck	22,500	383,482

Total		383,482

Finland – 1.8%
Nokian Renkaat	10,800	127,071
Vaisala Cl. A	12,000	337,926

Total		464,997

France – 4.9%
Alten [a]	18,500	268,163
Beneteau	42,500	346,290
Boiron	8,000	214,709
Manitou BF [a]	14,000	90,240
Societe Internationale de Plantations d’Heveas	15,000	358,747

Total		1,278,149

Germany – 8.8%
Carl Zeiss Meditec	32,000	439,162
Deutsche Beteiligungs	40,200	500,286
Pfeiffer Vacuum Technology	12,000	709,854
Rational	8,000	638,038

Total		2,287,340

Italy – 1.1%
Landi Renzo	96,000	285,980

Total		285,980

Mexico – 3.4%
Fresnillo	77,800	510,073
Industrias Bachoco ADR	35,000	393,400

Total		903,473

South Africa – 3.8%
Brait	150,000	166,110
Lewis Group	60,000	270,824
Northam Platinum	201,000	548,213

Total		985,147

Switzerland – 1.6%
Burckhardt Compression Holding	4,500	418,934

Total		418,934

United Arab Emirates – 0.8%
Lamprell	220,000	206,503

Total		206,503

United Kingdom – 2.5%
Burberry Group	80,000	320,673
Victrex	45,000	326,808

Total		647,481

United States – 26.8%
Ceradyne [a]	15,800	286,454
CF Industries Holdings	7,000	497,910
Fossil [a]	32,500	510,250
Gardner Denver [a]	30,082	653,983
GrafTech International [a]	60,100	370,216
Intrepid Potash [a]	21,800	402,210
Kennametal	25,000	405,250
Knight Capital Group Cl. A [a]	52,000	766,480
Lincoln Electric Holdings	13,100	415,139
MKS Instruments [a]	15,900	233,253
Sanderson Farms	10,000	375,500
Schnitzer Steel Industries Cl. A	17,000	533,630
Sigma Designs [a]	26,200	325,928
Syntel	16,700	343,686
Terra Industries	4,700	132,023
Unit Corporation [a]	35,000	732,200

Total		6,984,112

TOTAL COMMON STOCKS
(Cost $42,339,617)		25,195,571

PREFERRED STOCK – 1.5%
Brazil – 1.5%
Duratex
(Cost $1,149,385)	62,000	400,905

REPURCHASE AGREEMENT – 1.6%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $423,002 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $434,783) (Cost $423,000)		423,000

TOTAL INVESTMENTS – 99.7%
(Cost $43,912,002)		26,019,476

CASH AND OTHER ASSETS LESS LIABILITIES – 0.3%		68,310

NET ASSETS – 100.0%		$26,087,786

SCHEDULE OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 107.7%

Consumer Products – 3.2%
Apparel, Shoes and Accessories - 1.7%
Polo Ralph Lauren	2,700	$114,075

Consumer Electronics - 1.5%
Dolby Laboratories Cl. A [a]	3,000	102,330

Total		216,405

Diversified Investment Companies – 2.2%
Exchange Traded Funds - 2.2%
iShares MSCI Australia Index Fund	5,800	77,662
UltraShort 20+ Year Treasury ProShares [a]	1,600	69,824

Total		147,486

Financial Intermediaries – 12.0%
Insurance - 8.3%
Alleghany Corporation [a]	290	78,454
Berkley (W.R.)	4,200	94,710
Enstar Group [a]	1,500	84,480
Erie Indemnity Cl. A	3,100	105,958
Marsh & McLennan Companies	6,700	135,675
PartnerRe	1,000	62,070

		561,347

Securities Brokers - 2.5%
Interactive Brokers Group Cl. A [a]	5,900	95,167
Lazard Cl. A	2,500	73,500

		168,667

Other Financial Intermediaries - 1.2%
NASDAQ OMX Group [a]	4,000	78,320

Total		808,334

Financial Services – 23.3%
Information and Processing - 6.3%
Dun & Bradstreet	2,040	157,080
Morningstar [a]	3,000	102,450
MSCI Cl. A [a]	5,700	96,387
Western Union	5,300	66,621

		422,538

Insurance Brokers - 1.6%
Brown & Brown	1,300	24,583
Willis Group Holdings	3,900	85,800

		110,383

Investment Management - 14.2%
AllianceBernstein Holding L.P.	6,610	97,299
Eaton Vance	6,900	157,665
Federated Investors Cl. B	6,300	140,238
GAMCO Investors Cl. A	2,800	91,420
Invesco	7,300	101,178
T. Rowe Price Group	5,900	170,274
Teton Advisors [a,d]	41	93
Waddell & Reed Financial Cl. A	11,200	202,384

		960,551

Specialty Finance - 1.2%
GATX Corporation	4,000	80,920

Total		1,574,392

Health – 4.1%
Drugs and Biotech - 1.0%
Life Technologies [a]	2,050	66,584

Health Services - 3.1%
Advisory Board (The) [a]	7,500	124,350
Covance [a]	2,500	89,075

		213,425

Total		280,009

Industrial Products – 16.6%
Automotive - 3.1%
Copart [a]	7,000	207,620

Industrial Components - 3.7%
Amphenol Corporation Cl. A	2,800	79,772
BYD Company [a]	42,600	79,318
PerkinElmer	6,980	89,135

		248,225

Machinery - 1.3%
Bucyrus International	600	9,108
Franklin Electric	3,500	77,455

		86,563

Metal Fabrication and Distribution - 5.8%
Reliance Steel & Aluminum	5,050	132,966
Schnitzer Steel Industries Cl. A	3,600	113,004
Sims Metal Management ADR	6,100	72,712
Steel Dynamics	8,200	72,242

		390,924

Miscellaneous Manufacturing - 0.5%
Harsco Corporation	1,700	37,689

Specialty Chemicals and Materials - 2.2%
Airgas	2,370	80,130
Olin Corporation	4,900	69,923

		150,053

Total		1,121,074

Industrial Services – 18.2%
Commercial Services - 7.3%
Administaff	4,600	97,198
Brink’s Company (The)	5,430	143,678
Hewitt Associates Cl. A [a]	2,800	83,328
Manpower	2,595	81,820
Ritchie Bros. Auctioneers	4,800	89,232

		495,256

Engineering and Construction - 0.9%
EMCOR Group [a]	3,500	60,095

Food, Tobacco and Agriculture - 3.6%
Corn Products International	5,900	125,080
Hormel Foods	3,700	117,327

		242,407

Industrial Distribution - 1.7%
Pool Corporation	8,500	113,900

Transportation and Logistics - 4.7%
Bristow Group [a]	4,100	87,863
Expeditors International of Washington	4,500	127,305
Forward Air	2,000	32,460
Landstar System	2,100	70,287

		317,915

Total		1,229,573

Natural Resources – 2.7%
Energy Services - 2.2%
Oil States International [a]	5,400	72,468
Pason Systems	10,400	78,528

		150,996

Real Estate - 0.5%
St. Joe Company (The) [a]	1,800	30,132

Total		181,128

Technology – 18.1%
Aerospace and Defense - 3.4%
Alliant Techsystems [a]	2,110	141,328
HEICO Corporation	3,600	87,480

		228,808

Components and Systems - 7.6%
Diebold	7,400	157,990
Dionex Corporation [a]	2,500	118,125
Logitech International [a]	6,800	69,904
Thomas & Betts [a]	3,100	77,562
Zebra Technologies Cl. A [a]	4,600	87,492

		511,073

Distribution - 1.4%
Anixter International [a]	500	15,840
Arrow Electronics [a]	4,000	76,240

		92,080

IT Services - 2.9%
Sykes Enterprises [a]	8,685	144,431
Syntel	2,500	51,450

		195,881

Software - 2.8%
National Instruments	4,755	88,681
Teradata Corporation [a]	6,300	102,186

		190,867

Total		1,218,709

Utilities – 2.7%
UGI Corporation	5,010	118,286
Wisconsin Energy	1,480	60,932

Total		179,218

Miscellaneous [e] – 4.6%
Total		307,768

TOTAL COMMON STOCKS
(Cost $8,331,349)		7,264,096

REPURCHASE AGREEMENT – 7.2%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $489,002 (collateralized by obligations of various U.S. Government Agencies, 3.375% due 4/15/09, valued at $503,044)
(Cost $489,000)		489,000

TOTAL INVESTMENTS – 114.9%
(Cost $8,820,349)		7,753,096

LIABILITIES LESS CASH AND OTHER ASSETS – (14.9)%		(1,007,454)

NET ASSETS – 100.0%		$6,745,642

SCHEDULE OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.8%

Australia – 2.9%
ASX	1,000	$20,449
Australian Wealth Management	20,000	12,973
Platinum Asset Management	3,700	8,589
Trust Company	3,600	10,768

Total		52,779

Austria – 0.8%
Mayr-Melnhof Karton	110	7,752
Semperit AG Holding	400	7,759

Total		15,511

Belgium – 0.5%
EVS Broadcast Equipment	120	3,940
Sipef	150	4,951

Total		8,891

Bermuda – 2.6%
Lazard Cl. A	1,600	47,040

Total		47,040

British Virgin Islands – 0.3%
UTI Worldwide	500	5,975

Total		5,975

Canada – 15.4%
AGF Management Cl. B	3,675	24,018
Denison Mines [a]	550	401
Dundee Corporation Cl. A [a]	5,400	22,015
DundeeWealth	2,250	8,905
Ensign Energy Services	3,420	29,621
Gildan Activewear [a]	195	1,580
Gluskin Sheff + Associates	800	6,282
Lundin Mining [a]	815	1,280
Major Drilling Group International	2,500	23,953
Onex Corporation	800	9,822
Pan American Silver [a]	2,300	40,066
Pason Systems	895	6,758
Red Back Mining [a]	565	3,652
Ritchie Bros. Auctioneers	1,200	22,308
Silvercorp Metals	815	1,850
Sprott	14,000	50,523
TMX Group	375	10,633
Trican Well Service	800	4,086
Urbana Corporation [a]	12,400	15,343

Total		283,096

Cayman Islands – 3.2%
Endeavour Financial	6,400	7,614
Greenlight Capital Re Cl. A [a]	3,200	51,104

Total		58,718

China – 1.1%
China Boqi Environmental Solutions Technology Holding Company [a]	11	1,919
HLS Systems International [a]	2,900	9,425
Jiangsu Expressway	6,000	4,073
Origin Agritech [a]	2,000	5,460

Total		20,877

Denmark – 0.2%
Bang & Olufsen Cl. B	250	3,186

Total		3,186

Egypt – 0.5%
Egyptian Financial Group-Hermes Holding GDR	1,700	8,925

Total		8,925

Finland – 0.7%
CapMan Cl. B [a]	2,600	2,764
Vacon	250	5,981
Vaisala Cl. A	125	3,520

Total		12,265

France – 4.1%
Alten [a]	300	4,349
Beneteau	480	3,911
Boiron	310	8,320
Bollore	100	10,363
Exel Industries Cl. A	140	3,700
Fimalac	150	5,096
Manitou BF [a]	400	2,578
Manutan International	150	5,169
Societe BIC	200	9,819
Societe Internationale de Plantations d’Heveas	150	3,587
Vetoquinol	375	6,477
Virbac	160	11,319

Total		74,688

Germany – 2.2%
Deutsche Beteiligungs	200	2,489
ElringKlinger	400	3,985
Fuchs Petrolub	100	4,012
Pfeiffer Vacuum Technology	100	5,915
Rational	230	18,344
Takkt	600	5,184

Total		39,929

Greece – 0.4%
Hellenic Exchanges	1,100	7,939

Total		7,939

Hong Kong – 2.5%
Asian Citrus Holdings	900	1,895
Chaoda Modern Agriculture	13,728	8,177
China Everbright International	18,000	3,593
First Shanghai Investments [a]	32,000	2,973
KHD Humboldt Wedag International [a]	170	1,175
Orient Overseas International	2,100	5,231
Sa Sa International Holdings	12,000	3,732
Shenyin Wanguo (H.K.)	10,000	4,027
Shenzhen International Holdings	55,000	2,520
Sinolink Worldwide Holdings	36,000	2,411
Value Partners Group [a]	36,000	9,942

Total		45,676

India – 1.3%
Wipro ADR	3,300	23,463

Total		23,463

Italy – 2.2%
Azimut Holding	1,200	6,415
Bulgari	1,025	4,509
Landi Renzo	4,000	11,916
Natuzzi ADR [a]	5,000	5,750
SAES Getters	450	4,010
Tod’s	200	8,523

Total		41,123

Japan – 14.9%
ABC-MART	400	7,681
Aioi Insurance	2,000	7,734
Alfresa Holdings	200	7,265
Asahi Pretec [a]	400	6,021
Bunka Shutter	1,000	3,835
Circle K Sunkus	600	8,548
Create S D [a]	500	7,728
Daiko Clearing Services	1,400	9,105
Daiseki Company	200	3,403
Disco	100	2,477
en-japan	7	4,914
Fuji Fire & Marine Insurance [a]	3,500	2,699
Glory	200	3,565
Ito En	300	3,663
JAFCO	300	5,420
Japan Logistics Fund	2	12,233
kabu.com Securities	10	10,399
Kenedix [a]	12	1,180
Kintetsu World Express	200	3,686
MISUMI Group	300	3,627
mixi [a]	1	3,800
Mizuho Investors Securities [a]	13,000	11,037
Mochida Pharmaceutical	1,300	12,881
Monex Group	20	4,816
NAMCO BANDAI Holdings	400	3,994
Nifco	200	2,185
Nihon Parkerizing	1,000	8,738
Nissay Dowa General Insurance	2,000	7,636
Nomura Research Institute	450	7,047
Osaka Securities Exchange	4	12,820
Otsuka Corporation	100	3,711
Park24	800	5,452
Plenus Company	400	6,106
Ryohin Keikaku	100	3,905
Shinko Securities	4,700	9,245
So-net M3	1	2,691
SPARX Group [a]	30	2,280
Sundrug	300	4,574
Sysmex Corporation	250	7,970
THK Company	1,100	14,969
Toho Titanium	300	3,698
Tokai Carbon	1,000	4,075
Toyo Tanso	100	3,768
Unicharm PetCare	300	7,608
Yusen Air & Sea Service	300	2,907

Total		273,096

Jersey – 1.8%
Randgold Resources ADR	600	32,610

Total		32,610

Luxembourg – 1.4%
Millicom International Cellular [a]	700	25,928

Total		25,928

Mexico – 3.6%
Bolsa Mexicana de Valores [a]	22,000	12,114
Desarrolladora Homex ADR [a]	2,200	29,128
Fresnillo	2,000	13,113
Grupo Aeroportuario del Centro Norte ADR	700	5,082
Grupo Aeroportuario del Pacifico ADR	300	5,475
Industrias Bachoco ADR	170	1,911

Total		66,823

Netherlands – 1.0%
Hunter Douglas	570	13,329
Nutreco Holding	150	5,382

Total		18,711

Norway – 0.8%
Ekornes	675	6,546
Tandberg	615	9,064

Total		15,610

Peru – 0.3%
Hochschild Mining	1,600	4,883

Total		4,883

Singapore – 2.8%
Kim Eng Holdings	16,000	13,996
Singapore Exchange	8,000	26,855
UOB-Kay Hian Holdings	15,000	10,850

Total		51,701

South Africa – 1.7%
Astral Foods	900	8,726
Brait	2,020	2,237
Lewis Group	1,215	5,484
Net 1 UEPS Technologies [a]	900	13,689
Northam Platinum	600	1,637

Total		31,773

South Korea – 2.4%
GS Holdings	270	5,817
Mirae Asset Securities	399	20,704
Samsung Securities	400	16,833

Total		43,354

Sweden – 0.9%
HQ	1,300	12,179
Lundin Petroleum [a]	700	3,772

Total		15,951

Switzerland – 5.2%
Bank Sarasin & Cie Cl. B	650	13,684
Logitech International [a]	3,000	30,840
Partners Group Holding	300	18,028
Vontobel Holding	600	11,111
VZ Holding	700	21,568

Total		95,231

United Arab Emirates – 1.3%
Lamprell	23,200	21,777
SHUAA Capital	12,000	2,978

Total		24,755

United Kingdom – 7.3%
Ashmore Group	9,500	20,756
Begbies Traynor	3,200	5,418
Burberry Group	2,500	10,021
Diploma	3,160	4,182
Domino Printing Sciences	3,100	8,363
Investec	5,700	23,835
JKX Oil & Gas	1,000	3,162
Michael Page International	4,500	11,827
Schroders	2,000	22,722
Spirax-Sarco Engineering	1,500	18,028
Victrex	660	4,793

Total		133,107

United States – 5.5%
Claymore/AlphaShares China Small Cap Index ETF	4,700	65,424
Invesco	1,100	15,246
PepsiAmericas	1,200	20,700

Total		101,370

TOTAL COMMON STOCKS
(Cost $2,469,146)		1,684,984

PREFERRED STOCK – 0.8%
Brazil – 0.8%
Fertilizantes Fosfatados
(Cost $13,471)	2,500	14,657

REPURCHASE AGREEMENT – 7.1%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $131,000 (collateralized by obligations of various U.S. Government Agencies, due 4/17/09, valued at $134,831) (Cost $131,000)		131,000

TOTAL INVESTMENTS – 99.7%
(Cost $2,613,617)		1,830,641

CASH AND OTHER ASSETS LESS LIABILITIES – 0.3%		6,401

NET ASSETS – 100.0%		$1,837,042

SCHEDULE OF INVESTMENTS
ROYCE FOCUS VALUE FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 66.4%

Consumer Products – 1.3%
Food/Beverage/Tobacco - 1.3%
Industrias Bachoco ADR	2,000	$22,480

Total		22,480

Diversified Investment Companies – 1.5%
Exchange Traded Funds - 1.5%
UltraShort 20+ Year Treasury ProShares [a]	600	26,184

Total		26,184

Financial Intermediaries – 9.1%
Insurance - 4.9%
Berkshire Hathaway Cl. B [a]	30	84,600

Securities Brokers - 4.2%
Knight Capital Group Cl. A [a]	5,000	73,700

Total		158,300

Financial Services – 7.4%
Investment Management - 7.4%
Federated Investors Cl. B	2,300	51,198
Franklin Resources	800	43,096
T. Rowe Price Group	1,200	34,632

Total		128,926

Industrial Products – 17.5%
Automotive - 1.7%
Copart [a]	1,000	29,660

Industrial Components - 1.4%
GrafTech International [a]	4,000	24,640

Metal Fabrication and Distribution - 9.2%
Nucor Corporation	1,000	38,170
Reliance Steel & Aluminum	1,500	39,495
Schnitzer Steel Industries Cl. A	1,500	47,085
Sims Metal Management ADR	3,000	35,760

		160,510

Miscellaneous Manufacturing - 1.4%
Rational	300	23,927

Pumps, Valves and Bearings - 1.9%
Gardner Denver [a]	1,500	32,610

Specialty Chemicals and Materials - 1.9%
Mosaic Company (The)	800	33,584

Total		304,931

Industrial Services – 1.6%
Food, Tobacco and Agriculture - 1.6%
CF Industries Holdings	400	28,452

Total		28,452

Natural Resources – 22.0%
Energy Services - 7.7%
Pason Systems	3,000	22,652
Schlumberger	800	32,496
Tesco Corporation [a]	4,000	31,280
Unit Corporation [a]	2,300	48,116

		134,544

Oil and Gas - 1.9%
Exxon Mobil	500	34,050

Precious Metals and Mining - 10.7%
Agnico-Eagle Mines	800	45,536
Fresnillo	5,000	32,781
Ivanhoe Mines [a]	5,000	30,750
Pan American Silver [a]	2,300	40,066
Silver Standard Resources [a]	2,300	37,076

		186,209

Real Estate - 1.7%
PICO Holdings [a]	1,000	30,070

Total		384,873

Technology – 6.0%
Components and Systems - 2.4%
Microsoft Corporation	2,300	42,251

IT Services - 1.8%
Syntel	1,500	30,870

Telecommunications - 1.8%
ADTRAN	2,000	32,420

Total		105,541

TOTAL COMMON STOCKS
(Cost $1,028,590)		1,159,687

TOTAL INVESTMENTS – 66.4%
(Cost $1,028,590)		1,159,687

CASH AND OTHER ASSETS LESS LIABILITIES – 33.6%		587,545

NET ASSETS – 100.0%		$1,747,232

SCHEDULE OF INVESTMENTS
ROYCE SELECT FUND I
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.6%

Consumer Products – 4.9%
Apparel, Shoes and Accessories - 2.8%
Columbia Sportswear	3,700	$110,704
Polo Ralph Lauren	3,300	139,425
Volcom [a]	21,900	212,430

		462,559

Consumer Electronics - 1.3%
Dolby Laboratories Cl. A [a]	6,400	218,304

Sports and Recreation - 0.8%
Thor Industries	8,500	132,770

Total		813,633

Consumer Services – 1.1%
Retail Stores - 1.1%
Tiffany & Co.	8,300	178,948

Total		178,948

Diversified Investment Companies – 2.7%
Exchange Traded Funds - 2.7%
UltraShort 20+ Year Treasury ProShares [a]	10,500	458,220

Total		458,220

Financial Intermediaries – 14.2%
Banking - 0.5%
Bank of N.T. Butterfield & Son	15,391	84,651

Insurance - 7.6%
Alleghany Corporation [a]	1,122	303,871
Berkley (W.R.)	16,500	372,075
Erie Indemnity Cl. A	6,600	225,588
Markel Corporation [a]	1,300	369,044

		1,270,578

Securities Brokers - 4.2%
Evercore Partners Cl. A	19,500	301,275
Lazard Cl. A	13,500	396,900

		698,175

Securities Exchanges - 1.9%
TMX Group	11,000	311,905

Total		2,365,309

Financial Services – 11.8%
Information and Processing - 3.7%
FactSet Research Systems	3,700	184,963
Morningstar [a]	5,100	174,165
SEI Investments	20,700	252,747

		611,875

Insurance Brokers - 1.9%
Brown & Brown	16,800	317,688

Investment Management - 6.2%
AllianceBernstein Holding L.P.	19,200	282,624
Federated Investors Cl. B	13,000	289,380
T. Rowe Price Group	6,500	187,590
Westwood Holdings Group	7,020	274,412

		1,034,006

Total		1,963,569

Health – 2.4%
Drugs and Biotech - 1.2%
ICON ADR [a]	12,000	193,800

Health Services - 1.2%
eResearch Technology [a]	38,200	200,932

Total		394,732

Industrial Products – 18.8%
Automotive - 3.6%
Copart [a]	14,300	424,138
Gentex Corporation	16,700	166,332

		590,470

Building Systems and Components - 2.3%
Drew Industries [a]	20,100	174,468
Simpson Manufacturing	11,200	201,824

		376,292

Industrial Components - 3.4%
GrafTech International [a]	47,900	295,064
PerkinElmer	21,600	275,832

		570,896

Machinery - 4.0%
Astec Industries [a]	6,500	170,495
Rofin-Sinar Technologies [a]	16,900	272,428
Wabtec Corporation	8,200	216,316

		659,239

Metal Fabrication and Distribution - 2.6%
Kennametal	7,500	121,575
Sims Metal Management ADR	26,540	316,357

		437,932

Pumps, Valves and Bearings - 2.9%
Gardner Denver [a]	12,800	278,272
IDEX Corporation	9,500	207,765

		486,037

Total		3,120,866

Industrial Services – 19.2%
Commercial Services - 10.8%
Brink’s Company (The)	6,400	169,344
Cintas Corporation	6,700	165,624
Corinthian Colleges [a]	7,400	143,930
CRA International [a]	11,800	222,784
MAXIMUS	8,200	326,852
MPS Group [a]	16,500	98,175
Ritchie Bros. Auctioneers	13,400	249,106
Robert Half International	8,500	151,555
Universal Technical Institute [a]	9,600	115,200
Watson Wyatt Worldwide Cl. A	3,010	148,604

		1,791,174

Engineering and Construction - 1.6%
KBR	19,700	272,057

Food, Tobacco and Agriculture - 1.6%
Intrepid Potash [a]	14,800	273,060

Industrial Distribution - 1.5%
MSC Industrial Direct Cl. A	7,900	245,453

Transportation and Logistics - 3.7%
Arkansas Best	6,700	127,434
Landstar System	8,700	291,189
Universal Truckload Services	13,200	189,288

		607,911

Total		3,189,655

Natural Resources – 8.0%
Energy Services - 8.0%
Calfrac Well Services	32,500	174,512
Major Drilling Group International	24,500	234,740
Oil States International [a]	22,100	296,582
Pason Systems	32,000	241,624
ShawCor Cl. A	8,000	122,906
Unit Corporation [a]	12,800	267,776

Total		1,338,140

Technology – 9.4%
Aerospace and Defense - 1.1%
HEICO Corporation Cl. A	8,700	179,481

Components and Systems - 2.0%
Logitech International [a]	18,700	192,236
Plexus Corporation [a]	10,100	139,582

		331,818

IT Services - 1.4%
Total System Services	16,800	232,008

Semiconductors and Equipment - 0.9%
Cabot Microelectronics [a]	6,000	144,180

Software - 1.3%
Teradata Corporation [a]	14,000	227,080

Telecommunications - 2.7%
Comtech Telecommunications [a]	10,400	257,608
Harmonic [a]	29,900	194,350

		451,958

Total		1,566,525

Miscellaneous [e] – 4.1%
Total		686,014

TOTAL COMMON STOCKS
(Cost $17,995,919)		16,075,611

REPURCHASE AGREEMENT – 2.9%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $479,002 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $494,753) (Cost $479,000)		479,000

TOTAL INVESTMENTS – 99.5%
(Cost $18,474,919)		16,554,611

CASH AND OTHER ASSETS LESS LIABILITIES – 0.5%		76,998

NET ASSETS – 100.0%		$16,631,609

SCHEDULE OF INVESTMENTS
ROYCE SELECT FUND II
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.1%

Consumer Products – 9.1%
Apparel, Shoes and Accessories - 5.9%
Anta Sports Products	34,300	$22,574
Daphne International Holdings	110,600	24,185
Movado Group	3,950	29,783
True Religion Apparel [a]	2,100	24,801
Xinyu Hengdeli Holdings	24,500	4,053

		105,396

Food/Beverage/Tobacco - 0.8%
Thai Beverage PCL	129,500	14,905

Health, Beauty and Nutrition - 2.4%
NBTY [a]	1,800	25,344
NutriSystem	1,200	17,124

		42,468

Total		162,769

Consumer Services – 6.9%
Online Commerce - 0.9%
1-800-FLOWERS.COM Cl. A [a]	8,223	17,022

Retail Stores - 6.0%
American Eagle Outfitters	1,450	17,748
Build-A-Bear Workshop [a]	1,450	8,801
Cash America International	1,200	18,792
China Nepstar Chain Drugstore ADR	6,700	27,135
DSW Cl. A [a]	1,900	17,651
Tiffany & Co.	800	17,248

		107,375

Total		124,397

Diversified Investment Companies – 2.5%
Exchange Traded Funds - 2.5%
Claymore/AlphaShares China Small Cap Index ETF	2,600	36,192
UltraShort 20+ Year Treasury ProShares [a]	200	8,728

Total		44,920

Financial Intermediaries – 4.0%
Insurance - 1.7%
Fidelity National Financial Cl. A	800	15,608
Greenlight Capital Re Cl. A [a]	900	14,373

		29,981

Securities Brokers - 2.3%
Evercore Partners Cl. A	800	12,360
Lazard Cl. A	1,000	29,400

		41,760

Total		71,741

Financial Services – 4.7%
Information and Processing - 2.4%
FactSet Research Systems	400	19,996
Interactive Data	900	22,374

		42,370

Investment Management - 2.3%
AllianceBernstein Holding L.P.	1,200	17,664
Janus Capital Group	1,900	12,635
Value Partners Group [a]	43,000	11,875

		42,174

Total		84,544

Health – 4.4%
Drugs and Biotech - 2.0%
Caraco Pharmaceutical Laboratories [a]	2,700	9,504
Endo Pharmaceuticals Holdings [a]	600	10,608
WuXi PharmaTech Cayman ADR [a]	3,200	14,496

		34,608

Health Services - 2.4%
Air Methods [a,h]	1,105	18,685
Res-Care [a]	1,700	24,752

		43,437

Total		78,045

Industrial Products – 17.4%
Automotive - 4.9%
Copart [a]	800	23,728
Minth Group	28,300	13,868
WABCO Holdings	2,350	28,929
Xinyi Glass Holdings	49,000	21,691

		88,216

Machinery - 1.6%
Jinpan International	1,706	28,746

Metal Fabrication and Distribution - 4.9%
Commercial Metals	1,600	18,480
Foster (L.B.) Company Cl. A [a]	600	14,898
Fushi Copperweld [a]	2,740	13,152
Haynes International [a]	900	16,038
Kennametal	1,600	25,936

		88,504

Miscellaneous Manufacturing - 1.3%
China Automation Group	112,500	24,076

Pumps, Valves and Bearings - 1.1%
Kaydon Corporation	700	19,131

Specialty Chemicals and Materials - 3.6%
Kingboard Chemical Holdings	16,700	34,832
Migao Corporation [a]	1,900	10,067
OM Group [a]	1,000	19,320

		64,219

Total		312,892

Industrial Services – 17.4%
Advertising and Publishing - 2.7%
Airmedia Group ADR [a]	5,635	23,611
ValueClick [a]	2,860	24,338

		47,949

Commercial Services - 3.5%
Acacia Research-Acacia Technologies [a]	2,200	8,976
Global Sources [a]	1,870	7,274
Monster Worldwide [a]	1,900	15,485
Waste Services [a]	7,500	32,100

		63,835

Engineering and Construction - 2.9%
HLS Systems International [a]	4,000	13,000
KBR	2,000	27,620
NVR [a]	25	10,694

		51,314

Food, Tobacco and Agriculture - 4.4%
Cal-Maine Foods	700	15,673
Chaoda Modern Agriculture	24,024	14,311
China Green (Holdings)	47,300	27,823
Hanfeng Evergreen [a]	1,900	10,941
Origin Agritech [a]	3,900	10,647

		79,395

Printing - 2.1%
CSS Industries [h]	1,200	20,400
Multi-Color Corporation	1,400	17,122

		37,522

Transportation and Logistics - 1.8%
Atlas Air Worldwide Holdings [a]	950	16,483
UTI Worldwide	1,300	15,535

		32,018

Total		312,033

Natural Resources – 7.7%
Energy Services - 3.5%
CE Franklin [a]	3,500	14,490
Patterson-UTI Energy	1,300	11,648
Rowan Companies [a]	1,250	14,962
Willbros Group [a]	1,600	15,520
Yingli Green Energy Holding ADR [a]	1,000	6,020

		62,640

Oil and Gas - 0.7%
GMX Resources [a]	400	2,600
St. Mary Land & Exploration	700	9,261

		11,861

Precious Metals and Mining - 3.5%
Market Vectors Gold Miners ETF [h]	1,100	40,568
Seabridge Gold [a]	1,000	22,650

		63,218

Total		137,719

Technology – 19.6%
Aerospace and Defense - 2.9%
BE Aerospace [a]	2,300	19,941
CPI Aerostructures [a]	4,700	31,490

		51,431

Components and Systems - 5.2%
AAC Acoustic Technologies Holdings	36,600	17,233
Logitech International [a]	3,100	31,868
VTech Holdings	3,500	13,606
Western Digital [a]	1,550	29,977

		92,684

Internet Software and Services - 2.1%
Akamai Technologies [a]	900	17,460
AsiaInfo Holdings [a,h]	1,165	19,630

		37,090

Semiconductors and Equipment - 4.9%
Advanced Energy Industries [a]	800	6,024
IPG Photonics [a]	1,700	14,314
Lam Research [a,h]	1,200	27,324
MEMC Electronic Materials [a]	800	13,192
Varian Semiconductor Equipment Associates [a]	1,300	28,158

		89,012

Software - 1.3%
American Software Cl. A	4,480	23,610

Telecommunications - 3.2%
Cogo Group [a]	1,800	12,024
Comtech Telecommunications [a]	1,100	27,247
Tekelec [a]	1,450	19,183

		58,454

Total		352,281

Miscellaneous [e] – 4.4%
Total		79,487

TOTAL COMMON STOCKS
(Cost $2,035,767)		1,760,828

REPURCHASE AGREEMENT – 1.7%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $31,000 (collateralized by obligations of various U.S. Government Agencies, due 5/14/09, valued at $34,993) (Cost $31,000)		31,000

TOTAL INVESTMENTS – 99.8%
(Cost $2,066,767)		1,791,828

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		3,639

NET ASSETS – 100.0%		$1,795,467

SECURITIES SOLD SHORT
COMMON STOCKS – 4.6%
Diversified Investment Companies – 4.4%
Closed-End Funds - 1.6%
Morgan Stanley China A Share Fund	1,000	$29,630

Exchange Traded Funds - 2.8%
iShares Barclays 20+ Year Treasury Bond Fund	200	21,142
iShares Barclays 7-10 Year Treasury Bond Fund	300	28,977

		50,119

Total		79,749

Industrial Products – 0.2%
Machinery - 0.2%
Ultra Basic Materials ProShares	300	3,594

Total		3,594

TOTAL SECURITIES SOLD SHORT
(Proceeds $83,286)		$83,343

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.4%

Australia – 3.1%
Sims Metal Management ADR	15,000	$178,800

Total		178,800

Austria – 4.8%
Mayr-Melnhof Karton	2,700	190,287
Semperit AG Holding	4,500	87,288

Total		277,575

Belgium – 2.0%
Sipef	3,500	115,514

Total		115,514

Canada – 22.8%
Agnico-Eagle Mines	2,600	147,992
Ensign Energy Services	7,600	65,825
Gammon Gold [a]	10,100	65,347
Ivanhoe Mines [a]	19,000	116,850
Major Drilling Group International	5,000	47,906
Pan American Silver [a]	7,000	121,940
Pason Systems	6,500	49,080
Red Back Mining [a]	12,000	77,570
Silver Standard Resources [a]	7,300	117,676
Sprott	40,000	144,353
Tesco Corporation [a]	10,000	78,200
TMX Group	6,500	184,307
Trican Well Service	19,500	99,603

Total		1,316,649

Cayman Islands – 2.1%
Endeavour Financial	100,000	118,972

Total		118,972

Denmark – 1.2%
H Lundbeck	4,000	68,174

Total		68,174

Finland – 1.0%
Vaisala Cl. A	2,000	56,321

Total		56,321

France – 2.0%
Beneteau	7,500	61,110
Boiron	2,000	53,677

Total		114,787

Germany – 5.7%
Carl Zeiss Meditec	5,000	68,619
Pfeiffer Vacuum Technology	2,000	118,309
Rational	1,800	143,559

Total		330,487

Italy – 1.2%
Landi Renzo	23,500	70,006

Total		70,006

Mexico – 3.4%
Fresnillo	17,700	116,045
Industrias Bachoco ADR	7,100	79,804

Total		195,849

South Africa – 3.1%
Lewis Group	12,500	56,422
Northam Platinum	45,000	122,734

Total		179,156

United Arab Emirates – 0.8%
Lamprell	50,000	46,932

Total		46,932

United Kingdom – 0.7%
Burberry Group	10,000	40,084

Total		40,084

United States – 34.5%
ADTRAN	4,700	76,187
CF Industries Holdings	1,700	120,921
Endo Pharmaceuticals Holdings [a]	3,500	61,880
Fossil [a]	4,000	62,800
Gardner Denver [a]	7,000	152,180
GrafTech International [a]	7,500	46,200
Intrepid Potash [a]	5,500	101,475
Kennametal	7,000	113,470
Knight Capital Group Cl. A [a]	11,700	172,458
Lam Research [a]	3,500	79,695
Lincoln Electric Holdings	2,900	91,901
MKS Instruments [a]	7,800	114,426
Nu Skin Enterprises Cl. A	4,000	41,960
Schnitzer Steel Industries Cl. A	3,800	119,282
Syntel	3,800	78,204
Thor Industries	3,700	57,794
UltraShort 20+ Year Treasury ProShares [a]	2,600	113,464
UltraShort Consumer Services ProShares [a]	800	68,536
UltraShort Health Care ProShares [a]	600	36,438
UltraShort Industrials ProShares [a]	1,050	72,723
UltraShort Real Estate ProShares [a]	900	47,457
UltraShort Utilities ProShares	700	32,438
Unit Corporation [a]	6,300	131,796

Total		1,993,685

TOTAL COMMON STOCKS
(Cost $7,112,034)		5,102,991

PREFERRED STOCK – 1.0%
Brazil – 1.0%
Duratex
(Cost $161,649)	9,000	58,196

REPURCHASE AGREEMENT – 10.9%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $629,002 (collateralized by obligations of various U.S. Government Agencies, due 5/29/09, valued at $644,807) (Cost $629,000)		629,000

TOTAL INVESTMENTS – 100.3%
(Cost $7,902,683)		5,790,187

LIABILITIES LESS CASH AND OTHER ASSETS – (0.3)%		(20,067)

NET ASSETS – 100.0%		$5,770,120

SCHEDULE OF INVESTMENTS
ROYCE SMID-CAP SELECT FUND
MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 66.2%

Consumer Products – 3.1%
Apparel, Shoes and Accessories - 1.6%
Gildan Activewear [a]	700	$5,670
Polo Ralph Lauren	200	8,450

		14,120

Food/Beverage/Tobacco - 1.5%
Lance	200	4,164
Nestle	260	8,710

		12,874

Total		26,994

Consumer Services – 2.0%
Retail Stores - 2.0%
Children’s Place Retail Stores [a]	400	8,756
GameStop Corporation Cl. A [a]	300	8,406

Total		17,162

Diversified Investment Companies – 0.5%
Exchange Traded Funds - 0.5%
UltraShort 20+ Year Treasury ProShares [a]	100	4,364

Total		4,364

Financial Intermediaries – 8.0%
Insurance - 6.9%
Berkley (W.R.)	300	6,765
HCC Insurance Holdings	400	10,076
Marsh & McLennan Companies	400	8,100
Navigators Group [a]	125	5,898
PartnerRe	100	6,207
Wesco Financial	80	22,080

		59,126

Securities Brokers - 1.1%
TD AmeriTrade Holding Corporation [a]	725	10,012

Total		69,138

Financial Services – 6.6%
Information and Processing - 1.5%
Dun & Bradstreet	165	12,705

Insurance Brokers - 0.4%
Brown & Brown	160	3,026

Investment Management - 2.6%
Eaton Vance	500	11,425
Invesco	800	11,088

		22,513

Specialty Finance - 2.1%
GATX Corporation	900	18,207

Total		56,451

Health – 5.2%
Drugs and Biotech - 2.9%
Endo Pharmaceuticals Holdings [a]	100	1,768
Forest Laboratories [a]	700	15,372
Life Technologies [a]	250	8,120

		25,260

Health Services - 1.3%
Covance [a]	300	10,689

Medical Products and Devices - 1.0%
Dentsply International	330	8,860

Total		44,809

Industrial Products – 17.8%
Automotive - 2.9%
Copart [a]	475	14,089
Eaton Corporation	300	11,058

		25,147

Industrial Components - 4.2%
Amphenol Corporation Cl. A	400	11,396
BYD Company [a]	2,900	5,400
Hubbell Cl. B	440	11,862
PerkinElmer	600	7,662

		36,320

Machinery - 1.0%
Rofin-Sinar Technologies [a]	500	8,060

Metal Fabrication and Distribution - 4.3%
Reliance Steel & Aluminum	800	21,064
Schnitzer Steel Industries Cl. A	400	12,556
Sims Metal Management ADR	300	3,576

		37,196

Paper and Packaging - 1.2%
Greif Cl. A	300	9,987

Pumps, Valves and Bearings - 0.5%
Gardner Denver [a]	200	4,348

Specialty Chemicals and Materials - 3.7%
Airgas	325	10,988
Lubrizol Corporation (The)	200	6,802
Olin Corporation	1,000	14,270

		32,060

Total		153,118

Industrial Services – 9.4%
Commercial Services - 3.4%
Brink’s Company (The)	665	17,596
Hewitt Associates Cl. A [a]	400	11,904

		29,500

Food, Tobacco and Agriculture - 3.8%
Corn Products International	700	14,840
Hormel Foods	550	17,440

		32,280

Industrial Distribution - 2.2%
Pool Corporation	1,400	18,760

Total		80,540

Natural Resources – 1.5%
Energy Services - 0.4%
Oil States International [a]	300	4,026

Oil and Gas - 1.1%
St. Mary Land & Exploration	700	9,261

Total		13,287

Technology – 8.0%
Aerospace and Defense - 3.3%
Alliant Techsystems [a]	308	20,630
Cubic Corporation	300	7,599

		28,229

Components and Systems - 0.3%
Thomas & Betts [a]	100	2,502

Distribution - 1.3%
Arrow Electronics [a]	600	11,436

IT Services - 2.5%
Sykes Enterprises [a]	935	15,549
Syntel [h]	300	6,174

		21,723

Software - 0.6%
Adobe Systems [a]	220	4,706

Total		68,596

Utilities – 3.2%
EQT Corporation	300	9,399
UGI Corporation [h]	600	14,166
Wisconsin Energy	100	4,117

Total		27,682

Miscellaneous [e] – 0.9%
Total		8,050

TOTAL COMMON STOCKS
(Cost $590,971)		570,191

REPURCHASE AGREEMENT – 20.7%
State Street Bank & Trust Company, 0.13% dated 3/31/09, due 4/1/09, maturity value $178,001 (collateralized by obligations of various U.S. Government Agencies, due 5/14/09, valued at $184,963) (Cost $178,000)		178,000

TOTAL INVESTMENTS – 86.9%
(Cost $768,971)		748,191

CASH AND OTHER ASSETS LESS LIABILITIES – 13.1%		113,135

NET ASSETS – 100.0%		$861,326

SECURITIES SOLD SHORT
COMMON STOCKS – 3.0%
Consumer Products – 1.4%
Food/Beverage/Tobacco - 0.6%
Dean Foods	300	$5,424

Household Products/Wares - 0.8%
Scotts Miracle-Gro Cl. A	200	6,940

Total		12,364

Financial Intermediaries – 0.6%
Real Estate Investment Trusts - 0.6%
Corporate Office Properties Trust	100	2,483
Tanger Factory Outlet Centers	100	3,086

Total		5,569

Industrial Services – 0.6%
Commercial Services - 0.6%
DeVry	100	4,818

Total		4,818

Technology – 0.4%
Telecommunications - 0.4%
Leap Wireless International	100	3,487

Total		3,487

TOTAL SECURITIES SOLD SHORT
(Proceeds $24,544)		$26,238

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at March 31, 2009. Total market value of loaned securities at March 31, 2009 was as follows:

Fund	Market Value

Royce Pennsylvania Mutual Fund	$61,884,639
Royce Micro-Cap Fund	6,954,175
Royce Premier Fund	42,010,107
Royce Low-Priced Stock Fund	62,999,132
Royce Total Return Fund	22,327,681
Royce Heritage Fund	4,291,654
Royce Opportunity Fund	36,500,863
Royce Special Equity Fund	11,516,732
Royce Value Fund	2,793,260
Royce Value Plus Fund	56,919,437

[c]	At March 31, 2009, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The following transactions were effected in shares of such companies for the period ended March 31, 2009.

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/08	12/31/08	Purchases	Sales	(Loss)	Income	3/31/09	3/31/09
Royce Pennsylvania Mutual Fund
Home Diagnostics	878,647	$4,366,876	$-	$-	$-	$-	878,647	$4,981,929
Nutraceutical International	737,810	5,673,759	-	-	-	-	737,810	4,943,327
Pervasive Software	1,461,500	6,182,145	-	-	-	-	1,461,500	5,699,850
Rimage Corporation	603,803	8,096,998	240,184	-	-	-	623,703	8,326,435
Stanley Furniture	689,924	5,464,198	-	-	-	-	689,924	5,188,229
U.S. Physical Therapy	905,675	12,072,648	-	-	-	-	905,675	8,766,934
Universal Stainless & Alloy Products	380,527	5,513,836	-	150,853	(78,761)	-	375,527	3,631,346
Weyco Group	590,500	19,516,025	-	-	-	82,670	590,500	15,305,760
Winnebago Industries*	1,840,300	11,097,009	10,136	7,042,095	(4,902,584)	-
Zapata Corporation	1,009,600	6,087,888	-	-	-	-	1,009,600	5,764,816
		84,071,382			(4,981,345)	82,670		62,608,626
Royce Micro-Cap Fund
Arctic Cat	974,200	4,666,418	-	-	-	-	974,200	3,731,186
AS Creation Tapeten	157,400	3,951,574	-	-	-	-	157,400	3,063,204
Cache	779,000	1,573,580	-	5,216	406	-	775,800	2,234,304
CryptoLogic	726,975	1,664,773	-	-	-	-	726,975	3,329,545
Key Technology	208,043	3,929,932	1,906,200	-	-	-	337,114	2,966,603
LaCrosse Footwear	487,269	6,081,117	61,046	-	-	60,909	493,669	3,983,909
PLATO Learning*	1,315,000	1,578,000	-	3,636,661	(1,947,878)	-
TGC Industries	1,115,613	2,309,319	-	-	-	-	1,115,613	2,443,192
ULURU	3,344,310	936,407	-	-	-	-	3,344,310	601,976
Willdan Group	424,900	807,310	-	55,998	(45,557)	-	419,600	700,732
		27,498,430			(1,993,029)	60,909		23,054,651
Royce Premier Fund
Arkansas Best	2,056,902	61,933,319	-	-	-	308,535	2,056,902	39,122,276
Cabot Microelectronics	1,886,200	49,173,234	-	1,666,696	(381,430)	-	1,836,200	44,123,886
Ceradyne	2,495,700	50,687,667	-	4,200,889	(2,305,075)	-	2,395,700	43,434,041
Cognex Corporation	2,937,717	43,478,212	134,690	-	-	442,158	2,947,717	39,352,022
Dionex Corporation	1,227,700	55,062,345	2,982,559	-	-	-	1,294,500	61,165,125
Ethan Allen Interiors	1,454,100	20,895,417	4,240,715	-	-	371,872	1,758,790	19,803,976
Fossil	4,170,790	69,652,193	-	3,456,533	(1,770,612)	-	4,070,790	63,911,403
Knight Capital Group Cl. A	4,667,200	75,375,280	-	-	-	-	4,667,200	68,794,528
Lincoln Electric Holdings	2,469,597	125,776,575	-	-	-	666,791	2,469,597	78,261,529
MKS Instruments	2,941,910	43,510,849	-	-	-	-	2,941,910	43,157,820
Nu Skin Enterprises Cl. A	4,086,500	42,622,195	-	-	-	469,948	4,086,500	42,867,385
Pan American Silver	5,380,744	91,849,300	-	5,255,029	(2,266,813)	-	5,210,044	90,758,967
Sanderson Farms	1,142,000	39,467,520	-	-	-	159,880	1,142,000	42,882,100
Schnitzer Steel Industries Cl. A	1,715,600	64,592,340	-	2,210,893	(1,330,943)	29,165	1,690,600	53,067,934
Silver Standard Resources	3,827,399	61,008,740	-	-	-	-	3,827,399	61,697,672
Simpson Manufacturing	3,358,986	93,245,451	-	-	-	335,899	3,358,986	60,528,928
Thor Industries	3,979,300	52,447,174	-	-	-	278,551	3,979,300	62,156,666
Timberland Company (The) Cl. A	2,893,900	33,424,545	-	-	-	-	2,893,900	34,553,166
Unit Corporation	2,920,474	78,035,065	-	-	-	-	2,920,474	61,096,316
Woodward Governor	3,841,024	88,420,373	-	-	-	230,461	3,841,024	42,942,648
		1,240,657,794			(8,054,873)	3,293,260		1,053,678,388
Royce Low-Priced Stock Fund
Alamos Gold*	5,048,400	35,782,503	-	-	-	-
Caliper Life Sciences	2,431,229	2,358,292	-	-	-	-	2,431,229	2,406,917
Castle (A.M.) & Co.	2,239,667	24,255,593	-	1,250,415	(724,327)	131,380	2,189,667	19,531,830
CEVA	1,281,400	8,969,800	-	-	-	-	1,281,400	9,328,592
Cross Country Healthcare	2,215,704	19,476,038	885,858	-	-	-	2,328,100	15,249,055
DivX	2,187,507	11,440,661	-	2,431,210	(1,677,091)	-	2,037,507	10,248,660
Gammon Gold*	7,283,100	39,838,557	-	17,718,247	(1,975,299)	-
Hecla Mining*	9,086,000	25,440,800	-	2,031,040	(1,400,779)	-
Houston Wire & Cable	1,291,200	12,021,072	-	-	-	109,752	1,291,200	10,006,800
Imperial Sugar	718,360	10,301,282	1,507,500	53,592	12,017	49,962	963,740	6,929,291
Integral Systems	354,294	4,269,243	6,922,953	-	-	-	954,294	8,206,928
iPass	3,526,917	4,302,839	-	-	-	-	3,526,917	3,526,917
KKR Financial Holdings	9,036,960	14,278,397	-	-	-	-	9,036,960	8,042,894
Korn/Ferry International	2,776,663	31,709,491	-	2,809,652	(1,664,760)	-	2,651,563	24,023,161
KVH Industries	1,150,200	5,958,036	-	-	-	-	1,150,200	5,704,992
LECG Corporation	1,722,490	11,557,908	-	-	-	-	1,722,490	4,375,124
Natuzzi ADR	3,015,400	7,236,960	-	65,798	(29,242)	-	2,982,000	3,429,300
NetList	1,620,100	484,410	-	545,723	(515,697)	-	1,435,734	272,789
New Frontier Media	2,126,488	3,615,030	-	226,250	(60,097)	-	2,001,488	3,302,455
Novatel Wireless	3,119,300	14,473,552	-	2,271,046	(937,509)	-	2,894,776	16,268,641
Nu Skin Enterprises Cl. A	3,621,200	37,769,116	-	-	-	416,438	3,621,200	37,986,388
PC-Tel	1,295,592	8,512,039	-	-	-	-	1,295,592	5,571,046
Sigma Designs	1,769,758	16,812,701	-	8,389,877	(2,650,963)	-	1,356,358	16,873,094
Tesco Corporation	3,077,305	21,971,958	-	-	-	-	3,077,305	24,064,525
Total Energy Services Trust	1,966,700	5,974,180	-	-	-	121,921	1,966,700	5,225,607
TrueBlue	2,769,100	26,500,287	-	2,339,831	(1,442,491)	-	2,669,100	22,020,075
TTM Technologies	2,350,035	12,243,682	-	-	-	-	2,350,035	13,630,203
Winnebago Industries	2,120,535	12,786,826	-	2,680,500	(1,633,661)	-	1,970,535	10,463,541
		430,341,253			(14,699,899)	829,453		286,688,825
Royce Total Return Fund
Bancorp Rhode Island	261,300	5,539,560	-	-	-	44,421	261,300	4,721,691
Chase Corporation	753,974	8,512,366	-	-	-	-	753,974	7,011,958
Heidrick & Struggles International	834,761	17,980,752	-	-	-	108,519	834,761	14,808,660
LSI Industries	1,159,992	7,969,145	-	-	-	58,000	1,159,992	5,997,159
Mueller (Paul) Company	116,700	3,553,515	-	-	-	70,020	116,700	2,042,250
Peapack-Gladstone Financial	441,091	11,750,664	-	-	-	70,575	441,091	7,952,871
Starrett (L.S.) Company (The) Cl. A	529,400	8,523,340	-	-	-	63,528	529,400	3,308,750
		63,829,342			-	415,063		45,843,339
Royce Opportunity Fund
Bottomline Technologies	1,341,923	9,527,653	-	-	-	-	1,341,923	8,829,853
BTU International	497,954	1,991,816	139,228	-	-	-	536,654	1,797,791
Cambrex Corporation	1,334,708	6,166,351	526,790	95,167	6,429	-	1,508,908	3,440,310
ClearOne Communications	699,862	2,750,458	15,550	-	-	-	704,862	2,114,586
Cost Plus*	1,173,665	1,100,898	-	315,754	(222,824)	-
CPI Aerostructures	305,100	1,678,050	-	-	-	-	305,100	2,044,170
dELiA*s	1,824,450	4,013,790	17,266	-	-	-	1,834,450	3,081,876
Design Within Reach	777,937	528,997	18,917	-	-	-	804,037	434,180
Dixie Group	649,132	993,172	14,374	-	-	-	659,132	725,045
Electroglas*	1,407,727	201,305	-	2,273,299	(2,240,065)	-
Evans & Sutherland Computer	806,730	484,038	-	-	-	-	806,730	209,750
Ikanos Communications	1,364,221	1,718,919	115,108	-	-	-	1,458,921	2,071,668
Interlink Electronics	892,775	124,989	-	-	-	-	892,775	223,194
Interphase Corporation	392,400	651,384	82,738	-	-	-	420,100	1,260,300
LeCroy Corporation	811,536	2,475,185	24,440	-	-	-	827,036	2,596,893
MarineMax	984,100	3,336,099	417,843	-	-	-	1,202,800	2,357,488
Material Sciences	679,900	1,053,845	106,904	-	-	-	834,900	450,846
Merix Corporation	1,582,267	474,680	-	-	-	-	1,582,267	443,035
Nanometrics	1,495,336	1,734,590	-	-	-	-	1,495,336	1,794,403
Network Equipment Technologies	1,508,893	4,345,612	345,465	-	-	-	1,626,587	5,758,118
Optical Cable*	307,365	829,885	-	-	-	-
Planar Systems	1,105,561	674,392	80,699	-	-	-	1,223,974	832,302
REX Stores	654,000	5,277,780	283,657	112,666	374	-	687,200	7,366,784
Rubio’s Restaurants	631,500	2,254,455	-	-	-	-	631,500	2,658,615
SCM Microsystems	894,420	2,012,445	21,120	-	-	-	902,420	2,301,171
SigmaTron International	310,740	708,487	2,453	-	-	-	312,315	515,320
Thermadyne Holdings	665,771	4,573,847	287,921	-	-	-	738,271	1,565,134
Tollgrade Communications	813,184	3,887,019	-	593,331	(265,622)	-	755,134	4,379,777
TRC Companies	1,709,647	3,316,715	81,457	-	-	-	1,739,147	4,173,953
Trex Company	708,300	11,658,618	1,432,655	2,120,534	(468,666)	-	813,500	6,207,005
		80,545,474			(3,190,374)	-		69,633,567
Royce Special Equity Fund
Atrion Corporation	84,000	8,156,400	1,361,245	-	-	30,240	102,000	9,000,480
Bowl America Cl. A	262,500	2,430,750	146,890	-	-	39,375	277,711	2,721,568
CSS Industries	452,000	8,018,480	491,618	-	-	71,250	488,000	8,296,000
Frisch’s Restaurants	315,600	5,949,060	823,800	-	-	41,496	356,800	7,225,200
Hawkins	547,500	8,371,275	-	-	-	142,350	547,500	8,447,925
Koss Corporation	201,000	1,869,300	91,741	-	-	27,190	209,150	2,580,911
Lawson Products	431,058	9,849,675	934,690	-	-	86,212	490,400	5,968,168
National Presto Industries	475,000	36,575,000	417,322	-	-	2,652,900	482,500	29,437,325
Psychemedics Corporation	156,797	1,012,909	492,815	-	-	32,299	266,827	1,510,241
		82,232,849			-	3,123,312		75,187,818
Royce Value Fund
Major Drilling Group International*	1,195,100	12,101,053	-	5,469,711	(3,781,082)	-
		12,101,053			(3,781,082)	-
Royce Value Plus Fund
A.C. Moore Arts & Crafts	1,883,100	2,636,340	-	-	-	-	1,883,100	3,559,059
Anika Therapeutics	1,042,395	3,168,881	-	-	-	-	1,042,395	4,763,745
Avid Technology	1,866,700	20,365,697	-	-	-	-	1,866,700	17,061,638
Bancorp (The)	611,300	2,292,375	727,241	-	-	-	842,170	3,553,957
Casual Male Retail Group	4,081,600	2,122,432	-	-	-	-	4,081,600	1,999,984
Celadon Group	1,998,700	17,048,911	-	-	-	-	1,998,700	11,092,785
Cerus Corporation	2,884,500	2,019,150	-	-	-	-	2,884,500	1,961,460
Christopher & Banks	2,153,900	12,061,840	-	-	-	129,234	2,153,900	8,809,451
Cosi	3,997,600	1,155,306	-	-	-	-	3,997,600	1,359,184
Cypress Bioscience	2,384,200	16,307,928	-	2,116,829	(994,498)	-	2,259,200	16,062,912
Digi International	1,413,800	11,465,918	-	-	-	-	1,413,800	10,843,846
DivX	1,786,300	9,342,349	-	-	-	-	1,786,300	8,985,089
Dyax Corporation	3,488,554	12,698,337	-	-	-	-	3,488,554	8,756,270
Exar Corporation	2,271,464	15,150,665	-	-	-	-	2,271,464	14,173,935
FARO Technologies	1,284,700	21,660,042	-	-	-	-	1,284,700	17,266,368
HealthTronics	3,358,000	7,555,500	-	-	-	-	3,358,000	4,566,880
Houston Wire & Cable	956,300	8,903,153	-	-	-	81,286	956,300	7,411,325
K-V Pharmaceutical Cl. A*	3,018,323	8,692,770	-	33,060,743	(31,309,396)	-
Liquidity Services	1,313,400	10,940,622	584,869	-	-	-	1,413,400	9,879,666
Littelfuse	1,216,000	20,185,600	1,555,926	-	-	-	1,341,000	14,737,590
Mercury Computer Systems	2,048,749	12,927,606	559,239	-	-	-	2,138,749	11,827,282
ORBCOMM	2,172,101	4,691,738	-	-	-	-	2,172,101	3,192,989
RADVision	1,741,600	9,387,224	-	-	-	-	1,741,600	8,690,584
Shamir Optical Industry	899,900	2,546,717	1,125,495	-	-	-	1,257,200	3,784,172
Sonic Solutions	1,488,600	2,619,936	-	-	-	-	1,488,600	1,786,320
Supertex	890,153	21,372,574	-	-	-	-	890,153	20,562,534
Symyx Technologies	3,267,577	19,409,408	-	-	-	-	3,267,577	14,540,718
Tennant Company	1,024,000	15,769,600	308,932	-	-	133,120	1,052,000	9,857,240
TradeStation Group	2,190,000	14,125,500	-	-	-	-	2,190,000	14,454,000
Vital Images	1,078,566	15,002,853	-	2,037,563	(1,041,225)	-	978,566	11,028,439
		323,626,972			(33,345,119)	343,640		266,569,422

*	Not an Affiliated Company at March 31, 2009.
[d]	Securities for which market quotations are not readily available represent 0.0%, 0.6%, 0.0%, 0.5%, 0.0%, 0.0%, 2.3%, 2.0% and 0.0% of net assets for Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Technology Value Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund and Royce SMid-Cap Value Fund. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.
[e]	Includes securities first acquired in 2009 and less than 1% of net assets.
[f]	This security, and the common stock into which the security is convertible, are not and will not be registered under the Securities Act of 1933 and related rules (“restricted security”). Accordingly, such securities may not be offered, sold, transferred or delivered, directly or indirectly, unless (i) such shares are registered under the Securities Act and any other applicable state securities laws, or (ii) an exemption from registration under the Securities Act and any other applicable state securities laws is available.
[g]	These securities are not registered under the Securities Act of 1933 and may be subject to contractual and/or legal restrictions on resale to the general public or to certain institutions. However, these securities can be sold in accordance with Rule 144A under the Securities Act of 1933 and will not be considered to be illiquid so long as Royce believes that an adequate trading market exists for the security. Rule 144A allows qualified institutional buyers to participate in an institutional trading market for securities otherwise subject to restriction on resale to the general public.

		Number	Acquisition		Fair Value at	Percent of Net	Distributions
Fund	Security	of Shares	Dates	Cost	3/31/09	Assets	Received

Royce Micro-Cap Fund	Kennedy-Wilson Conv.	4,500	5/08, 9/08	$4,500,000	$2,946,424	0.6%	$78,750
Royce Total Return Fund	MF Global 9.75% Conv.	50,000	6/08	4,500,000	2,634,000	0.1%	-
Royce Heritage Fund	Kennedy-Wilson Conv.	565	9/08	565,000	369,940	0.4%	9,888
Royce Financial Services Fund	Kennedy-Wilson Conv.	297	5/08, 9/08	297,000	194,464	2.3%	5,198
Royce Dividend Value Fund	Kennedy-Wilson Conv.	230	5/08	230,000	150,595	2.0%	4,025

h     All or a portion of these securities have been segregated as collateral for short sales.

TAX INFORMATION:
At March 31, 2009, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$4,020,060,266	$(1,208,875,306)	$221,059,585	$1,429,934,891
Royce Micro-Cap Fund	841,644,830	(297,338,534)	49,709,502	347,048,036
Royce Premier Fund	3,663,298,306	(565,572,001)	299,233,600	864,805,601
Royce Low-Priced Stock Fund	3,214,659,471	(903,576,731)	238,275,520	1,141,852,251
Royce Total Return Fund	3,703,222,966	(790,095,157)	327,510,926	1,117,606,083
Royce Heritage Fund	116,860,379	(27,748,995)	4,660,609	32,409,604
Royce Opportunity Fund	1,981,002,863	(1,014,541,138)	19,195,214	1,033,736,352
Royce Special Equity Fund	586,940,473	(44,257,022)	45,516,206	89,773,228
Royce Value Fund	1,207,241,134	(407,313,743)	34,282,298	441,596,041
Royce Value Plus Fund	3,136,897,275	(1,199,667,590)	39,262,077	1,238,929,667
Royce Technology Value Fund	9,257,776	(2,372,114)	160,183	2,532,297
Royce 100 Fund	77,208,001	(15,662,143)	1,687,114	17,349,257
Royce Discovery Fund	3,234,482	(1,208,508)	63,480	1,271,988
Royce Financial Services Fund	12,476,271	(4,239,867)	220,239	4,460,106
Royce Dividend Value Fund	9,767,686	(2,610,631)	352,697	2,963,328
Royce European Smaller-Companies Fund	6,259,266	(2,932,633)	8,846	2,941,479
Royce Global Value Fund	44,147,934	(18,128,458)	644,855	18,773,313
Royce SMid-Cap Value Fund	9,239,637	(1,486,541)	240,182	1,726,723
Royce International Smaller-Companies Fund	2,613,617	(782,976)	29,052	812,028
Royce Focus Value Fund	1,028,590	131,097	137,428	6,331
Royce Select Fund I	18,631,071	(2,076,460)	1,119,326	3,195,786
Royce Select Fund II	2,001,044	(292,559)	158,079	450,638
Royce Global Select Fund	7,913,825	(2,123,638)	265,393	2,389,031
Royce SMid-Cap Select Fund	757,023	(35,070)	12,835	47,905

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) and at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Royce Pennsylvania Mutual Fund	$2,570,537,236	$240,642,805	$4,919	$2,811,184,960
Royce Micro-Cap Fund	358,631,627	182,728,245	2,946,424	544,306,296
Royce Premier Fund	2,690,544,040	407,182,265	-	3,097,726,305
Royce Low-Priced Stock Fund	1,857,255,311	453,827,429	-	2,311,082,740
Royce Total Return Fund	2,673,432,195	239,686,182	9,432	2,913,127,809
Royce Heritage Fund	70,413,936	18,302,384	395,064	89,111,384
Royce Opportunity Fund	870,384,396	96,077,329	-	966,461,725
Royce Special Equity Fund	404,938,219	137,745,232	-	542,683,451
Royce Value Fund	734,777,163	65,150,228	-	799,927,391
Royce Value Plus Fund	1,650,597,439	286,632,246	-	1,937,229,685
Royce Technology Value Fund	5,959,121	926,541	-	6,885,662
Royce 100 Fund	52,763,333	8,782,076	449	61,545,858
Royce Discovery Fund	1,897,974	128,000	-	2,025,974
Royce Financial Services Fund	5,511,738	2,530,091	194,575	8,236,404
Royce Dividend Value Fund	6,176,003	830,457	150,595	7,157,055
Royce European Smaller-Companies Fund	70,878	3,255,755	-	3,326,633
Royce Global Value Fund	11,297,141	14,722,335	-	26,019,476
Royce SMid-Cap Value Fund	7,106,157	646,846	93	7,753,096
Royce International Smaller-Companies Fund	469,984	1,360,657	-	1,830,641
Royce Focus Value Fund	1,080,327	79,360	-	1,159,687
Royce Select Fund I	14,905,273	1,649,338	-	16,554,611
Royce Select Fund II	1,460,784	331,044	-	1,791,828
Royce Global Select Fund	2,900,294	2,889,893	-	5,790,187
Royce SMid-Cap Select Fund	556,081	192,110	-	748,191

Short positions:
	Level 1	Level 2	Level 3	Total

Royce Select Fund II	$(83,343)	$-	$-	$(83,343)
Royce SMid-Cap Select Fund	(26,238)	-	-	(26,238)

Level 3 Reconciliation:

		Change in unrealized
	Balance as of	appreciation		Transfers		Realized	Balance as of
	12/31/08	(depreciation)	Purchases	In	Sales	Gain (Loss)	3/31/09

Royce Pennsylvania Mutual Fund	$-	$4,919	$-	$-	$-	$-	$4,919
Royce Micro-Cap Fund	3,642,854	(696,430)	-	-	-	-	2,946,424
Royce Total Return Fund	7,000	2,221,807	-	-	70,000	(2,149,375)	9,432
Royce Heritage Fund	457,380	(127,926)	1,634	63,976	-	-	395,064
Royce 100 Fund	-	449	-	-	-	-	449
Royce Financial Services Fund	240,428	(45,853)	-	-	-	-	194,575
Royce Dividend Value Fund	186,190	(35,595)	-	-	-	-	150,595
Royce SMid-Cap Value Fund	-	93	-	-	-	-	93

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)              The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

      Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: May 29, 2009

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: May 29, 2009